UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)

Deedra S. Walkey Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant's telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	March 1, 2007 – May 31, 2007

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

May 31, 2007

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Quarterly Report

May 31, 2007 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 34.9%
SSgA Bond Market Fund	2,839,140	27,512
Domestic Equities - 44.2%
SSgA Aggressive Equity Fund	2,135,009	11,614
SSgA Large Cap Growth Opportunities Fund	837,270	10,139
SSgA Large Cap Value Fund	670,026	8,751
SSgA S&P 500 Index Fund	171,614	4,337
		34,841
International Equities - 14.0%
SSgA International Growth Opportunities Fund	178,254	2,554
SSgA International Stock Selection Fund	561,799	8,517
		11,071
Short-Term Investments - 6.9%
SSgA Money Market Fund	5,480,088	5,480
Total Investments - 100.0%
(identified cost $64,424)		78,904
Other Assets and Liabilities, Net - 0.0%		3
Net Assets - 100.0%		78,907

See accompanying notes which are an integral part of the schedules of investments.
3

SSgA Life Solutions
Growth Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 14.9%
SSgA Bond Market Fund	757,888	7,344
Domestic Equities - 59.0%
SSgA Aggressive Equity Fund	1,862,055	10,130
SSgA Large Cap Growth Opportunities Fund	589,227	7,135
SSgA Large Cap Value Fund	468,702	6,121
SSgA S&P 500 Index Fund	222,080	5,612
		28,998
International Equities - 19.1%
SSgA International Growth Opportunities Fund	101,730	1,458
SSgA International Stock Selection Fund	522,221	7,917
		9,375
Short-Term Investments - 7.0%
SSgA Money Market Fund	3,415,466	3,415
Total Investments - 100.0%
(identified cost $37,365)		49,132
Other Assets and Liabilities, Net - (0.0%)		(16)
Net Assets - 100.0%		49,116

See accompanying notes which are an integral part of the schedules of investments.
4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.1%
Bonds - 54.9%
SSgA Bond Market Fund	1,431,672	13,873
Domestic Equities - 29.2%
SSgA Aggressive Equity Fund	392,497	2,135
SSgA Large Cap Growth Opportunities Fund	173,812	2,105
SSgA Large Cap Value Fund	131,984	1,724
SSgA S&P 500 Index Fund	56,489	1,427
		7,391
International Equities - 9.0%
SSgA International Growth Opportunities Fund	39,710	569
SSgA International Stock Selection Fund	112,428	1,704
		2,273
Short-Term Investments - 7.0%
SSgA Money Market Fund	1,763,684	1,764
Total Investments - 100.1%
(identified cost $22,339)		25,301
Other Assets and Liabilities, Net - (0.1%)		(20)
Net Assets - 100.0%		25,281

See accompanying notes which are an integral part of the schedules of investments.
5

SSgA

Life Solutions Funds

Notes to Quarterly Report — May 31, 2007 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2007. This Quarterly Report reports on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as "the Funds". Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003 the Funds Class R shares prospectus became effective. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
SSgA Enhanced Small Cap
SSgA Directional Core Equity
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

Notes to Quarterly Report
6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

Notes to Quarterly Report
7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Board-Approved Securities Valuation Procedures, including Market Value Procedures and Fair Value Procedures are described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator

Notes to Quarterly Report
8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

At May 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$67,008,511	$39,143,511	$23,014,710
Gross Tax Unrealized Appreciation	12,232,317	10,024,844	2,444,600
Gross Tax Unrealized Depreciation	(337,195)	(35,965)	(158,041)
Net Tax Unrealized Appreciation (Depreciation)	$11,895,122	$9,988,879	$2,286,559

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (a series of the Investment Company not presented herein). Shares of the SSgA Money Market Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If SSgA Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2007, $10,659,238 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Quarterly Report
9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — May 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800)647-7327.

Shareholder Requests for Additional Information
10

LSQR-05/07

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

May 31, 2007

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2007 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
Money Market Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 24.7%
Alliance & Leicester PLC (Ê)	60,000	5.300	06/30/08	60,000
American Centurion Bank (Ê)	100,000	5.290	08/10/07	100,000
American Centurion Bank (Ê)	75,000	5.400	11/16/07	75,036
American Centurion Bank (Ê)	90,000	5.340	12/12/07	90,023
American Centurion Bank (Ê)	35,000	5.290	06/21/08	35,000
Caja Madrid (Ê)	40,000	5.360	05/18/08	40,000
CAM US Finance SA (Ê)	25,000	5.360	04/03/08	25,000
General Electric Capital Corp. (Ê)	200,000	5.280	05/24/08	200,000
Goldman Sachs Group, Inc. (Promissory Note) (Ê)	30,000	5.470	08/13/07	30,000
HBOS Treasury Services PLC (Ê)	40,000	5.390	01/30/08	40,000
JP Morgan Chase & Co. (Ê)	105,000	5.290	06/02/08	105,000
Lloyds TSB Bank PLC (Ê)	150,000	5.290	06/06/08	150,000
Macquarie Bank Ltd. (Ê)	30,000	5.340	04/21/08	30,000
Merrill Lynch & Co. Inc. (Ê)	70,000	5.400	06/04/08	70,000
Morgan Stanley (Ê)	70,000	5.400	06/04/08	70,000
Morgan Stanley (Ê)	50,000	5.380	06/15/08	50,000
National Australia Bank (Ê)	70,000	5.310	06/08/07	70,000
Northern Rock PLC (Ê)	65,000	5.380	05/03/08	65,000
Northern Rock PLC (Ê)	40,000	5.340	06/07/08	40,000
Svenska Handelsbanken (Ê)	70,000	5.290	06/14/08	70,000
Svenska Handelsbanken (Ê)	100,000	5.290	06/21/08	100,000
UniCredito Italiano SpA (Ê)	25,000	5.330	06/15/07	25,000
Wells Fargo & Co. (Ê)	100,000	5.310	08/03/07	100,000
Wells Fargo & Co. (Ê)	105,000	5.280	06/18/08	105,000
Westpac Banking Corp. (Ê)	100,000	5.300	06/08/08	100,000
Westpac Banking Corp. (Ê)	52,000	5.310	06/16/08	52,000
Total Corporate Bonds and Notes (amortized cost $1,897,059)				1,897,059
Domestic Certificates of Deposit - 1.3%
Washington Mutual Bank (Ê)	100,000	5.340	09/17/07	100,000
Total Domestic Certificates of Deposit (amortized cost $100,000)				100,000
Domestic Commercial Paper - 15.2%
Bank of America Corp. (Ê)	100,000	5.195	08/06/07	99,048
Bank of America Corp. (Ê)	125,000	5.191	09/21/07	122,982
Beethoven Funding Corp. (Ê)	110,555	5.270	06/06/07	110,475
Ciesco, LLC (Ê)	200,000	5.230	08/09/07	197,995
Emerald Notes	133,500	5.265	08/07/07	132,192
Giro Balanced Funding Corp. (Ê)	150,000	5.290	06/27/07	149,427
Govco Inc. (Ê)	100,000	5.235	07/23/07	99,243
Grampian Funding Ltd. (Ê)	100,000	5.165	06/11/07	99,856
Sandlot Funding LLC (Ê)	100,000	5.285	07/20/07	99,280
Stratford Receivables Co. (Ê)	52,398	5.290	06/26/07	52,205
Total Domestic Commercial Paper (amortized cost $1,162,703)				1,162,703

Money Market Fund
3

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Time Deposits - 4.3%
Fifth Third Bank (Ê)	180,000	5.281	06/01/07	180,000
Marshall & Ilsley Corp. (Ê)	150,000	5.281	06/01/07	150,000
Total Domestic Time Deposits (amortized cost $330,000)				330,000
Eurodollar Certificates of Deposit - 4.2%
Calyon NY (Ê)	50,000	5.350	08/31/07	50,001
Calyon NY (Ê)	100,000	5.305	10/22/07	100,006
ING Bank NV (Ê)	175,000	5.310	08/06/07	175,000
Total Eurodollar Certificates of Deposit (amortized cost $325,007)				325,007
Foreign Commercial Paper - 2.9%
Danske Corp. (Ê)	125,000	5.128	10/23/07	122,436
Macquarie Bank Ltd. (Ê)	100,000	5.300	07/20/07	99,999
Total Foreign Commercial Paper (amortized cost $222,435)				222,435
United States Government Agencies - 1.3%
Freddie Mac (Ê)	100,000	5.170	03/26/08	99,959
Total United States Government Agencies (amortized cost $99,959)				99,959
Yankee Certificates of Deposit - 27.0%
Banco Bilbao Vizcaya Argentaria (Ê)	50,000	5.295	06/05/07	50,000
Banco Bilbao Vizcaya Argentaria (Ê)	150,000	5.345	08/07/07	150,001
Bank of Ireland (Ê)	125,000	5.300	10/22/07	125,000
Barclays Bank PLC (Ê)	75,000	5.300	07/19/07	75,000
Barclays Bank PLC (Ê)	140,000	5.355	01/22/08	140,000
BNP Paribas SA (Ê)	60,000	5.290	10/03/07	59,996
BNP Paribas SA (Ê)	100,000	5.300	10/26/07	100,000
BNP Paribas SA (Ê)	50,000	5.180	12/20/07	49,948
Calyon NY (Ê)	80,000	5.368	10/26/07	79,992
Deutsche Bank AG (Ê)	122,000	5.355	01/22/08	122,027
DG Bank/New York (Ê)	150,000	5.310	11/05/07	150,000
HBOS Treasury Services PLC (Ê)	100,000	5.280	06/19/07	100,000
Landesbank Baden-Wuerttemberg (Ê)	200,000	5.300	10/18/07	200,000
Nordbanken AB (Ê)	118,000	5.330	05/11/08	118,000
Nordea Bank Finland PLC (Ê)	24,500	5.320	01/18/08	24,496
Royal Bank of Canada (Ê)	200,000	5.320	03/20/08	200,006
Royal Bank of Scotland (Ê)	100,000	5.260	09/14/07	99,992
Societe Generale (Ê)	150,000	5.258	06/20/07	149,999
Societe Generale (Ê)	75,000	5.300	10/22/07	75,000
Total Yankee Certificates of Deposit (amortized cost $2,069,457)				2,069,457
Total Investments - 80.9% (amortized cost $6,206,620)				6,206,620

Money Market Fund
4

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 19.2%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of 490,910 dated May 31, 2007 at 5.310% to be repurchased at $490,982 on June 1, 2007, collateralized by: $746,711 par various United States Government Agency Mortgage Obligations, valued at $500,728	490,910
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of 850,000 dated May 31, 2007 at 5.310% to be repurchased at $850,125 on June 1, 2007, collateralized by: $1,518,306 par various United States Government Agency Mortgage Obligations, valued at $867,002	850,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of 132,104 dated May 31, 2007 at 5.320% to be repurchased at $132,124 on June 1, 2007, collateralized by: $244,272 par various United States Government Agency Mortgage Obligations, valued at $134,750	132,104
Total Repurchase Agreements (identified cost $1,473,014)	1,473,014
Total Investments and Repurchase Agreements - 100.1% (cost $7,679,634) (†)	7,679,634
Other Assets and Liabilities, Net - (0.1%)	(5,822)
Net Assets - 100.0%	7,673,812

See accompanying notes which are an integral part of the schedules of investments.
5

SSgA
US Government Money Market Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 23.5%
Federal Home Loan Mortgage Corp	100,000	5.170	03/26/08	99,959
Federal National Mortgage Association Discount Note	50,000	5.090	07/03/07	49,774
Federal National Mortgage Association Discount Note	98,744	5.040	02/28/08	94,970
Total United States Government Agencies (amortized cost $244,703)				244,703
Total Investments - 23.5% (amortized cost $244,703)				244,703

Repurchase Agreements - 76.9%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $200,000 dated May 31, 2007 at 5.290% to be repurchased at $200,029 on June 1, 2007, collateralized by: $203,581 par United States Government Agency Obligations, valued at $204,000	200,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $40,000 dated May 31, 2007 at 5.290% to be repurchased at $40,006 on June 1, 2007, collateralized by: $42,193 par United States Government Agency Obligations, valued at $40,801	40,000
Agreement with Barclays Capital Inc. and The Bank of New York, Inc. (Tri-Party) of $40,000 dated May 31, 2007 at 5.280% to be repurchased at $40,006 on June 1, 2007, collateralized by: $41,787 par United States Government Agency Obligations, valued at $40,801	40,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $40,000 dated May 31, 2007 at 5.270% to be repurchased at $40,006 on June 1, 2007, collateralized by: $40,365 par United States Government Agency Obligations, valued at $40,804	40,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party) of $40,000 dated May 31, 2007 at 5.300% to be repurchased at $40,006 on June 1, 2007, collateralized by: $41,292 par United States Government Agency Obligations, valued at $40,800	40,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $40,000 dated May 31, 2007 at 5.280% to be repurchased at $40,006 on June 1, 2007, collateralized by: $41,266 par United States Government Agency Obligations, valued at $40,803	40,000
Agreement with Deutsche Bank AG and The Bank of of New York, Inc. (Tri-Party) of $40,000 dated May 31, 2007 at 5.300% to be repurchased at $40,006 on June 1, 2007, collateralized by: $40,108 par United States Government Agency Obligations, valued at $40,800	40,000
Agreement with Goldman Sachs & Co. and The Bank of of New York, Inc. (Tri-Party) of $40,000 dated May 31, 2007 at 5.300% to be repurchased at $40,006 on June 1, 2007, collateralized by: $40,487 par United States Government Agency Obligations, valued at $40,801	40,000

US Government Money Market Fund
6

SSgA
US Government Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $40,000 dated May 31, 2007 at 5.270% to be repurchased at $40,006 on June 1, 2007, collateralized by: $35,085 par United States Government Agency Obligations, valued at $40,802	40,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $1,852 dated May 31, 2007 at 5.080% to be repurchased at $1,852 on June 1, 2007, collateralized by: $1,875 par United States Government Agency Obligations, valued at $1,891	1,852
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $40,000 dated May 31, 2007 at 5.240% to be repurchased at $40,006 on June 1, 2007, collateralized by: $37,949 par United States Government Agency Obligations, valued at $40,803	40,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $40,000 dated May 31, 2007 at 5.300% to be repurchased at $40,006 on June 1, 2007, collateralized by: $40,680 par United States Government Agency Obligations, valued at $40,801	40,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated May 31, 2007 at 5.290% to be repurchased at $200,029 on June 1, 2007, collateralized by: $200,168 par United States Government Agency Obligations, valued at $204,003	200,000
Total Repurchase Agreements (identified cost $801,852)	801,852
Total Investments and Repurchase Agreements - 100.4% (cost $1,046,555) (†)	1,046,555
Other Assets and Liabilities, Net - (0.4%)	(4,408)
Net Assets - 100.0%	1,042,147

See accompanying notes which are an integral part of the schedules of investments.
7

SSgA
Tax Free Money Market Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 99.3%
Alabama - 2.6%
Mobile Industrial Development Board Revenue Bonds, weekly demand (Ê)	5,900	3.880	06/01/15	5,900
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	3.760	12/01/30	3,365
Montgomery Waterworks & Sanitary Sewer Board Revenue Bonds, weekly demand (Ê)(µ)	5,260	3.830	03/01/13	5,260
University of South Alabama Revenue Bonds, weekly demand (Ê)(µ)	2,055	3.830	03/15/12	2,055
				16,580
Alaska - 0.4%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.750	07/01/22	2,250
Arizona - 0.8%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.800	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.800	12/01/22	2,400
				4,900
California - 9.4%
California State Department of Water Resources Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.800	05/01/21	3,500
California State Public Works Board Revenue Bonds, weekly demand (Ê)	12,675	5.000	06/01/23	12,675
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	25,700	3.710	05/01/33	25,700
County of Ventura California Certificate Of Participation, weekly demand (Ê)(µ)	2,970	3.780	08/15/11	2,970
San Jose Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	2,935	3.640	07/01/26	2,935
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	2,275	3.660	05/01/33	2,275
State of California Revenue Bonds, weekly demand (Ê)	6,225	3.800	07/01/23	6,225
				56,280
Colorado - 2.4%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	3,925	3.800	11/01/23	3,925
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	3,300	3.800	11/01/25	3,300
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	50	3.880	09/01/33	50
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	3.800	10/01/30	725
Denver City & County Colorado Certificate Of Participation, weekly demand (Ê)(µ)	4,900	3.760	12/01/29	4,900
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,145	3.800	09/01/18	1,145
				14,045
Connecticut - 1.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	3.670	06/07/07	2,500
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.790	07/01/08	3,700
				6,200

Tax Free Money Market Fund
8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
District of Columbia - 0.5%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,220	3.800	06/01/15	1,220
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.800	06/01/30	1,800
				3,020
Florida - 2.1%
City of Pembroke Pines Florida Revenue Bonds, weekly demand (Ê)(µ)	5,100	3.750	10/01/34	5,100
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.700	01/01/16	2,410
Miami-Dade County Housing Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,030	3.810	08/01/33	2,030
Volusia County Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,010	3.830	12/01/12	3,010
				12,550
Georgia - 1.9%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,410	3.810	01/01/19	1,410
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	10,000	3.760	03/01/20	10,000
				11,410
Idaho - 0.7%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	3.850	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.850	07/01/33	2,500
				4,000
Illinois - 4.9%
Chicago Board of Education General Obligation Unlimited, weekly demand (Ê)(µ)	2,000	3.820	03/01/32	2,000
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	3.810	03/01/27	3,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	3.810	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	3.830	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,400	3.750	05/01/28	4,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	8,000	3.760	12/01/34	8,000
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.830	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.800	04/01/41	3,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.800	08/01/15	2,300
				29,150
Iowa - 0.3%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.760	02/15/35	2,000
Kentucky - 4.5%
Breckinridge County Kentucky Revenue Bonds, weekly demand (Ê)(µ)	18,925	3.880	02/01/32	18,925
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	7,650	3.750	05/15/23	7,650
				26,575
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,000	3.930	07/01/12	1,000

Tax Free Money Market Fund
9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Maryland - 1.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.800	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Bonds, weekly demand (Ê)	3,000	3.820	06/01/30	3,000
				7,000
Massachusetts - 8.4%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.860	07/01/30	1,000
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,555	3.790	03/01/19	2,555
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,115	3.740	12/01/32	2,115
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	6,000	3.820	07/01/17	6,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	3.800	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	8,300	3.750	07/01/29	8,300
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	13,500	3.800	07/01/40	13,500
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	6,400	3.780	11/01/49	6,400
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	3.800	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.800	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	3.750	06/15/33	5,800
				49,950
Michigan - 1.2%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.900	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	3,595	3.830	10/01/21	3,595
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.820	06/01/30	2,000
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	325	3.800	09/15/09	325
				7,420
Missouri - 1.8%
Kansas City Municipal Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	4,300	3.750	04/15/34	4,300
Missouri State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	6,310	3.880	05/15/34	6,310
				10,610
Nevada - 0.5%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.800	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.800	10/15/33	1,900
				3,100

Tax Free Money Market Fund
10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
New Hampshire - 1.1%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.800	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.750	06/01/32	4,500
				6,400
New Jersey - 5.8%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	18,100	3.780	07/01/26	18,100
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)	16,400	3.650	07/01/26	16,400
				34,500
New York - 12.1%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.680	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	3.680	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	41,400	3.750	02/15/16	41,400
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	3.760	06/01/22	1,100
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.800	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,835	3.750	11/01/22	3,835
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.800	11/15/22	4,160
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	3.830	08/01/31	2,000
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,720	3.750	07/01/28	1,720
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.750	03/15/28	3,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,850	3.800	05/15/35	2,850
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	4,670	3.700	01/01/31	4,670
				72,035
North Carolina - 4.4%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)	2,620	3.750	01/15/26	2,620
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,880	3.750	07/01/16	1,880
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.750	07/01/29	4,595
County of Union North Carolina General Obligation Unlimited, weekly demand (Ê)	4,200	3.730	03/01/30	4,200
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	3.750	03/01/15	3,065
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,700	3.750	06/01/28	5,700
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	3,300	3.760	10/01/32	3,300
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	3.800	05/01/21	1,000
				26,360

Tax Free Money Market Fund
11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Ohio - 1.8%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,500	3.740	12/01/26	1,500
Franklin County Ohio Revenue Bonds, weekly demand (Ê)(µ)	6,100	3.800	06/01/16	6,100
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,945	3.750	03/15/25	2,945
				10,545
Oregon - 1.1%
State of Oregon General Obligation Limited, weekly demand (Ê)	6,300	3.800	12/01/18	6,300
Pennsylvania - 1.8%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.800	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.800	06/01/29	1,700
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,900	3.870	11/01/30	2,900
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	1,300	3.870	02/15/21	1,300
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	2,300	3.870	07/01/25	2,300
				10,700
Puerto Rico - 2.1%
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.780	07/01/11	4,595
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.780	01/01/13	1,000
Puerto Rico Public Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)(§)	7,210	3.780	12/01/19	7,210
				12,805
South Carolina - 0.4%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.750	01/01/23	1,200
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,295	3.750	02/15/28	1,295
				2,495
Tennessee - 0.8%
City of Memphis Tennessee General Obligation Unlimited	830	4.080	08/01/07	830
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.760	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.890	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	85	3.900	07/01/34	85
				4,760
Texas - 13.1%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.770	12/01/14	1,400
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.830	08/15/35	1,700
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	19,500	3.860	02/15/31	19,500

Tax Free Money Market Fund
12

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	25,000	3.860	12/01/32	25,000
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.800	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.860	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.860	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,630	3.750	12/01/16	3,630
State of Texas Notes	15,000	4.500	08/31/07	15,024
University of Texas Revenue Bonds, weekly demand (Ê)	3,700	3.800	08/15/13	3,700
				78,154
Utah - 5.7%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.880	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	25,300	3.800	05/15/36	25,300
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.890	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.850	07/01/33	6,000
				34,250
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.800	12/01/25	1,200
Virginia - 0.7%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.770	06/15/26	1,500
Virginia Public School Authority Revenue Bonds	2,500	5.000	08/01/07	2,505
				4,005
Washington - 2.4%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.830	07/01/18	1,000
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,665	3.760	07/01/42	2,665
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.810	01/01/43	2,000
Snohomish County Public Utility District No. 1 Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.750	01/01/25	2,500
Washington Economic Development Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.810	10/01/25	2,410
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,800	3.810	08/01/26	3,800
				14,375
West Virginia - 0.5%
West Virginia State Hospital Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.800	12/01/25	3,000

Tax Free Money Market Fund
13

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Wisconsin - 0.5%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	3.830	09/01/33	3,000
Total Short-Term Tax Exempt Obligations (amortized cost $592,924)				592,924
Total Investments - 99.3% (amortized cost $592,924)				592,924
Other Assets and Liabilities, Net - 0.7%				3,901
Net Assets - 100.0%				596,825

See accompanying notes which are an integral part of the schedules of investments.
14

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

%
Quality Ratings as of % of Value
VMIG1, SP-1+ or equivalent*	100
Economic Sector Emphasis as a of % of Value
Health Care Revenue	29
General Obligation	20
Education Revenue	13
Housing Revenue	8
Electrical & Power Revenue	6
Industrial Revenue/Pollution Control Revenue	4
Public Agency Revenue	4
Water & Sewer Revenue	4
Leasing Revenue	3
Transportation Revenue	3
Pre-refunded/Escrow to Maturity Bonds	2
Airport Revenue	1
Other Revenue	1
Utilities Revenue	1
Water	1
100

*  VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the schedules of investments.
15

SSgA
Money Market Funds

Notes to Schedules of Investments — May 31, 2007 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

(§)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedule of Investments
16

SSgA

Money Market Funds

Notes to Quarterly Report — May 31, 2007 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2007. This Quarterly Report reports on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end diversified management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Repurchase Agreements

The Funds may engage in repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

Notes to Quarterly Report
17

SSgA

Money Market Funds

Notes to Quarterly Report, (continued) — May 31, 2007 (Unaudited)

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The Investment Company is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of May 31, 2007, $10,659,238 represents the investments of other Investment Company Funds not presented herein.

Notes to Quarterly Report
18

SSgA
Money Market Funds

Shareholder Requests for Additional Information — May 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
19

MMQR-05/07

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2007

SSgA Funds
Institutional Money Market Funds

Quarterly Report

May 31, 2007 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
US Treasury Money Market Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 9.0%
United States Treasury Bills	300,000	4.625	06/07/07	299,769
Total United States Treasury (amortized cost $299,769)				299,769
Total Investments - 9.0% (amortized cost $299,769)				299,769
Repurchase Agreements - 91.2%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 31, 2007 at 5.070% to be repurchased at $50,007 on June 1, 2007, collateralized by: $51,148 par United States Treasury Obligations, valued at $51,000				50,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 31, 2007 at 5.070% to be repurchased at $50,007 on June 1, 2007, collateralized by: $50,822 par United States Treasury Obligations, valued at $51,001				50,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 31, 2007 at 5.080% to be repurchased at $50,007 on June 1, 2007, collateralized by: $36,054 par United States Treasury Obligations, valued at $51,001				50,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $600,000 dated May 31, 2007 at 4.500% to be repurchased at $600,075 on June 1, 2007, collateralized by: $531,828 par United States Treasury Obligations, valued at $612,001				600,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 31, 2007 at 5.080% to be repurchased at $50,007 on June 1, 2007, collateralized by: $48,539 par United States Treasury Obligations, valued at $51,000				50,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $300,000 dated May 31, 2007 at 4.850% to be repurchased at $300,040 on June 1, 2007, collateralized by: $291,236 par United States Treasury Obligations, valued at $306,001				300,000
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 31, 2007 at 5.090% to be repurchased at $50,007 on June 1, 2007, collateralized by: $74,114 par United States Treasury Obligations, valued at $51,000				50,000
Agreement with Goldman Sachs & Co. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated May 31, 2007 at 5.000% to be repurchased at $50,007 on June 1, 2007, collateralized by: $47,901 par United States Treasury Obligations, valued at $51,000				50,000
Agreement with Goldman Sachs & Co. and The Bank of New York, Inc. (Tri-Party) of $650,000 dated May 31, 2007 at 4.500% to be repurchased at $650,081 on June 1, 2007, collateralized by: $648,940 par United States Treasury Obligations, valued at $663,000				650,000

US Treasury Money Market Fund 3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $275,000 dated May 31, 2007 at 5.100% to be repurchased at $275,039 on June 1, 2007, collateralized by: $390,315 par United States Treasury Obligations, valued at $280,501	275,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $275,000 dated May 31, 2007 at 5.100% to be repurchased at $275,039 on June 1, 2007, collateralized by: $271,821 par United States Treasury Obligations, valued at $280,503	275,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated May 31, 2007 at 5.050% to be repurchased at $50,007 on June 1, 2007, collateralized by: $75,845 par United States Treasury Obligations, valued at $51,000	50,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $250,000 dated May 31, 2007 at 4.820% to be repurchased at $250,033 on June 1, 2007, collateralized by: $384,507 par United States Treasury Obligations, valued at $255,001	250,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $300,000 dated May 31, 2007 at 4.900% to be repurchased at $300,041 on June 1, 2007, collateralized by: $384,872 par United States Treasury Obligations, valued at $306,002	300,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $10,296 dated May 31, 2007 at 5.080% to be repurchased at $10,297 on June 1, 2007, collateralized by: $10,583 par United States Treasury Obligations, valued at $10,502	10,296
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated May 31, 2007 at 5.080% to be repurchased at $50,007 on June 1, 2007, collateralized by: $73,011 par United States Treasury Obligations, valued at $51,001	50,000
Total Repurchase Agreements (identified cost $3,060,296)	3,060,296
Total Investments and Repurchase Agreements - 100.2% (cost $3,360,065)(†)	3,360,065
Other Assets and Liabilities, Net - (0.2%)	(5,406)
Net Assets - 100.0%	3,354,659

See accompanying notes which are an integral part of the schedule of investments.
US Treasury Money Market Fund 4

SSgA
Prime Money Market Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Corporate Bonds and Notes - 19.1%
Alliance & Leicester Bldg. Society (Ê)	95,000	5.300	06/30/08	95,000
American Express Credit Corp. (Ê)	100,000	5.290	08/10/07	100,000
American Express Credit Corp. (Ê)	50,000	5.320	10/18/07	50,005
American Express Credit Corp. (Ê)	45,000	5.290	06/21/08	45,000
Bank of Ireland (Ê)	100,000	5.300	06/21/08	100,000
Caja Madrid (Ê)	60,000	5.360	05/18/08	60,000
CAM US Finance SA (Ê)	45,000	5.360	04/03/08	45,000
General Electric Capital Corp. (Ê)	225,000	5.280	06/24/08	225,000
Goldman Sachs Group Inc. (Promissory Note) (Ê)	30,000	5.470	08/13/07	30,000
Goldman Sachs Group Inc. (Promissory Note) (Ê)	48,000	5.430	09/04/07	48,000
Goldman Sachs Group Inc. (Promissory Note) (Ê)	100,000	5.423	09/07/07	100,000
HBOS Treasury Services PLC (Ê)	55,000	5.390	06/01/08	55,000
HBOS Treasury Services PLC (Ê)	100,000	5.310	06/09/08	100,000
J.P. Morgan Chase & Company (Ê)	145,000	5.290	06/02/08	145,000
Lloyds TSB Group PLC (Ê)	250,000	5.290	06/06/08	250,000
Macquarie Bank Ltd. (Ê)	95,000	5.340	06/21/08	95,000
Merrill Lynch & Co. Inc. (Ê)	80,000	5.400	06/04/08	80,000
Morgan Stanley (Ê)	80,000	5.400	06/04/08	80,000
Morgan Stanley (Ê)	50,000	5.380	06/15/08	50,000
National Australia Bank (Ê)	95,000	5.310	06/08/08	95,000
Northern Rock PLC (Ê)	100,000	5.380	05/03/08	100,000
Northern Rock PLC (Ê)	60,000	5.340	06/07/08	60,000
Svenska Handelsbanken (Ê)	100,000	5.290	06/14/08	100,000
Svenska Handelsbanken (Ê)	100,000	5.290	06/21/08	100,000
Unicredito Italiano SpA (Ê)	35,000	5.330	06/15/08	35,000
Wells Fargo & Company (Ê)	100,000	5.310	06/03/08	100,000
Wells Fargo & Company (Ê)	190,000	5.280	06/18/08	190,000
Westpac Banking Corp. (Ê)	100,000	5.300	06/08/08	100,000
Westpac Banking Corp. (Ê)	82,000	5.310	06/16/08	82,000
Total Corporate Bonds and Notes (amortized cost $2,715,005)				2,715,005
Domestic Certificates of Deposit - 5.3%
Citibank NA	250,000	5.310	08/29/07	250,000
First Tennessee Bank NA	400,000	5.300	08/02/07	400,000
Washington Mutual Bank (Ê)	100,000	5.340	09/17/07	100,000
Total Domestic Certificates of Deposit (amortized cost $750,000)				750,000
Domestic Commercial Paper - 22.3%
Bank of America Corp.	275,000	5.191	09/21/07	270,559
Bank of America Corp.	75,000	5.160	10/30/07	73,377
Beethoven Funding Corp.	252,490	5.270	06/11/07	252,120
Beethoven Funding Corp.	176,534	5.255	07/20/07	175,271
Charta LLC	250,000	5.230	08/09/07	247,494
Dakota Notes	180,000	5.240	08/23/07	177,825
Edison Asset Securitization LLC	150,000	5.200	08/06/07	148,570

Prime Money Market Fund 5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Emerald Notes	200,000	5.265	08/13/07	197,865
Giro Balanced Funding Corp.	151,334	5.280	06/20/07	150,912
Giro Balanced Funding Corp.	100,500	5.290	06/27/07	100,116
Giro Funding Corp.	99,112	5.280	06/25/07	98,763
Govco LLC	148,800	5.230	07/23/07	147,676
Grampian Funding Ltd.	78,000	5.165	10/22/07	76,400
Grampian Funding Ltd.	100,000	5.170	11/07/07	97,717
Monument Gardens Funding LLC	101,371	5.240	06/08/07	101,268
Monument Gardens Funding LLC	200,000	5.300	06/29/07	199,176
Ormond Quay Funding LLC (Ê)	200,000	5.280	08/31/07	199,990
Park Granada LLC	220,000	5.270	07/25/07	218,261
Sandlot Funding LLC	150,000	5.285	07/20/07	148,921
Thames Asset Global Securitization Inc.	87,432	5.240	07/26/07	86,732
Total Domestic Commercial Paper (amortized cost $3,169,013)				3,169,013
Domestic Time Deposits - 3.4%
Fifth Third Bank	180,000	5.281	06/01/07	180,000
Marshall & Ilsley Corp.	150,000	5.281	06/01/07	150,000
Regions Bank	150,000	5.281	06/01/07	150,000
Total Domestic Time Deposits (amortized cost $480,000)				480,000
Eurodollar Certificates of Deposit - 5.2%
Calyon NY	125,000	5.350	08/31/07	125,003
Calyon NY	70,000	5.305	10/22/07	70,004
Deutsche Bank AG	150,000	5.300	10/29/07	150,000
ING Bank N.V.	300,000	5.310	08/06/07	300,000
Societe Generale	100,000	5.510	08/08/07	100,012
Total Eurodollar Certificates of Deposit (amortized cost $745,019)				745,019
Foreign Commercial Paper - 2.2%
Danske Corp.	100,000	5.128	10/23/07	97,949
Danske Corp.	125,000	5.170	10/23/07	122,415
Macquarie Bank Ltd. (Ê)	100,000	5.300	07/20/07	99,999
Total Foreign Commercial Paper (amortized cost $320,363)				320,363
United States Government Agencies - 0.7%
Freddie Mac (Ê)	100,000	5.170	03/26/08	99,959
Total United States Government Agencies (amortized cost $99,959)				99,959

Prime Money Market Fund 6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Yankee Certificates of Deposit - 26.4%
Banco Bilbao Vizcaya Argentaria	100,000	5.505	08/03/07	100,001
Banco Bilbao Vizcaya Argentaria	200,000	5.345	08/07/07	200,002
Banco Bilbao Vizcaya Argentaria	100,000	5.305	08/15/07	100,000
Bank of Ireland	125,000	5.300	10/22/07	125,000
Barclays Bank PLC (Ê)	198,500	5.275	07/05/07	198,497
Barclays Bank PLC	75,000	5.355	01/22/08	75,000
BNP Paribas SA (Ê)	225,000	5.290	10/03/07	224,985
BNP Paribas SA	100,000	5.300	10/26/07	100,000
Credit Agricole Indosuez	150,000	5.260	08/28/07	150,000
Credit Suisse First Boston	300,000	5.300	08/01/07	300,000
Deutsche Bank AG	130,000	5.300	01/16/08	129,981
DZ Bank AG	280,000	5.310	11/05/07	280,000
Fortis Bank	200,000	5.300	08/10/07	200,000
Fortis Funding LLC (Ê)	100,000	5.270	10/15/07	99,996
HBOS Treasury Services PLC (Ê)	75,000	5.280	06/19/07	75,000
Landesbank Baden-Wuerttemberg	300,000	5.300	10/18/07	300,000
Nordea Bank AB (Ê)	63,000	5.330	06/11/08	63,000
Royal Bank of Canada (Ê)	300,000	5.303	09/28/07	299,978
Royal Bank of Scotland (Ê)	100,000	5.260	09/14/07	99,993
Societe Generale	100,000	5.300	10/22/07	100,000
Societe Generale (Ê)	150,000	5.270	03/25/08	149,969
Svenska Handelsbanken	150,000	5.300	08/16/07	150,000
Toronto Dominion Bank	90,250	5.365	10/26/07	90,230
UBS AG	100,000	5.300	08/14/07	100,000
Unicredito Italiano SpA	50,000	5.395	10/29/07	49,995
Total Yankee Certificates of Deposit (amortized cost $3,761,627)				3,761,627
Total Investments - 84.6% (amortized cost $12,040,986)				12,040,986
Repurchase Agreements - 15.5%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $825,000 dated May 31, 2007 at 5.310% to be repurchased at $825,122 on June 1, 2007, collateralized by: $999,524 par various United States Government Agency Mortgage Obligations, valued at $841,500				825,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $100,000 dated May 31, 2007, at 5.320% to be repurchased at $100,015 on June 1, 2007, collateralized by: 62,131 par various Equities, valued at $105,001				100,000
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $175,000 dated May 31, 2007, at 5.363% to be repurchased at $175,026 on June 1, 2007, collateralized by: $199,804 par various Asset-Backed Securities, valued at $178,500				175,000

Prime Money Market Fund 7

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated May 31, 2007 at 5.340% to be repurchased at $150,022 on June 1, 2007, collateralized by: $3,348,155 par various Mortgage Obligations, valued at $153,005	150,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $131,499 dated May 31, 2007 at 5.320% to be repurchased at $131,518 on June 1, 2007, collateralized by: $282,855 par various United States Government Agency Mortgage Obligations, valued at $134,133	131,499
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $825,000 dated May 31, 2007 at 5.310% to be repurchased at $825,122 on June 1, 2007, collateralized by: $1,487,918 par various United States Government Agency Mortgage Obligations, valued at $841,503	825,000
Total Repurchase Agreements (identified cost $2,206,499)	2,206,499
Total Investments and Repurchase Agreements - 100.1% (cost $14,247,485)(†)	14,247,485
Other Assets and Liabilities, Net - (0.1%)	(11,814)
Net Assets - 100.0%	14,235,671

See accompanying notes which are an integral part of the schedules of investments.
Prime Money Market Fund 8

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — May 31, 2007 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

Notes to Schedules of Investments 9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2007 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2007. This Quarterly Report reports on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end diversified management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Notes to Quarterly Report
10

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The Investment Company is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of May 31, 2007, $269,619,033 represents the investments of other Investment Company Funds not presented herein.

Notes to Quarterly Report
11

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv)at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
12

IMMQR-05/07

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

May 31, 2007

SSgA Funds

Fixed Income Funds

Quarterly Report

May 31, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Yield Plus Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 99.2%
Asset-Backed Securities - 60.4%
Access Group, Inc. (Ê) Series 2003-A Class A1 5.785% due 04/25/23	2,720	2,755
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 5.520% due 10/25/35	4,000	4,001
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 6.520% due 02/25/34	3,000	3,011
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 6.010% due 07/25/32	1,808	1,812
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 6.070% due 09/25/33	3,000	3,016
Series 2004-W2 Class M2 6.570% due 04/25/34	4,000	4,031
Asset Backed Funding Certificates (Ê) Series 2004-HE1 Class M2 6.470% due 07/25/34	1,755	1,763
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 6.670% due 04/15/33	3,478	3,479
Camber, PLC (Ê)(l) Series 2006-6A Class B 5.755% due 07/12/43	770	755
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 6.670% due 11/25/31	1,144	1,145
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 6.520% due 12/25/33	2,700	2,700
Series 2004-BC5 Class M5 6.320% due 10/25/34	1,650	1,641
Credit-Based Asset Servicing and Securitization LLC (Ê) Series 2005-CB4 Class AF1 5.440% due 08/25/35	82	82
Series 2005-CB8 Class AF1A 5.410% due 12/25/35	2,652	2,653
Series 2005-CB8 Class M1 5.850% due 12/25/35	2,300	2,305
GE Business Loan Trust (Ê)(l) Series 2004-1 Class A 5.610% due 05/15/32	7,236	7,238
Series 2004-1 Class B 6.020% due 05/15/32	2,171	2,169

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê) Series 2005-HE4 Class B2 6.620% due 08/25/35	1,000	904
Series 2005-HE6 Class M1 5.760% due 11/25/35	4,000	4,012
Series 2006-FM1 Class M2 5.640% due 04/25/36	5,000	5,000
Indymac Residential Asset Backed Trust (Ê) Series 2005-D Class M3 5.800% due 03/25/36	5,000	5,000
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class M2 5.610% due 07/25/36	3,000	3,002
Long Beach Mortgage Loan Trust (Ê) Series 2005-WL1 Class 3M1 5.800% due 06/25/45	2,000	2,008
Mastr Asset Backed Securities Trust (Ê) Series 2006-NC2 Class M2 5.620% due 08/25/36	1,900	1,900
Morgan Stanley Home Equity Loans (Ê) Series 2005-3 Class A1 5.430% due 08/25/35	399	399
New Century Home Equity Loan Trust (Ê) Series 2006-1 Class M1 5.660% due 05/25/36	4,000	3,913
Novastar Home Equity Loan (Ê) Series 2005-3 Class M2 5.790% due 01/25/36	5,000	5,035
Series 2006-1 Class M1 5.620% due 05/25/36	3,000	3,000
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-3 Class M3 5.690% due 03/25/37	2,805	2,801
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-HE1 Class M1 5.620% due 05/25/36	4,000	4,002
SG Mortgage Securities Trust (Ê) Series 2005-OPT Class M2 5.770% due 10/25/35	3,500	3,518
SLM Student Loan Trust (Ê) Series 2003-B Class A2 5.755% due 03/15/22	4,000	4,055
SMS Student Loan Trust (Ê) Series 1998-A Class A2 5.475% due 07/28/26	1,227	1,227
Stack, Ltd. (Ê)(l) Series 2006-1A Class 2 5.777% due 08/10/46	1,585	1,529

Yield Plus Fund 3

SSgA
Yield Plus Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 6.240% due 04/25/33	1,607	1,608
Series 2003-BC3 Class M1 6.745% due 04/25/33	5,000	5,004
Series 2003-BC1 Class M2 7.170% due 10/25/33	2,182	2,177
7.070% due 11/25/33	2,625	2,633
Series 2004-4 Class M5 6.770% due 04/25/34	2,440	2,431
Series 2004-BNC Class M3 6.620% due 12/25/34	3,811	3,824
Structured Asset Securities Corp. (Ê) Series 2005-WF2 Class M1 5.700% due 05/25/35	2,000	2,005
		115,543
International Debt - 24.8%
Aire Valley Mortages PLC (Ê)(l) Series 2006-1A Class 1A 5.460% due 09/20/66	9,000	9,000
ARMS II (Ê) Series 2004-G3 Class A1A 5.560% due 01/10/35	2,499	2,504
Cairn Mezzanine ABS CDO PLC (Ê)(l) Series 2006-1A Class 2 5.770% due 12/09/46	1,500	1,465
Crusade Global Trust (Ê) Series 2003-1 Class A 5.557% due 01/17/34	845	847
Series 2003-2 Class A 5.540% due 09/18/34	1,940	1,944
Granite Master Issuer PLC (Ê) Series 2007-2 Class 2B1 5.456% due 12/17/54	5,000	5,000
Series 2006-1A Class A5 (l) 5.430% due 12/20/54	5,000	5,003
Granite Mortgages PLC (Ê) Series 2004-1 Class 2A1 5.510% due 03/20/44	4,429	4,434
Series 2004-3 Class 2A1 5.490% due 09/20/44	1,442	1,442
Holmes Financing PLC (Ê) Series 2005-9 Class 2A 5.416% due 07/15/13	500	500
Medallion Trust (Ê) Series 2002-1G Class A1 5.527% due 04/17/33	1,765	1,768
Series 2004-1G Class A1 5.490% due 05/25/35	1,779	1,784

	Principal Amount ($) or Shares	Market Value $
Series 2007-1G Class A1 5.400% due 02/27/39	1,431	1,431
Montauk Point CDO, Ltd. (Ê)(l) Series 2006-2A Class A1J 5.770% due 06/07/46	1,460	1,450
Ocwen Advance Receivables Backed Notes (Ê)(l) Series 2004-1A Class A2 5.820% due 10/24/13	1,300	1,302
Permanent Financing PLC (Ê) Series 2003-3 Class 3A 5.520% due 09/10/33	5,000	5,001
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 5.586% due 08/08/34	1,093	1,093
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 5.508% due 06/05/33	1,513	1,515
		47,483
Mortgage-Backed Securities - 14.0%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.550% due 08/15/36	126,705	1,402
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.600% due 04/25/36	2,156	2,164
Harborview Mortgage Loan Trust (Ê) Series 2005-7 Class 2A2A 5.620% due 06/19/45	340	340
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 0.910% due 04/15/38	35,633	931
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 5.970% due 07/25/33	980	984
Series 2004-QS1 Class A2 5.870% due 01/25/34	918	921
Series 2006-QS1 Class 2A1 5.770% due 12/25/36	4,502	4,509
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 5.670% due 10/25/18	2,065	2,060
Series 2003-A9 Class A3 5.870% due 08/25/33	1,880	1,887

Yield Plus Fund 4

SSgA
Yield Plus Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class M1 5.620% due 05/25/36	3,000	3,001
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 5.650% due 06/20/33	40	40
Series 2004-1 Class B1 5.870% due 02/20/34	954	954
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC3 Class M2 5.610% due 06/25/37	3,500	3,499
Structured Asset Securities Corp. (Ê) Series 2006-OPT Class M2 5.660% due 04/25/36	4,000	4,018
		26,710
Total Long-Term Investments (cost $189,248)		189,736
Short-Term Investments - 0.8%
Federated Investors Prime Cash Obligations Fund	1,240,810	1,241
Goldman Sachs Financial Square Funds - Prime Obligations Fund	212,226	212
Total Short-Term Investments (cost $1,453)		1,453
Total Investments - 100.0% (identified cost $190,701)		191,189
Other Assets and Liabilities, Net - 0.0%		(84)
Net Assets - 100.0%		191,105

See accompanying notes which are an integral part of the schedules of investments.
Yield Plus Fund 5

SSgA
Bond Market Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 123.2%
Asset-Backed Securities - 22.2%
Argent Securities, Inc. (Ê) Series 2005-W3 Class M2 5.780% due 11/25/35	2,000	2,008
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.760% due 04/25/35	2,500	2,506
Series 2005-HE8 Class M2 5.770% due 11/25/35	1,000	1,004
Carrington Mortgage Loan Trust (Ê) Series 2006-NC2 Class M2 5.610% due 06/25/36	426	426
Centex Home Equity (Ê) Series 2005-D Class M2 5.780% due 10/25/35	2,000	2,010
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class M2 5.630% due 09/25/36	2,850	2,850
Series 2007-AHL Class M1 5.570% due 12/25/36	570	572
Series 2007-AHL Class M2 5.590% due 12/25/36	510	512
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 5.940% due 09/25/33	144	144
Series 2004-6 Class M5 6.340% due 08/25/34	300	300
Series 2004-BC5 Class M4 6.250% due 09/25/34	357	357
Series 2006-BC2 Class M7 6.220% due 07/25/36	1,125	1,029
Series 2007-2 Class M1 5.540% due 02/25/37	2,070	2,058
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.760% due 02/01/36	2,000	2,010
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class M2 5.600% due 12/25/36	885	885
Series 2007-FF1 Class M1 5.550% due 01/25/38	600	597
Series 2007-FF1 Class M2 5.580% due 01/25/38	865	870
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	402	399

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê) Series 2005-HE4 Class B2 6.620% due 08/25/35	1,000	904
Series 2006-HE5 Class M5 5.720% due 08/25/36	2,500	2,452
Series 2006-HE5 Class M8 6.420% due 08/25/36	1,500	1,240
Series 2006-HE8 Class M2 5.610% due 01/25/37	2,055	2,029
Series 2007-NC1 Class M2 5.590% due 12/25/46	1,190	1,192
Home Equity Asset Trust (Ê) Series 2005-8 Class M2 5.770% due 02/25/36	2,000	2,012
HSI Asset Securitization Corp. Trust (Ê) Series 2006-OPT Class M8 6.520% due 02/25/36	2,000	1,785
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-FRE Class M2 5.680% due 02/25/36	3,000	3,001
Series 2006-NC2 Class M2 5.620% due 07/25/36	905	905
Series 2007-CH3 Class A4 5.530% due 03/01/37	1,250	1,253
Long Beach Mortgage Loan Trust (Ê) Series 2005-3 Class M2 5.810% due 09/25/35	2,500	2,513
Series 2006-10 Class M2 5.610% due 11/25/36	465	462
Morgan Stanley ABS Capital I (Ê) Series 2006-HE4 Class B2 6.370% due 06/25/36	2,000	1,648
Series 2006-HE6 Class M2 5.620% due 09/25/36	1,285	1,285
Series 2006-HE7 Class M2 5.630% due 09/25/36	2,200	2,201
Series 2006-WMC Class B2 6.370% due 06/25/36	2,250	1,841
Series 2006-WMC Class M2 5.720% due 12/25/35	600	602
Series 2007-HE1 Class M2 5.600% due 11/25/36	615	616
Series 2007-NC1 Class M1 5.580% due 11/25/36	665	666
Series 2007-NC1 Class M2 5.590% due 11/25/36	380	380
Morgan Stanley Home Equity Loans (Ê)
Series 2006-3 Class M2 5.630% due 04/25/36	455	455
Series 2007-1 Class M1 5.580% due 12/25/36	1,135	1,136
Series 2007-1 Class M2 5.600% due 12/25/36	1,045	1,046

Bond Market Fund 6

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class M2 5.620% due 11/25/36	1,240	1,242
New Century Home Equity Loan Trust (Ê) Series 2006-1 Class M1 5.660% due 05/25/36	1,070	1,047
Novastar Home Equity Loan (Ê) Series 2005-3 Class M1 5.770% due 01/25/36	1,145	1,153
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	502
Residential Asset Securities Corp. (Ê) Series 2005-KS1 Class M2 5.760% due 11/25/35	1,000	1,004
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR2 Class B2 6.370% due 03/25/36	2,260	1,934
Series 2006-HE1 Class A2C 5.480% due 07/25/36	930	925
Series 2006-OP1 Class M2 5.710% due 10/25/35	500	502
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.860% due 04/25/35	2,500	2,503
Series 2006-EQ2 Class A3 5.480% due 01/25/37	100	100
Series 2006-OPT Class M1 5.620% due 05/25/36	3,000	3,000
Series 2006-OPT Class M4 5.820% due 03/25/36	1,248	1,210
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC4 Class M2 5.630% due 09/25/37	1,715	1,712
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.770% due 04/25/34	1,600	1,594
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,911
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	508
Toyota Motor Credit Corp. 4.400% due 10/01/08	100	99
Washington Mutual Asset-Backed Certificates (Ê)
Series 2006-HE1 Class M2 5.680% due 04/25/36	330	330

	Principal Amount ($) or Shares	Market Value $
Series 2007-HE1 Class 2A3 5.470% due 01/25/37	485	485
Series 2007-HE1 Class M2 5.600% due 01/25/37	430	430
		74,352
Corporate Bonds and Notes - 16.6%
Abbott Laboratories 5.875% due 05/15/16	100	101
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	105
Aetna, Inc. 7.875% due 03/01/11	35	38
Alabama Power Co. 5.700% due 02/15/33	50	48
Alcoa, Inc. 7.375% due 08/01/10	180	189
5.550% due 02/01/17	240	231
Allstate Corp. (The) 5.550% due 05/09/35	85	78
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	73
American Express Co. 5.500% due 09/12/16	225	223
American Express Credit Corp. 5.300% due 12/02/15	50	49
American General Capital II 8.500% due 07/01/30	225	287
American General Finance Corp. 3.875% due 10/01/09	30	29
5.750% due 09/15/16	75	75
American International Group, Inc. 5.600% due 10/18/16	475	474
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	100
Amgen, Inc. 4.000% due 11/18/09	120	116
Anadarko Petroleum Corp. 5.950% due 09/15/16	150	148
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	87
6.500% due 05/01/42	100	102
Apache Corp. 6.250% due 04/15/12	35	36
5.625% due 01/15/17	200	198
Appalachian Power Co. 6.375% due 04/01/36	75	76
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	53
7.000% due 02/01/31	100	110
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	39

Bond Market Fund 7

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Archstone-Smith Trust 5.750% due 03/15/16	50	50
Arizona Public Service Co. 6.375% due 10/15/11	85	87
Avon Products, Inc. 5.125% due 01/15/11	50	49
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	130
Bank of America Corp. 5.750% due 08/15/16	400	401
5.420% due 03/15/17 (l)	300	293
5.490% due 03/15/19 (l)	400	388
Bank of America Corp. Capital Trust Bond 5.625% due 03/08/35	550	504
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	41
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	150	160
Bank One Corp. 7.625% due 10/15/26	150	175
8.000% due 04/29/27	450	545
BB&T Corp. 4.750% due 10/01/12	75	72
Bear Stearns Cos., Inc. (The) 2.875% due 07/02/08	50	49
5.300% due 10/30/15	325	315
5.550% due 01/22/17	145	141
Bellsouth Capital Funding Corp. 7.875% due 02/15/30	150	174
BellSouth Corp. 6.000% due 10/15/11	200	204
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	144
Black & Decker Corp. 7.125% due 06/01/11	50	52
Boston Properties, LP 6.250% due 01/15/13	100	103
Boston Scientific Corp. 7.000% due 11/15/35	40	38
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	98
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	104
Campbell Soup Co. 5.875% due 10/01/08	30	30
6.750% due 02/15/11	50	52
5.000% due 12/03/12	50	49
Capital One Bank 5.125% due 02/15/14	250	241
Capital One Financial Corp. 5.700% due 09/15/11	115	115

	Principal Amount ($) or Shares	Market Value $
Cardinal Health, Inc. 6.750% due 02/15/11	65	68
Caterpillar Financial Services Corp. Series MTNF 4.500% due 09/01/08	50	49
4.625% due 06/01/15	200	187
5.500% due 03/15/16	75	74
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	55
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	300	316
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	54
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	104
Cingular Wireless Services, Inc. 8.750% due 03/01/31	225	288
CIT Group, Inc. 4.750% due 08/15/08	100	99
5.600% due 04/27/11	125	125
6.000% due 04/01/36	50	48
Citigroup, Inc. 5.100% due 09/29/11	150	148
5.850% due 08/02/16	700	712
5.850% due 12/11/34	575	562
Coca-Cola Enterprises, Inc. 7.000% due 10/01/26	100	110
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	197
Comcast Cable Communications LLC 6.875% due 06/15/09	300	308
Comcast Corp. 6.500% due 01/15/15	250	260
5.900% due 03/15/16	500	499
Commonwealth Edison Co. 5.900% due 03/15/36	75	70
ConAgra Foods, Inc. 6.750% due 09/15/11	68	71
5.819% due 06/15/17 (l)	107	105
ConocoPhillips 6.650% due 07/15/18	175	188
Consolidated Edison Co. of New York, Inc. 5.375% due 12/15/15	75	74
5.850% due 03/15/36	75	73
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	126

Bond Market Fund 8

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Consumers Energy Co. Series B 5.375% due 04/15/13	200	198
Coors Brewing Co. 6.375% due 05/15/12	80	82
Countrywide Financial Corp. 6.250% due 05/15/16	125	126
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	275	260
COX Communications, Inc. 3.875% due 10/01/08	100	98
7.125% due 10/01/12	110	117
5.500% due 10/01/15	50	49
Credit Suisse First Boston USA, Inc. 4.875% due 01/15/15	250	240
Credit Suisse USA, Inc. 6.125% due 11/15/11	200	205
5.375% due 03/02/16	100	99
7.125% due 07/15/32	125	145
CRH America, Inc. 6.950% due 03/15/12	100	105
CSX Corp. 6.750% due 03/15/11	150	155
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	300	295
5.875% due 03/15/11	200	202
DaimlerChrysler North America Holding Corp. 5.750% due 09/08/11	175	176
Deere & Co. 7.850% due 05/15/10	32	34
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	96
Dow Chemical Co. (The) 5.750% due 12/15/08	200	200
DR Horton, Inc. 6.000% due 04/15/11	100	99
DTE Energy Co. Series A 6.650% due 04/15/09	63	64
Eaton Corp. 5.300% due 03/15/17	250	242
Electronic Data Systems Corp. 7.125% due 10/15/09	75	77
Emerson Electric Co. 5.000% due 12/15/14	100	97

	Principal Amount ($) or Shares	Market Value $
Energy Transfer Partners, LP 6.125% due 02/15/17	70	70
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	275	270
5.000% due 03/01/15	100	94
ERP Operating, LP 6.625% due 03/15/12	75	79
Exelon Corp. 5.625% due 06/15/35	85	78
Exelon Generation Co. LLC 6.950% due 06/15/11	100	104
Federated Department Stores, Inc. 6.625% due 04/01/11	50	52
7.450% due 07/15/17	75	80
FedEx Corp. 9.650% due 06/15/12	125	146
FIA Card Services North America 6.625% due 06/15/12	150	157
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	94
First Data Corp. 3.375% due 08/01/08	200	196
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	207
Series C 7.375% due 11/15/31	200	224
FleetBoston Financial Corp. 6.700% due 07/15/28	500	536
Florida Power & Light Co. 4.850% due 02/01/13	380	369
Fortune Brands, Inc. 5.375% due 01/15/16	50	47
Gannett Co., Inc. 6.375% due 04/01/12	100	102
GE Global Insurance Holding Corp. 7.750% due 06/15/30	150	176
Genentech, Inc. 4.750% due 07/15/15	100	94
General Dynamics Corp. 4.250% due 05/15/13	60	56
General Electric Capital Corp. 5.500% due 04/28/11	50	50
Series MTNA 5.875% due 02/15/12	250	254
5.000% due 01/08/16	175	168
Series MTNA 6.750% due 03/15/32	1,750	1,940
General Electric Co. 5.000% due 02/01/13	200	196

Bond Market Fund 9

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc. 6.000% due 02/15/12	64	65
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
Goldman Sachs Group, Inc. (The) 5.350% due 01/15/16	325	316
5.750% due 10/01/16	400	399
5.950% due 01/15/27	770	743
6.125% due 02/15/33	100	99
6.345% due 02/15/34	475	468
Goldman Sachs Group, LP 5.000% due 10/01/14	200	192
Harris Corp. 5.000% due 10/01/15	50	47
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	49
Health Care REIT, Inc. 6.200% due 06/01/16	25	25
Hess Corp. 6.650% due 08/15/11	100	104
7.300% due 08/15/31	200	217
Historic TW, Inc. 7.250% due 10/15/17	150	162
HJ Heinz Finance Co. 6.750% due 03/15/32	110	109
Home Depot, Inc. 5.400% due 03/01/16	500	481
Honeywell International, Inc. 5.400% due 03/15/16	175	172
Hospitality Properties Trust 5.125% due 02/15/15	100	95
HSBC Bank USA NA Series BKNT 5.625% due 08/15/35	250	235
HSBC Finance Corp. 7.000% due 05/15/12	100	106
5.250% due 04/15/15	200	194
5.500% due 01/19/16	250	245
HSBC Financial Capital Trust IX 5.911% due 11/30/35	1,150	1,133
International Business Machines Corp. 8.375% due 11/01/19	150	184
5.875% due 11/29/32	150	150
International Lease Finance Corp. 4.350% due 09/15/08	365	360
5.875% due 05/01/13	125	126
International Paper Co. 4.250% due 01/15/09	150	147
iStar Financial, Inc. 5.650% due 09/15/11	100	99
Jefferies Group, Inc. 6.250% due 01/15/36	50	48

	Principal Amount ($) or Shares	Market Value $
John Deere Capital Corp. 4.875% due 03/16/09	50	50
7.000% due 03/15/12	50	53
Johnson Controls, Inc. 5.500% due 01/15/16	45	44
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	235
JPMorgan Chase & Co. 7.875% due 06/15/10	200	213
4.750% due 03/01/15	200	190
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	250	254
Kellogg Co. Series B 7.450% due 04/01/31	50	58
Key Bank NA Series BKNT 7.000% due 02/01/11	125	131
4.950% due 09/15/15	50	47
Kimberly-Clark Corp. 5.625% due 02/15/12	100	101
Kimco Realty Corp. 5.783% due 03/15/16	50	50
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	36
7.125% due 03/15/12	53	56
7.400% due 03/15/31	100	107
Kraft Foods, Inc. 5.625% due 11/01/11	150	150
6.500% due 11/01/31	175	175
Kroger Co. (The) 5.500% due 02/01/13	225	220
4.950% due 01/15/15	225	210
Lehman Brothers Holdings, Inc. 5.585% due 01/12/12 (Ê)	450	450
5.500% due 04/04/16	150	147
5.750% due 01/03/17	400	395
Lennar Corp. 5.950% due 03/01/13	50	49
Lincoln National Corp. 6.150% due 04/07/36	75	75
Lowe's Cos., Inc. 8.250% due 06/01/10	85	92
5.400% due 10/15/16	100	97
Lubrizol Corp. 6.500% due 10/01/34	100	97
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	99
Mack-Cali Realty, LP 7.250% due 03/15/09	50	51

Bond Market Fund 10

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Marathon Oil Corp. 6.800% due 03/15/32	100	108
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	77
Masco Corp. 5.875% due 07/15/12	75	75
May Department Stores Co. (The) 4.800% due 07/15/09	100	98
Mellon Funding Corp. 6.375% due 02/15/10	150	154
Merck & Co., Inc. 4.375% due 02/15/13	75	71
6.400% due 03/01/28	50	52
Merrill Lynch & Co., Inc. 6.000% due 02/17/09	275	277
Series MTNB 5.300% due 09/30/15	200	196
6.875% due 11/15/18	325	351
6.220% due 09/15/26	325	325
MetLife, Inc. 5.375% due 12/15/12	46	46
5.700% due 06/15/35	100	94
MGIC Investment Corp. 5.375% due 11/01/15	25	24
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	76
Morgan Stanley (Ê) Series GMTN 5.650% due 01/09/14	450	449
5.750% due 10/18/16	250	248
6.250% due 08/09/26	625	637
7.250% due 04/01/32	375	427
Motorola, Inc. 8.000% due 11/01/11	125	135
National City Bank of Indiana 4.250% due 07/01/18	100	88
National City Corp. 6.875% due 05/15/19	100	108
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	268
NB Capital Trust IV 8.250% due 04/15/27	65	68
News America Holdings, Inc. 9.250% due 02/01/13	50	58
8.000% due 10/17/16	75	86
News America, Inc. 5.300% due 12/15/14	200	196
6.150% due 03/01/37 (l)	250	238
Nisource Finance Corp. 6.150% due 03/01/13	100	101

	Principal Amount ($) or Shares	Market Value $
Norfolk Southern Corp. 7.800% due 05/15/27	67	77
7.250% due 02/15/31	70	77
Northrop Grumman Corp. 7.125% due 02/15/11	150	158
Pacific Gas & Electric Co. 3.600% due 03/01/09	300	291
4.800% due 03/01/14	75	72
Pacificorp 5.250% due 06/15/35	225	202
Pemex Project Funding Master Trust 7.375% due 12/15/14	480	531
Pepco Holdings, Inc. 6.450% due 08/15/12	100	103
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	61
Pharmacia Corp. 6.600% due 12/01/28	100	109
Pitney Bowes, Inc. 4.625% due 10/01/12	75	72
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	49
PNC Funding Corp. 7.500% due 11/01/09	100	105
Popular North America, Inc. 4.700% due 06/30/09	85	83
PPL Energy Supply LLC 5.400% due 08/15/14	100	97
Praxair, Inc. 6.375% due 04/01/12	70	73
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	50
5.150% due 09/30/11	100	99
Procter & Gamble - Esop Series A 9.360% due 01/01/21	218	268
Progress Energy, Inc. 7.100% due 03/01/11	75	79
5.625% due 01/15/16	425	422
ProLogis 5.500% due 03/01/13	40	40
Protective Life Secured Trusts 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	91
PSEG Power LLC 6.950% due 06/01/12	75	79
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	99

Bond Market Fund 11

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Public Service Electric & Gas Co. 5.000% due 08/15/14	100	96
Pulte Homes, Inc. 7.875% due 08/01/11	80	85
Questar Market Resources, Inc. 6.050% due 09/01/16	100	101
Radian Group, Inc. 5.625% due 02/15/13	50	50
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital LLC 6.375% due 06/30/10	100	100
6.500% due 04/17/13	125	124
Rohm & Haas Co. 7.850% due 07/15/29	50	58
Safeco Corp. 4.875% due 02/01/10	75	74
Sara Lee Corp. 6.250% due 09/15/11	50	51
SBC Communications, Inc. 4.125% due 09/15/09	200	194
5.625% due 06/15/16	300	297
Sempra Energy 7.950% due 03/01/10	80	85
Simon Property Group, LP 5.750% due 05/01/12	100	101
5.100% due 06/15/15	155	149
SLM Corp. 5.450% due 04/25/11	100	96
5.125% due 08/27/12	100	92
5.655% due 01/27/14 (Ê)	325	294
Southern California Edison Co. 5.000% due 01/15/14	100	97
5.750% due 04/01/35	150	146
5.625% due 02/01/36	50	48
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	125	124
Southern Copper Corp. 7.500% due 07/27/35	200	219
Sovereign Bank 5.125% due 03/15/13	75	73
Spectra Energy Capital LLC 6.250% due 02/15/13	50	51
5.500% due 03/01/14	200	194
8.000% due 10/01/19	200	224
Sprint Capital Corp. 6.900% due 05/01/19	650	656
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/12	250	262

	Principal Amount ($) or Shares	Market Value $
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	181
Swiss Bank Corp. NY 7.000% due 10/15/15	150	164
Tampa Electric Co. 6.375% due 08/15/12	85	88
Target Corp. 5.875% due 07/15/16	275	279
Temple-Inland, Inc. 7.875% due 05/01/12	35	37
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	73
Textron Financial Corp. 6.000% due 11/20/09	95	96
5.125% due 02/03/11	100	99
6.000% due 02/15/67 (l)	300	285
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	75	70
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	330	393
Time Warner, Inc. 6.875% due 05/01/12	220	231
5.875% due 11/15/16	300	296
Tosco Corp. 8.125% due 02/15/30	200	249
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100
TXU Electric Delivery Co. 6.375% due 05/01/12	100	103
7.000% due 05/01/32	100	107
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/12/49	575	586
Unilever Capital Corp. 7.125% due 11/01/10	175	184
Union Pacific Corp. 6.125% due 01/15/12	150	152
UnitedHealth Group, Inc. 5.800% due 03/15/36	125	118
US Bank NA Series BKNT 6.375% due 08/01/11	75	78
Valero Energy Corp. 6.875% due 04/15/12	125	131
4.750% due 06/15/13	125	118
Verizon Communications, Inc. 5.850% due 09/15/35	150	140
Verizon Global Funding Corp. 6.875% due 06/15/12	590	624
4.375% due 06/01/13	350	329

Bond Market Fund 12

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Viacom, Inc. 5.750% due 04/30/11	200	200
Virginia Electric and Power Co. Series A 5.400% due 01/15/16	75	73
Vornado Realty, LP 5.600% due 02/15/11	50	50
Wachovia Bank NA 5.600% due 03/15/16	165	164
5.850% due 02/01/37	350	339
Wachovia Corp. 6.605% due 10/01/25	285	303
5.500% due 08/01/35	100	91
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	93
7.550% due 02/15/30	425	503
5.250% due 09/01/35	150	134
Walt Disney Co. (The) 5.625% due 09/15/16	150	150
Washington Mutual, Inc. 5.250% due 09/15/17	300	283
Waste Management, Inc. 7.375% due 08/01/10	125	131
WellPoint, Inc. 6.800% due 08/01/12	100	105
Wells Fargo & Co. 5.125% due 09/15/16	200	193
5.375% due 02/07/35	225	208
Wells Fargo Bank NA 6.450% due 02/01/11	475	491
Western Union Co. (The) Series WI 5.930% due 10/01/16	100	99
Weyerhaeuser Co. 5.950% due 11/01/08	80	81
6.750% due 03/15/12	200	208
Wyeth 6.950% due 03/15/11	225	236
7.250% due 03/01/23	75	83
XTO Energy, Inc. 5.000% due 01/31/15	300	284
Yum! Brands, Inc. 6.250% due 04/15/16	75	76
Zions Bancorporation 6.000% due 09/15/15	25	25
		55,611
International Debt - 4.7%
Abbey National PLC 7.950% due 10/26/29	80	98
AES Panama SA (l) 6.350% due 12/21/16	150	147

	Principal Amount ($) or Shares	Market Value $
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	44
Alcan, Inc. 4.500% due 05/15/13	100	93
America Movil SAB de CV 5.750% due 01/15/15	250	250
Anadarko Finance Co. Series B 7.500% due 05/01/31	200	218
Apache Finance Canada Corp. 7.750% due 12/15/29	45	53
Banco Mercantil del Norte SA (l) 6.135% due 10/13/16	330	331
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	86
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	144
Burlington Resources Finance Co. 7.200% due 08/15/31	100	114
Canadian National Railway Co. 4.400% due 03/15/13	50	47
6.900% due 07/15/28	125	136
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	149
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	53
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	86
CIT Group Funding Co. of Canada 5.600% due 11/02/11	175	174
Corp. Nacional del Cobre de Chile (l) 6.150% due 10/24/36	250	253
Deutsche Telekom International Finance BV 8.000% due 06/15/10	145	155
8.250% due 06/15/30	200	244
Diageo Capital PLC 7.250% due 11/01/09	150	156
5.500% due 09/30/16	175	171
Egypt Government AID Bonds 4.450% due 09/15/15	500	475
EnCana Corp. 6.300% due 11/01/11	100	103
Export-Import Bank of Korea 5.125% due 02/14/11	50	49
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA 7.750% due 03/01/11	225	242
8.500% due 03/01/31	375	481

Bond Market Fund 13

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Gazprom International SA (l) 7.201% due 02/01/20	238	250
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
Hydro-Quebec Series HQ 9.500% due 11/15/30	125	187
Inco, Ltd. 7.200% due 09/15/32	250	271
Israel Government International Bond 4.625% due 06/15/13	60	57
Italy Government International Bond 6.875% due 09/27/23	500	568
Korea National Housing Corp. (Ê)(l) 5.610% due 11/22/11	165	165
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	107
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	525	511
Malaysia Government International Bond 7.500% due 07/15/11	125	134
Mexico Government International Bond 6.375% due 01/16/13	150	157
Series MTNA 5.875% due 01/15/14	200	205
6.625% due 03/03/15	100	107
5.625% due 01/15/17	800	801
MTR Corp. 7.500% due 02/04/09	80	83
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	250	242
Norsk Hydro ASA 7.250% due 09/23/27	50	57
Ocwen Advance Receivables Backed Notes (Ê)(l) Series 2004-1A Class A2 5.820% due 10/24/13	2,100	2,103
Petro-Canada 4.000% due 07/15/13	50	46
5.350% due 07/15/33	100	86
Ras Laffan Liquefied Natural Gas Co., Ltd. III (l) 5.832% due 09/30/16	235	233
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	34
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	400	389
Royal KPN NV 8.000% due 10/01/10	75	81
Russia Government International Bond (l) 7.500% due 03/31/30	174	195

	Principal Amount ($) or Shares	Market Value $
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	107
Scottish Power PLC 5.810% due 03/15/25	100	98
SMBC International Finance NV 8.500% due 06/15/09	70	74
South Africa Government International Bond 7.375% due 04/25/12	150	161
Talisman Energy, Inc. 5.850% due 02/01/37	25	22
Teck Cominco, Ltd. 5.375% due 10/01/15	50	48
Telecom Italia Capital SA 4.000% due 01/15/10	250	241
5.250% due 10/01/15	350	331
6.375% due 11/15/33	100	96
Telefonica Emisiones SAU 6.421% due 06/20/16	200	206
Telefonica Europe BV 7.750% due 09/15/10	125	133
Telefonos de Mexico SAB de CV 4.500% due 11/19/08	175	172
4.750% due 01/27/10	100	98
TELUS Corp. 8.000% due 06/01/11	100	107
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	250	248
Thomson Corp. (The) 6.200% due 01/05/12	100	102
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	92
Transocean, Inc. 7.500% due 04/15/31	100	112
Tyco International Group SA 7.000% due 06/15/28	275	326
Vale Overseas, Ltd. 6.250% due 01/23/17	250	252
6.875% due 11/21/36	300	307
Vodafone Group PLC 5.625% due 02/27/17	500	488
VTB Capital SA (Ê)(l) 5.955% due 08/01/08	350	350
		15,917
Mortgage-Backed Securities - 60.1%
Adjustable Rate Mortgage Trust Series 2005-12 Class 2A1 5.691% due 03/25/36	4,648	4,651
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	243

Bond Market Fund 14

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Banc of America Mortgage Securities, Inc. (Ê)
Series 2005-B Class 2A1 4.388% due 03/25/35	351	343
Series 2005-I Class 2A2 4.871% due 10/25/35	3,920	3,924
Series 2005-L Class 2A2 5.234% due 01/25/36	4,564	4,532
Bank of America Alternative Loan Trust Series 2006-3 Class 6A1 6.000% due 04/25/36	2,488	2,502
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-12 Class 12A1 5.342% due 02/25/36	4,706	4,678
Series 2006-4 Class 2A1 5.820% due 10/25/36	3,811	3,806
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AR5 Class 1A3A 5.914% due 07/25/36	4,685	4,714
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class A5 5.617% due 10/15/48	2,500	2,491
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	717	717
Countrywide Alternative Loan Trust Series 2006-33C Class 2A1 6.000% due 11/25/36	2,148	2,094
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C6 Class A2FX 5.207% due 12/15/40	1,000	992
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.827% due 06/15/38	643	653
Series 2006-C4 Class AM 5.509% due 09/15/39	2,309	2,268
Fannie Mae 6.000% due 2009	371	372
6.000% due 2011	7	7
6.000% due 2013	309	312
5.500% due 2014	13	13
6.500% due 2014	441	451
7.500% due 2015	46	48
6.500% due 2016	465	474
4.500% due 2018	1,748	1,678
5.000% due 2018	1,754	1,714
5.500% due 2018	352	351
4.000% due 2019	1,080	1,011

	Principal Amount ($) or Shares	Market Value $
5.500% due 2019	165	164
8.000% due 2023	1	1
5.000% due 2024	1,592	1,539
5.500% due 2024	1,428	1,405
9.000% due 2025	365	396
9.000% due 2026	3	3
7.500% due 2027	170	179
6.000% due 2028	17	17
6.000% due 2029	6	6
7.000% due 2029	5	5
6.000% due 2030	3	3
7.500% due 2030	5	5
8.000% due 2031	16	17
4.500% due 2033	789	730
5.000% due 2033	3,620	3,455
5.500% due 2033	6,709	6,569
6.000% due 2033	747	750
5.000% due 2034	4,793	4,572
5.500% due 2034	2,235	2,187
4.406% due 2035 (Ê)	8,962	8,858
4.500% due 2035	941	870
4.726% due 2035 (Ê)	2,059	2,049
5.071% due 2035 (Ê)	2,781	2,778
5.500% due 2035	2,599	2,541
4.991% due 2036 (Ê)	2,694	2,685
5.135% due 2036 (Ê)	2,808	2,807
5.378% due 2036 (Ê)	2,486	2,486
15 Year TBA (Ï) 4.500%	2,150	2,057
6.000%	800	808
30 Year TBA (Ï) 5.000%	2,975	2,831
5.500%	5,500	5,369
6.000%	9,400	9,388
6.500%	4,300	4,367
Freddie Mac 7.000% due 2009	34	35
9.000% due 2010	15	16
6.000% due 2011	3	3
8.000% due 2011	4	4
7.000% due 2012	86	88
7.000% due 2013	761	782
6.000% due 2016	107	108
7.000% due 2016	155	159
5.000% due 2019	1,354	1,324
5.500% due 2019	1,043	1,038
4.500% due 2020	816	782
7.000% due 2028	556	577
7.500% due 2028	261	273
6.500% due 2029	138	141
7.000% due 2030	5	5
7.000% due 2031	162	168

Bond Market Fund 15

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
6.500% due 2032	455	467
6.000% due 2033	194	195
6.500% due 2033	707	723
5.000% due 2034	6,407	6,112
6.000% due 2034	1,575	1,579
5.000% due 2035	2,284	2,177
5.161% due 2035 (Ê)	2,167	2,167
5.500% due 2035	5,149	5,035
5.082% due 2036 (Ê)	4,645	4,641
15 Year TBA (Ï) 4.500%	2,000	1,913
5.000%	3,000	2,924
5.500%	2,000	1,985
30 Year TBA (Ï) 5.500%	7,100	6,931
6.000%	3,900	3,898
Freddie Mac Gold 4.500% due 2019	490	470
8.500% due 2025	1	1
7.000% due 2033	293	304
6.000% due 2034	2,141	2,145
GE Capital Commercial Mortgage Corp. Series 2004-C3 Class A3 4.865% due 07/10/39	2,065	2,015
Ginnie Mae 8.000% due 2012	121	126
10.000% due 2013	4	4
7.500% due 2022	1	1
7.000% due 2023	134	143
7.500% due 2023	1	2
6.500% due 2024	3	3
7.500% due 2024	50	52
8.500% due 2025	9	10
7.500% due 2027	4	4
6.500% due 2028	34	35
7.000% due 2028	23	24
7.500% due 2028	25	27
8.500% due 2028	20	21
7.500% due 2029	12	13
8.000% due 2029	13	14
8.500% due 2029	2	2
7.500% due 2030	13	13
8.000% due 2030	63	67
8.500% due 2030	6	7
7.000% due 2031	201	211
6.500% due 2032	156	161
7.000% due 2032	280	293
7.500% due 2032	9	10
5.000% due 2033	1,053	1,013
6.500% due 2033	349	358

	Principal Amount ($) or Shares	Market Value $
30 Year TBA (Ï) 5.000%	1,000	960
5.500%	3,700	3,636
6.000%	3,500	3,516
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	2,500	2,484
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.420% due 05/25/36	3,000	2,413
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3 4.184% due 01/12/37	2,000	1,944
Master Asset Backed Securities Trust (Ê) Series 2007-HE1 Class A3 5.530% due 05/25/37	315	315
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	736
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A2 5.112% due 12/12/49	1,835	1,804
Morgan Stanley ABS Capital I (Ê) Series 2006-NC2 Class M1 5.680% due 02/25/36	3,000	3,002
Series 2006-NC2 Class M4 5.830% due 02/25/36	1,000	980
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	193
Residential Accredit Loans, Inc. Series 2006-QS2 Class 1A9 5.500% due 02/25/36	959	954
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.420% due 05/25/36	1,500	1,220
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,935
Series 2005-C22 Class A3 5.286% due 12/15/44	2,000	1,979
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.545% due 03/25/35	359	353
Series 2006-AR5 Class 2A2 5.533% due 04/25/36	2,503	2,494
		201,653

Bond Market Fund 16

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 7.3%
Fannie Mae 7.125% due 06/15/10	1,000	1,055
4.250% due 08/15/10	700	681
6.125% due 03/15/12	600	623
4.625% due 10/15/14	500	482
5.000% due 04/15/15, Series $	1,000	987
5.550% due 02/16/17	4,000	3,970
Zero coupon due 10/09/19	700	346
7.250% due 05/15/30	500	618
Federal Home Loan Bank System 4.250% due 11/02/10	1,000	973
Series 467 5.250% due 06/18/14	200	200
4.750% due 09/11/15	1,000	964
Freddie Mac 4.375% due 03/01/10	700	686
4.125% due 07/12/10	500	486
4.750% due 12/08/10	1,000	987
5.750% due 05/23/11	1,000	1,002
5.375% due 01/09/14	5,000	4,951
5.200% due 03/05/19, Series *	5,000	4,858
6.750% due 03/15/31	650	763
		24,632
United States Government Treasuries - 12.3%
United States Treasury Inflation Indexed Bonds 2.375% due 01/15/17	17,311	17,092
United States Treasury Notes 4.000% due 04/15/10	500	489
4.625% due 10/31/11	20,647	20,460
4.500% due 02/15/36	3,684	3,391
		41,432
Total Long-Term Investments (cost $420,110)		413,597
	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures Dec 2007 94.50 Put (700)	165,375	53
Total Options Purchased (cost $37)		53

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.6%
Federated Investors Prime Cash Obligations Fund Class I	3,641,861	3,642
Ginnie Mae I 8.000% due 02/15/08	1	1
Monsanto Co. 4.000% due 05/15/08	45	44
NIEUW Amsterdam Receivables, Co. (ÿ) 5.270% due 06/20/07	3,500	3,490
United States Treasury Bills (ç)(ÿ)(§) 4.629% due 06/07/07	1,507	1,506
Total Short-Term Investments (cost $8,684)		8,683
Total Investments - 125.8% (identified cost $428,831)		422,333
Other Assets and Liabilities, Net - (25.8%)		(86,615)
Net Assets - 100.0%		335,718
Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Notes expiration date 09/07 (518)	105,567	(269)
United States Treasury Bonds expiration date 09/07 (50)	5,456	(5)
Short Positions
United States Treasury 10 Year Notes expiration date 09/07 (440)	46,805	191
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(83)

See accompanying notes which are an integral part of the schedules of investments.
Bond Market Fund 17

SSgA
Intermediate Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 110.4%
Asset-Backed Securities - 20.7%
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class M2 5.630% due 09/25/36	477	477
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 5.860% due 04/25/32	406	406
Series 2003-BC3 Class A2 5.940% due 09/25/33	157	157
Series 2006-BC2 Class M7 6.220% due 07/25/36	375	343
Series 2007-2 Class M1 5.540% due 02/25/37	205	204
Series 2007-2 Class M2 5.580% due 02/25/37	115	114
Series 2007-2 Class 2A3 5.460% due 08/25/37	270	270
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.760% due 02/01/36	1,500	1,508
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.870% due 03/25/34	743	745
Series 2005-HE4 Class B2 6.620% due 08/25/35	500	452
Series 2006-HE5 Class M5 5.720% due 08/25/36	1,000	981
Series 2006-HE5 Class M8 6.420% due 08/25/36	500	413
Series 2006-HE8 Class M2 5.610% due 01/25/37	375	370
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 5.720% due 12/25/35	400	401
Series 2006-HE4 Class B2 6.370% due 06/25/36	500	412
Series 2006-WMC Class B2 6.370% due 06/25/36	750	614
Series 2006-HE6 Class M2 5.620% due 09/25/36	215	215
Morgan Stanley Home Equity Loans (Ê) Series 2007-1 Class A3 5.460% due 12/25/36	270	270
Series 2007-1 Class M1 5.580% due 12/25/36	115	115
Series 2007-1 Class M2 5.600% due 12/25/36	105	105
Residential Asset Securities Corp. (Ê) Series 2005-KS1 Class M2 5.760% due 11/25/35	500	502

	Principal Amount ($) or Shares	Market Value $
Series 2005-KS1 Class M4 5.910% due 12/25/35	1,580	1,584
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR2 Class B2 6.370% due 03/25/36	490	419
Series 2006-HE1 Class A2C 5.480% due 07/25/36	500	497
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.860% due 04/25/35	1,500	1,502
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC4 Class M2 5.630% due 09/25/37	285	285
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.770% due 04/25/34	65	65
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	637
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	169
Toyota Motor Credit Corp. 4.400% due 10/01/08	50	49
		14,281
Corporate Bonds and Notes - 27.2%
Aflac, Inc. 6.500% due 04/15/09	17	17
Alcoa, Inc. 7.375% due 08/01/10	130	136
Allstate Corp. (The) 6.125% due 02/15/12	72	74
American Express Co. 5.250% due 09/12/11	75	74
4.875% due 07/15/13	30	29
American General Finance Corp. 3.875% due 10/01/09	120	116
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	75
Anadarko Petroleum Corp. 5.000% due 10/01/12	75	72
5.950% due 09/15/16	50	49
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	97
Apache Corp. 6.250% due 04/15/12	20	21
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	53

Intermediate Fund 18

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Archstone-Smith Operating Trust 3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	51
AT&T Wireless, Inc. 8.125% due 05/01/12	75	83
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	87
Bank of America Corp. 7.400% due 01/15/11	225	239
4.750% due 08/01/15	200	189
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	30	31
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	120	128
Bank One Corp. 5.900% due 11/15/11	35	36
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	58
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	50	49
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	144
Boeing Capital Corp., Ltd. 6.500% due 02/15/12	150	157
Boston Properties, LP 6.250% due 01/15/13	30	31
Boston Scientific Corp. 6.250% due 11/15/15	30	29
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	49
Campbell Soup Co. 5.875% due 10/01/08	25	25
6.750% due 02/15/11	35	37
Capital One Financial Corp. 5.700% due 09/15/11	60	60
Carolina Power & Light Co. 5.250% due 12/15/15	70	68
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	187
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	100	101
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	50	53
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	27
CIT Group, Inc. 4.250% due 02/01/10	100	97

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc. 4.625% due 08/03/10	75	73
4.700% due 05/29/15	300	284
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	99
Coca-Cola Co. (The) 5.750% due 03/15/11	35	35
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	40
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	125	141
Comcast Corp. 6.500% due 01/15/15	50	52
5.900% due 03/15/16	105	105
Commonwealth Edison Co. Series 104 5.950% due 08/15/16	75	74
ConAgra Foods, Inc. 6.750% due 09/15/11	39	41
5.819% due 06/15/17 (l)	61	60
ConocoPhillips 4.750% due 10/15/12	125	121
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	81
Consumers Energy Co. 5.150% due 02/15/17	100	95
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Coors Brewing Co. 6.375% due 05/15/12	35	36
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	150	142
COX Communications, Inc. 7.750% due 11/01/10	100	107
Credit Suisse First Boston USA, Inc. 4.875% due 01/15/15	200	192
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	74
CSX Corp. 6.750% due 03/15/11	100	104
CVS Caremark Corp. 5.750% due 08/15/11	125	126
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler North America Holding Corp. 4.875% due 06/15/10	200	197
7.750% due 01/18/11	14	15
5.750% due 09/08/11	75	75

Intermediate Fund 19

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DCP Midstream, LP 6.875% due 02/01/11	40	42
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	125	126
Dover Corp. 4.780% due 10/15/15	25	24
Dow Chemical Co. (The) 5.750% due 12/15/08	100	100
DR Horton, Inc. 6.000% due 04/15/11	50	50
DTE Energy Co. Series A 6.650% due 04/15/09	35	36
Duke Energy Corp. 6.250% due 01/15/12	75	77
5.625% due 11/30/12	75	76
Electronic Data Systems Corp. 7.125% due 10/15/09	60	62
Eli Lilly & Co. 6.000% due 03/15/12	100	103
Energy East Corp. 6.750% due 06/15/12	55	57
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	98
ERP Operating, LP 6.625% due 03/15/12	40	42
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	52
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
FedEx Corp. 9.650% due 06/15/12	50	59
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	66
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	226
Florida Power & Light Co. 4.850% due 02/01/13	175	170
Gannett Co., Inc. 4.125% due 06/15/08	100	99
Genentech, Inc. 4.750% due 07/15/15	100	94
General Dynamics Corp. 4.250% due 05/15/13	40	37

	Principal Amount ($) or Shares	Market Value $
General Electric Capital Corp. Series MTNA 5.875% due 02/15/12	250	254
6.000% due 06/15/12	300	307
6.900% due 09/15/15	375	408
General Mills, Inc. 6.000% due 02/15/12	96	98
Genworth Financial, Inc. 4.950% due 10/01/15	50	47
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	61
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. (The) 6.650% due 05/15/09	50	51
5.750% due 10/01/16	75	75
Goldman Sachs Group, LP 5.000% due 10/01/14	650	623
Goodrich Corp. 7.625% due 12/15/12	30	33
Harris Corp. 5.000% due 10/01/15	50	47
Health Care REIT, Inc. 6.200% due 06/01/16	25	25
Hershey Co. (The) 4.850% due 08/15/15	50	47
Hess Corp. 6.650% due 08/15/11	100	104
HJ Heinz Finance Co. 6.625% due 07/15/11	70	72
Home Depot, Inc. 3.750% due 09/15/09	50	48
5.400% due 03/01/16	150	144
Honeywell International, Inc. 7.500% due 03/01/10	50	53
Hospitality Properties Trust 5.125% due 02/15/15	100	95
HSBC Finance Corp. 4.750% due 04/15/10	100	98
8.000% due 07/15/10	150	160
International Lease Finance Corp. 4.350% due 09/15/08	35	35
6.375% due 03/15/09	50	51
5.125% due 11/01/10	200	198
5.875% due 05/01/13	75	76
John Deere Capital Corp. 7.000% due 03/15/12	50	53
5.100% due 01/15/13	150	147
JPMorgan Chase & Co. 7.875% due 06/15/10	150	160
6.750% due 02/01/11	175	182

Intermediate Fund 20

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Key Bank NA Series BKNT 7.000% due 02/01/11	100	105
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	25
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	106
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	73
Kroger Co. (The) 5.500% due 02/01/13	75	73
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	100	97
5.585% due 01/12/12 (Ê)	75	75
Lennar Corp. 7.625% due 03/01/09	55	57
Lowe's Cos., Inc. 8.250% due 06/01/10	30	32
Lubrizol Corp. 5.875% due 12/01/08	50	50
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	50	49
5.250% due 09/04/12	45	44
Mack-Cali Realty, LP 7.250% due 03/15/09	50	51
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	77
Masco Corp. 5.875% due 07/15/12	95	94
May Department Stores Co. (The) 4.800% due 07/15/09	50	49
Mellon Funding Corp. 6.375% due 02/15/10	50	51
Merck & Co., Inc. 4.375% due 02/15/13	75	71
MetLife, Inc. 5.375% due 12/15/12	75	74
MGIC Investment Corp. 5.375% due 11/01/15	25	24
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 4.000% due 01/15/10	150	145
5.300% due 03/01/13	150	148
Series GMTN 5.650% due 01/09/14	100	100
4.750% due 04/01/14	125	118
5.375% due 10/15/15	125	122

	Principal Amount ($) or Shares	Market Value $
National City Bank 4.625% due 05/01/13	135	128
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	85	86
Nationwide Financial Services 5.900% due 07/01/12	41	42
News America Holdings, Inc. 9.250% due 02/01/13	60	70
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	77
Nisource Finance Corp. 7.875% due 11/15/10	36	39
Ohio Power Co. Series F 5.500% due 02/15/13	100	100
Pacificorp 6.900% due 11/15/11	40	42
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	104
8.000% due 11/15/11	95	104
Pepco Holdings, Inc. 6.450% due 08/15/12	25	26
Pitney Bowes, Inc. 4.625% due 10/01/12	45	43
PNC Funding Corp. 7.500% due 11/01/09	50	52
Popular North America, Inc. 4.700% due 06/30/09	75	74
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	30
PPL Energy Supply LLC 5.400% due 08/15/14	50	48
Praxair, Inc. 6.375% due 04/01/12	50	52
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.950% due 08/15/14	150	145
Progress Energy, Inc. 5.625% due 01/15/16	100	99
ProLogis 5.500% due 03/01/13	50	50
Protective Life Secured Trusts 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNB 5.100% due 09/20/14	100	97

Intermediate Fund 21

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PSEG Power LLC 5.500% due 12/01/15	100	97
Public Service Co. of Colorado 7.875% due 10/01/12	90	100
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	48
Pulte Homes, Inc. 7.875% due 08/01/11	40	42
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	62
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital LLC 6.375% due 06/30/10	65	65
6.500% due 04/17/13	75	74
Sara Lee Corp. 6.250% due 09/15/11	60	61
SBC Communications, Inc. 4.125% due 09/15/09	100	97
Sempra Energy 7.950% due 03/01/10	55	58
Simon Property Group, LP 7.125% due 02/09/09	20	20
SLM Corp. Series MTNA 4.500% due 07/26/10	100	95
5.000% due 10/01/13	100	89
Southern California Edison Co. 5.000% due 01/15/14	30	29
Sprint Capital Corp. 8.375% due 03/15/12	250	274
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	103
Swiss Bank Corp. NY 7.000% due 10/15/15	50	55
Tampa Electric Co. 6.375% due 08/15/12	90	93
Target Corp. 7.500% due 08/15/10	150	159
Textron Financial Corp. 6.000% due 11/20/09	50	51
6.000% due 02/15/67 (l)	75	71
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	25	23
Time Warner, Inc. 6.875% due 05/01/12	100	105
5.875% due 11/15/16	75	74
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100
TXU Electric Delivery Co. 6.375% due 05/01/12	25	26

	Principal Amount ($) or Shares	Market Value $
Unilever Capital Corp. 7.125% due 11/01/10	75	79
United Technologies Corp. 6.100% due 05/15/12	90	92
UST, Inc. 6.625% due 07/15/12	50	52
Verizon Communications, Inc. 4.900% due 09/15/15	100	95
Verizon Global Funding Corp. 4.375% due 06/01/13	300	282
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	48
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	186
Wachovia Corp. 4.875% due 02/15/14	150	144
Walt Disney Co. (The) 5.625% due 09/15/16	100	100
Washington Mutual, Inc. 8.250% due 04/01/10	30	32
5.125% due 01/15/15	100	95
WellPoint, Inc. 6.375% due 01/15/12	30	31
6.800% due 08/01/12	50	53
Wells Fargo Bank NA 6.450% due 02/01/11	410	424
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	89
Weyerhaeuser Co. 6.750% due 03/15/12	50	52
Wisconsin Energy Corp. 6.500% due 04/01/11	59	61
Wyeth 6.950% due 03/15/11	150	157
XTO Energy, Inc. 5.000% due 01/31/15	140	133
Yum! Brands, Inc. 6.250% due 04/15/16	50	51
Zions Bancorporation 5.500% due 11/16/15	50	49
		18,789
International Debt - 8.0%
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	46
America Movil SAB de CV 4.125% due 03/01/09	100	98

Intermediate Fund 22

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ARMS II (Ê) Series 2004-G3 Class A1A 5.560% due 01/10/35	1,000	1,002
Banco Mercantil del Norte SA (l) 6.135% due 10/13/16	125	125
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	97
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	30
Canadian National Railway Co. 4.400% due 03/15/13	50	47
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	55
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	25
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	74
8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	73
Diageo Capital PLC 7.250% due 11/01/09	100	104
Egypt Government AID Bonds 4.450% due 09/15/15	500	475
EnCana Corp. 6.300% due 11/01/11	50	51
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
France Telecom SA 7.750% due 03/01/11	75	81
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
HSBC Holdings PLC 7.500% due 07/15/09	150	156
Hydro Quebec Series IF 8.000% due 02/01/13	85	95
Israel Government International Bond 4.625% due 06/15/13	100	95
Kaupthing Bank Hf (l) 5.750% due 10/04/11	125	125
Korea National Housing Corp. (Ê)(l) 5.610% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	96
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	102
Malaysia Government International Bond 7.500% due 07/15/11	110	118
Mexico Government International Bond 4.625% due 10/08/08	50	50
9.875% due 02/01/10	190	211

	Principal Amount ($) or Shares	Market Value $
Series MTNA 5.875% due 01/15/14	100	102
MTR Corp. 7.500% due 02/04/09	60	62
Petrobras International Finance Co. 6.125% due 10/06/16	100	101
Ras Laffan Liquefied Natural Gas Co., Ltd. III (l) 5.832% due 09/30/16	105	104
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	29
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	200	193
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	63
South Africa Government International Bond 7.375% due 04/25/12	115	124
Stora Enso OYJ 7.375% due 05/15/11	5	5
Telecom Italia Capital SA 4.000% due 01/15/10	100	96
4.950% due 09/30/14	150	141
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	75	74
TELUS Corp. 8.000% due 06/01/11	25	27
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	100	99
Thomson Corp. (The) 6.200% due 01/05/12	100	102
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	46
Tyco International Group SA 6.000% due 11/15/13	150	157
Vale Overseas, Ltd. 6.250% due 01/23/17	75	75
Vodafone Group PLC 5.625% due 02/27/17	100	98
VTB Capital SA (Ê)(l) 5.955% due 08/01/08	125	125
XL Capital Europe PLC 6.500% due 01/15/12	26	27
		5,534
Mortgage-Backed Securities - 25.7%
Adjustable Rate Mortgage Trust Series 2005-12 Class 2A1 5.691% due 03/25/36	699	700

Intermediate Fund 23

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-I Class 2A2 4.871% due 10/25/35	883	884
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	340
Series 2002-TOP Class X2 Interest Only STRIP 0.579% due 10/15/36 (l)	4,045	45
Series 2002-TOP Class A2 6.460% due 10/15/36	315	326
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	633	647
Countrywide Alternative Loan Trust Series 2006-33C Class 2A1 6.000% due 11/25/36	559	545
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.600% due 04/25/36	723	726
Fannie Mae (Ê) 4.726% due 2035	694	690
5.071% due 2035	926	926
4.991% due 2036	898	895
5.491% due 2036	865	868
5.688% due 2036	834	837
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	323
Freddie Mac 5.875% due 2011	500	512
5.161% due 2035 (Ê)	719	719
5.541% due 2036	853	858
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	728	735
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1 Class A2 6.465% due 04/15/34	500	515
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5 4.883% due 06/10/36	500	490
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.420% due 05/25/36	1,000	804

	Principal Amount ($) or Shares	Market Value $
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3 6.260% due 03/15/33	294	301
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	701
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	724
Series 2004-C6 Class A4 4.583% due 08/15/29	500	484
Morgan Stanley Dean Witter Capital I Series 2001-TOP Class A2 5.900% due 10/15/35	93	93
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.420% due 05/25/36	500	407
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A2 4.260% due 01/15/41	400	391
Series 2004-C10 Class A4 4.748% due 02/15/41	500	477
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2006-AR5 Class 2A2 5.533% due 04/25/36	834	831
		17,794
United States Government Agencies - 9.5%
Fannie Mae 2.500% due 06/15/08	500	486
4.400% due 07/28/08	500	495
6.000% due 08/22/16	750	753
Federal Home Loan Bank System Series 560 3.875% due 08/22/08	500	492
4.250% due 11/02/10	500	486
Freddie Mac 4.250% due 06/23/08	500	495
4.375% due 03/01/10	300	294
4.125% due 07/12/10	700	680
4.750% due 12/08/10	500	493
5.750% due 05/23/11	750	752
5.450% due 09/02/11	650	648
5.000% due 07/15/14	500	494
		6,568

Intermediate Fund 24

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 19.3%
United States Treasury Inflation Indexed Bonds 2.375% due 01/15/17	2,953	2,916
United States Treasury Notes 4.625% due 10/31/11	6,019	5,964
4.625% due 02/15/17	4,600	4,501
		13,381
Total Long-Term Investments (cost $77,897)		76,347
	Notional Amount $

Options Purchased - 0.0%
(Number of Contracts)

Eurodollar Futures Dec 2007 94.50 Put (135)	31,894	10
Total Options Purchased (cost $7)		10
	Principal Amount ($) or Shares
Short-Term Investments - 12.0%
Barton Capital Corp. (ç)(ÿ) 5.300% due 06/20/07	1,000	997
Bear Stearns Cos., Inc. (The) 4.000% due 01/31/08	100	99
Capital One Bank Series BKNT 4.875% due 05/15/08	50	50
Charta LLC (ÿ) 5.230% due 08/09/07	500	499
Consolidated Edison Co. of New York, Inc. Series 97-B 6.450% due 12/01/07	75	75
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	249
Diageo Capital PLC 3.375% due 03/20/08	30	30
Federated Investors Prime Cash Obligations Fund	375,138	375
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Freddie Mac 2.750% due 03/15/08	1,000	980
Gillette Co. (The) 2.875% due 03/15/08	50	49

	Notional Amount	Market Value $$
Hewlett-Packard Co. 3.625% due 03/15/08	100	99
John Deere Capital Corp. 3.900% due 01/15/08	15	15
Lehman Brothers Holdings, Inc. 4.000% due 01/22/08	100	99
Monsanto Co. 4.000% due 05/15/08	30	30
National Australia Bank, Ltd. 6.600% due 12/10/07	36	36
NIEUW Amsterdam Receivables, Co. (ç)(ÿ) 5.270% due 06/20/07	1,500	1,496
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	70
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
United States Treasury Bills (ç)(ÿ)(§) 4.618% due 06/07/07	220	220
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	2,557	2,567
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	123
USX Corp. 6.850% due 03/01/08	20	20
Wachovia Corp. 6.400% due 04/01/08	20	20
5.625% due 12/15/08	35	35
Total Short-Term Investments (cost $8,317)		8,292
Total Investments - 122.4% (identified cost $86,221)		84,649
Other Assets and Liabilities, Net - (22.4%)		(15,515)
Net Assets - 100.0%		69,134

See accompanying notes which are an integral part of the schedules of investments.
Intermediate Fund 25

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Notes expiration date 09/07 (110)	22,418	(57)
United States Treasury 5 Year Notes expiration date 09/07 (24)	2,507	(11)
Short Positions
United States Treasury 10 Year Notes expiration date 09/07 (63)	6,702	31
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(37)

See accompanying notes which are an integral part of the schedules of investments.
Intermediate Fund 26

SSgA
High Yield Bond Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 95.2%
Corporate Bonds and Notes - 82.0%
Advanstar Communications, Inc. 10.750% due 08/15/10	350	381
Albertsons LLC 7.500% due 02/15/11	100	105
7.450% due 08/01/29	230	232
Allied Waste North America, Inc. Series B 9.250% due 09/01/12	110	116
7.875% due 04/15/13	250	261
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	340	354
American Railcar Industries, Inc. Series WI 7.500% due 03/01/14	400	413
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.125% due 05/20/16	400	405
Aramark Corp. (l) 8.500% due 02/01/15	380	399
Arco Chemical Co. 10.250% due 11/01/10	450	499
Baldor Electric Co. 8.625% due 02/15/17	200	215
Cablevision Systems Corp. Series B 8.000% due 04/15/12	200	203
Caesars Entertainment, Inc. 8.125% due 05/15/11	400	423
CCH I Holdings LLC/CCH I Holdings Capital Corp. Series * 11.000% due 10/01/15	350	380
CDRV Investors, Inc. (Step Up, 9.625%, 01/01/10) Zero coupon due 01/01/15	400	364
Cenveo Corp. 7.875% due 12/01/13	350	347
Chaparral Steel Co. 10.000% due 07/15/13	300	335
Charter Communications Operating LLC (l) 8.000% due 04/30/12	160	168
Chesapeake Energy Corp. 6.375% due 06/15/15	300	300
6.250% due 01/15/18	100	99
Constellation Brands, Inc. (l) 7.250% due 05/15/17	200	201
Corrections Corp. of America 7.500% due 05/01/11	225	231

	Principal Amount ($) or Shares	Market Value $
Crown Americas LLC and Crown Americas Capital Corp. 7.750% due 11/15/15	175	183
DaVita, Inc. 7.250% due 03/15/15	275	282
Delhaize America, Inc. 9.000% due 04/15/31	100	124
Deluxe Corp. (l) 7.375% due 06/01/15	200	203
Denbury Resources, Inc. 7.500% due 12/15/15	215	221
Dex Media, Inc. 8.000% due 11/15/13	255	266
Echostar DBS Corp. 6.375% due 10/01/11	360	361
Edison Mission Energy (l) 7.000% due 05/15/17	400	399
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. (l) 10.250% due 06/15/15	175	180
Ford Motor Credit Co. LLC 7.000% due 10/01/13	575	550
8.000% due 12/15/16	715	710
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	200	219
Freescale Semiconductor, Inc. (l) 9.125% due 12/15/14	200	198
10.125% due 12/15/16	300	301
General Motors Corp. 8.375% due 07/15/33	450	418
Georgia-Pacific Corp. 8.000% due 01/15/24	300	302
GMAC LLC 5.625% due 05/15/09	325	321
6.750% due 12/01/14	515	513
8.000% due 11/01/31	160	176
Goodyear Tire & Rubber Co. (The) (l) 9.140% due 12/01/09 (Ê)	80	80
8.625% due 12/01/11	80	86
GSC Holdings Corp. 8.000% due 10/01/12	200	213
Hanover Compressor Co. 9.000% due 06/01/14	325	350
Hanover Equipment Trust Series A 8.500% due 09/01/08	42	42
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co (l) 9.750% due 04/01/17	200	214
HCA, Inc. (l) 9.125% due 11/15/14	230	250
9.250% due 11/15/16	330	362

High Yield Bond Fund 27

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Health Net, Inc. 6.375% due 06/01/17	400	397
Hertz Corp. 8.875% due 01/01/14	355	382
Host Marriott, LP Series Q 6.750% due 06/01/16	150	152
Idearc, Inc. (l) 8.000% due 11/15/16	160	166
Inergy, LP/Inergy Finance Corp. 8.250% due 03/01/16	400	423
ION Media Networks, Inc. (Ê)(l) 11.606% due 01/15/13	370	386
L-3 Communications Corp. 7.625% due 06/15/12	290	300
Local TV Finance LLC (l) 9.250% due 06/15/15	200	203
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp. Series B 8.500% due 07/15/16	400	421
MGM Mirage 6.750% due 09/01/12	225	223
Midwest Generation LLC 8.560% due 01/02/16	238	261
Mirant North America LLC Series WI 7.375% due 12/31/13	150	159
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	400	400
Mosaic Co. (The) (l) 7.375% due 12/01/14	165	172
7.625% due 12/01/16	80	85
Neff Corp. (l) 10.000% due 06/01/15	175	179
Neiman-Marcus Group, Inc. 9.000% due 10/15/15	325	357
Nevada Power Co. Series O 6.500% due 05/15/18	300	308
NewPage Corp. 12.000% due 05/01/13	300	333
Noranda Aluminium Acquisition Corp. (Ê)(l) 9.360% due 05/15/15	200	202
NRG Energy, Inc. 7.375% due 02/01/16	240	249
7.375% due 01/15/17	330	343
NTK Holdings, Inc. (Step Up, 10.75, 09/01/09) Zero coupon due 03/01/14	410	308
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	110	116

	Principal Amount ($) or Shares	Market Value $
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (l) 10.625% due 04/01/17	200	204
Plains Exploration & Production Co. 7.000% due 03/15/17	200	199
Pokagon Gaming Authority (l) 10.375% due 06/15/14	200	225
Primedia, Inc. 8.875% due 05/15/11	275	283
Qwest Capital Funding, Inc. 6.875% due 07/15/28	400	376
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	445	459
RBS Global, Inc. and Rexnord Corp. 11.750% due 08/01/16	200	226
Realogy Corp. (l) 11.000% due 04/15/14	200	199
RH Donnelley Corp. Series A-2 6.875% due 01/15/13	275	271
Rockwood Specialties Group, Inc. Series WI 7.500% due 11/15/14	300	311
Roseton/Danskammer Series B 7.670% due 11/08/16	475	502
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC (Ê)(l) 7.848% due 03/15/14	400	410
Service Corp. International (l) 6.750% due 04/01/15	200	202
Snoqualmie Entertainment Authority (l) 9.125% due 02/01/15	240	250
Stater Brothers Holdings (l) 7.750% due 04/15/15	200	208
Steel Dynamics, Inc. (l) 6.750% due 04/01/15	200	199
Suburban Propane Partners, LP 6.875% due 12/15/13	400	397
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	398
Tenneco Automotive, Inc. 8.625% due 11/15/14	210	223
Tesoro Corp. (l) 6.500% due 06/01/17	350	350
TXU Corp. Series Q 6.500% due 11/15/24	350	300
Universal Hospital Services, Inc. (l) 8.500% due 06/01/15	200	204

High Yield Bond Fund 28

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Warner Chilcott Corp. 8.750% due 02/01/15	250	265
Waterford Gaming LLC (l) 8.625% due 09/15/12	506	535
Williams Cos., Inc. 7.750% due 06/15/31	275	301
8.750% due 03/15/32	200	238
Windstream Corp. Series WI 8.625% due 08/01/16	440	481
Wynn Las Vegas LLC 6.625% due 12/01/14	350	351
Xerox Capital Trust I 8.000% due 02/01/27	325	331
		29,378
International Debt - 13.1%
Avago Technologies Finance Series WI 10.375% due 12/01/13	40	44
Basell AF SCA (l) 8.375% due 08/15/15	360	372
Baytex Energy, Ltd. 9.625% due 07/15/10	330	346
Bombardier, Inc. (l) 6.300% due 05/01/14	400	390
Digicel Group, Ltd. (l) 8.875% due 01/15/15	200	198
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	275	299
Intelsat Bermuda, Ltd. Series WI 11.250% due 06/15/16	200	222
Intelsat Subsidiary Holding Co., Ltd. 8.250% due 01/15/13	270	280
Novelis, Inc. Series WI 7.250% due 02/15/15	350	369
NXP BV/NXP Funding LLC Series WI 9.500% due 10/15/15	200	207
Quebecor World, Inc. (l) 9.750% due 01/15/15	400	424
Rhodia SA 8.875% due 06/01/11	325	339
Rogers Wireless, Inc. 8.000% due 12/15/12	425	449
Royal Caribbean Cruises, Ltd. 7.000% due 06/15/13	300	307

	Principal Amount ($) or Shares	Market Value $
Vitro SAB de CV (l) 9.125% due 02/01/17	440	461
		4,707
Total Long-Term Investments (cost $33,023)		34,085
Preferred Stocks - 0.7%
Industrials - 0.7%
Freeport-McMoRan Copper & Gold, Inc. (Æ)	2,000	245
Total Preferred Stocks (cost $204)		245
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)	400	1
Total Warrants & Rights (cost $81)		1
Short-Term Investments - 2.8%
Federated Investors Prime Cash Obligations Fund	987,484	987
Total Short-Term Investments (cost $987)		987
Total Investments - 98.6% (identified cost $34,295)		35,318
Other Assets and Liabilities, Net - 1.4%		504
Net Assets - 100.0%		35,822

High Yield Bond Fund 29

SSgA

Fixed Income Funds

Notes to Schedules of Investments — May 31, 2007 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments 30

SSgA

Fixed Income Funds

Notes to Quarterly Report — May 31, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of May 31, 2007. This Quarterly Report reports on four Funds, the SSgA Yield Plus Fund, the SSgA Bond Market Fund, the SSgA Intermediate Fund and the SSgA High Yield Bond Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Investment Company values its investments in accordance with its Securities Valuation Procedures (the "Procedures").

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of May 31, 2007 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Investment Company will use the security's fair value, as determined in accordance with the Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their Net Asset Value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on

Notes to Quarterly Report
31

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of securities that occur between the closing of the principal markets on which they trade and the time the net asset value of the Funds shares is determined may be reflected in a Fund's calculation of net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of May 31, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$190,703,391	$429,509,641	$86,332,058	$34,309,001
Gross Tax Unrealized Appreciation	960,439	1,096,024	289,835	1,134,296
Gross Tax Unrealized Depreciation	(474,845)	(8,272,782)	(1,973,144)	(124,811)
Net Tax Unrealized Appreciation (Depreciation)	$485,594	$(7,176,758)	$(1,683,309)	$1,009,485

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Notes to Quarterly Report
32

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk. These risks are discussed in more detail in the Funds Statement of Additional Information.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Notes to Quarterly Report
33

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

Written Options Contracts

Fund transactions in written options contracts for the period ended May 31, 2007 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2006	972	$193,476	254	$50,092
Written	6,150	685,820	1,177	138,542
Closed	(3,106)	(567,504)	(740)	(134,436)
Expired	(4,016)	(311,792)	(691)	(54,198)
Outstanding at May 31, 2007	-	$-	-	$-

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of May 31, 2007, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

The Funds (each a "Participating Fund") are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any Participating Fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a Participating Fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each Participating Fund in an amount that offsets the amount of such distribution and/or service fees incurred by the Participating Fund. As of May 31, 2007, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of May 31, 2007, there were no illiquid securities held by the Funds.

Notes to Quarterly Report
34

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of May 31, 2007:

Restricted Securities
Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 16.9%
Aire Valley Mortgages PLC	04/13/07	9,000,000	100.02	9,001	9,000
Cairn Mezzanine ABS CDO PLC	08/11/06	1,500,000	100.00	1,500	1,465
Camber, PLC	05/25/06	770,000	100.00	770	755
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	126,704,659	0.72	906	1,402
GE Business Loan Trust	06/03/04	2,170,762	100.00	2,171	2,169
GE Business Loan Trust	08/22/06	7,235,874	100.41	7,266	7,238
Granite Master Issuer PLC	01/17/07	5,000,000	100.03	5,001	5,003
Montauk Point CDO, Ltd.	05/09/06	1,460,000	100.00	1,460	1,450
Morgan Stanley Capital I	09/17/03	35,632,766	2.08	742	931
Ocwen Advance Receivables Backed Notes	09/15/06	1,300,000	100.23	1,303	1,302
Stack, Ltd.	06/20/06	1,585,000	100.00	1,585	1,529
					32,244
Bond Market Fund - 1.9%
AES Panama SA	01/26/07	150,000	97.35	146	147
AXA Equitable Life Insurance Co.	11/06/98	115,000	104.00	120	130
Banco Mercantil del Norte SA	10/05/06	330,000	100.00	330	331
Bank of America Corp.	01/24/05	300,000	100.49	301	293
Bank of America Corp.	06/30/05	400,000	101.99	408	388
ConAgra Foods, Inc.	09/05/01	107,000	99.39	106	105
Corp. Nacional del Cobre de Chile	10/19/06	250,000	99.30	248	253
Gazprom International SA	10/25/06	238,439	104.81	250	250
Korea National Housing Corp.	11/15/06	165,000	99.92	165	165
Lloyds TSB Group PLC	11/06/06	525,000	100.00	525	511
National Gas Co. of Trinidad & Tobago, Ltd.	10/25/06	250,000	96.58	241	242
News America, Inc.	02/27/07	250,000	101.16	253	238
Ocwen Advance Receivables Backed Notes	09/15/06	2,100,000	100.23	2,105	2,103
Ras Laffan Liquefied Natural Gas Co., Ltd. III	09/20/06	235,000	100.00	235	233
Russia Government International Bond	02/21/07	174,125	113.10	197	195
Tengizchevroil Finance Co.	08/25/06	250,000	99.30	248	248
Textron Financial Corp.	02/01/07	300,000	99.40	298	285
VTB Capital SA	10/27/06	350,000	100.00	350	350
					6,467
Intermediate Fund - 1.4%
Banco Mercantil del Norte SA	10/05/06	125,000	100.00	125	125
Bear Stearns Commercial Mortgage Securities	03/08/02	4,045,412	1.11	45	45
ConAgra Foods, Inc.	09/05/01	61,000	99.10	60	60
Kaupthing Bank Hf	09/27/06	125,000	99.59	124	125
Korea National Housing Corp.	11/15/06	90,000	99.92	90	90
Lloyds TSB Group PLC	11/06/06	105,000	100.00	105	102
Ras Laffan Liquefied Natural Gas Co., Ltd. III	09/20/06	105,000	100.00	105	104
Tengizchevroil Finance Co.	08/25/06	100,000	99.30	99	99
Textron Financial Corp.	02/01/07	75,000	99.40	75	71
VTB Capital SA	10/27/06	125,000	100.00	125	125
					946

Notes to Quarterly Report
35

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
High Yield Bond Fund - 26.7.%
Aramark Corp.	01/17/07	380,000	100.00	380	399
Basell AF SCA	01/04/06	360,000	100.45	362	372
Bombardier, Inc.	03/27/07	400,000	95.22	381	390
Charter Communications Operating LLC	05/18/05	160,000	97.70	156	168
Constellation Brands, Inc.	05/09/07	200,000	100.00	200	201
Deluxe Corp.	05/09/07	200,000	100.00	200	203
Digicel Group, Ltd.	02/22/07	200,000	100.00	200	198
Edison Mission Energy	05/01/07	400,000	100.00	400	399
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	05/24/07	175,000	100.00	175	180
Freescale Semiconductor, Inc.	11/16/06	300,000	100.00	300	301
Freescale Semiconductor, Inc.	02/07/07	200,000	101.95	204	198
Galaxy Entertainment Finance Co., Ltd.	06/02/06	275,000	105.29	290	299
Goodyear Tire & Rubber Co. (The)	11/16/06	80,000	99.15	79	80
Goodyear Tire & Rubber Co. (The)	11/16/06	80,000	100.00	80	86
Hawker Beechcraft Acquisiton Co. LLC/Hawker Beechcraft Notes Co.	03/16/07	200,000	100.00	200	214
HCA, Inc.	11/09/06	330,000	100.00	330	362
HCA, Inc.	11/09/06	230,000	100.00	230	250
Idearc, Inc.	11/01/06	160,000	100.00	160	166
ION Media Networks, Inc.	05/05/06	370,000	101.22	375	386
Local TV Finance LLC	05/02/07	200,000	100.00	200	203
Mosaic Co. (The)	11/16/06	165,000	100.00	165	172
Mosaic Co. (The)	11/16/06	80,000	100.00	80	85
Neff Corp.	05/23/07	175,000	100.00	175	179
Noranda Aluminium Acquisition Corp.	05/10/07	200,000	100.00	200	202
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	03/22/07	200,000	100.00	200	204
Pokagon Gaming Authority	04/17/07	200,000	111.61	223	225
Quebecor World, Inc.	01/24/07	400,000	106.06	424	424
Realogy Corp.	04/05/07	200,000	98.82	198	199
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC	02/27/07	400,000	100.00	400	410
Service Corp. International	03/28/07	200,000	99.59	199	202
Snoqualmie Entertainment Authority	01/23/07	240,000	100.00	240	250
Stater Brothers Holdings	04/03/07	200,000	100.00	200	208
Steel Dynamics, Inc.	03/28/07	200,000	100.00	200	199
Tesoro Corp.	05/23/07	350,000	100.00	350	350
Universal Hospital Services, Inc.	05/22/07	200,000	100.00	200	204
Vitro SAB de CV	01/25/07	440,000	99.37	437	461
Waterford Gaming LLC	06/06/03	506,000	100.08	506	535
					9,564

Notes to Quarterly Report
36

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — May 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
37

FIQR-05/07

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

May 31, 2007

SSgA Funds

International Equity Funds

Quarterly Report

May 31, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 86.7%
Argentina - 0.5%
Banco Macro SA - ADR (Ñ)	144,862	5,174
BBVA Banco Frances SA - ADR	199,671	2,392
Empresa Distribuidora Y Comercializadora Norte - ADR (Æ)(Ñ)	213,900	3,932
Telecom Argentina SA - ADR (Æ)	221,236	6,274
		17,772
Bermuda - 0.9%
Credicorp, Ltd.	313,646	18,279
Dufry South America, Ltd. (Æ)	339,711	7,657
Nine Dragons Paper Holdings, Ltd. (Ñ)	2,492,000	5,215
Samling Global, Ltd. (Æ)	2,440,000	885
		32,036
Brazil - 12.0%
Agra Empreendimentos Imobiliarios SA (Æ)	1,397,327	8,474
All America Latina Logistica SA	618,460	7,978
American Banknote SA	233,526	2,285
Anhanguera Educacional Participacoes SA (Æ)	483,401	6,744
Banco Bradesco SA - ADR	478,162	12,141
Cia Vale do Rio Doce - ADR (Ñ)	1,959,586	89,063
CSU Cardsystem SA (Æ)	354,600	2,169
Cyrela Brazil Realty SA	522,000	6,793
Datasul SA	268,069	3,070
EDP - Energias do Brasil SA (Æ)	382,700	6,813
Equatorial Energia SA	496,673	4,990
Fertilizantes Heringer SA (Æ)	630,545	7,254
Gerdau SA - ADR	507,623	11,543
GVT Holding SA (Æ)	435,399	6,525
JBS SA (Æ)	2,189,757	9,233
Klabin Segall SA	671,050	7,091
Localiza Rent a Car SA	610,456	6,991
Lojas Renner SA	568,230	9,758
LPS Brasil Consultoria de Imoveis SA (Æ)	427,639	5,120
Medial Saude SA (Æ)	378,621	5,617
MMX Mineracao e Metalicos SA (Æ)	38,182	21,665
Odontoprev SA	188,131	5,093
PDG Realty SA Empreendimentos e Participacoes	1,430,669	14,821
Petroleo Brasileiro SA - ADR	849,805	83,715
Porto Seguro SA	199,923	7,804
Profarma Distribuidora de Produtos Farmaceuticos SA (Æ)	274,765	4,217
Rodobens Negocios Imobiliarios SA	418,656	5,122
Santos-Brasil SA (Æ)	341,878	4,805
Tecnisa SA	981,744	6,439
Tele Norte Leste Participacoes SA	228,013	8,594
Tractebel Energia SA	460,400	4,913

	Principal Amount ($) or Shares	Market Value $
Usinas Siderurgicas de Minas Gerais SA	225,600	14,855
Vivax SA (Æ)	323,200	9,220
		410,915
Cayman Islands - 0.8%
China Mengniu Dairy Co., Ltd.	3,889,000	12,700
Parkson Retail Group, Ltd. (Ñ)	791,000	5,324
Tencent Holdings, Ltd.	1,010,000	4,359
Xinao Gas Holdings, Ltd. (Ñ)	3,274,000	4,109
		26,492
China - 7.6%
Aluminum Corp. of China, Ltd. Class H (Ñ)	2,632,000	3,485
Angang Steel Co., Ltd. Class H (Ñ)	4,394,000	9,060
Anhui Expressway Co. Class H	3,888,000	3,366
Bank of China, Ltd. (Æ)(Ñ)	12,872,000	6,314
China Citic Bank (Æ)(Ñ)(l)	1,594,000	1,211
China Coal Energy Co. (Æ)	5,295,000	6,835
China Communications Construction Co., Ltd. Class H (Ñ)	8,747,824	12,010
China Construction Bank Corp. Class H (Ñ)(l)	30,223,000	18,114
China Life Insurance Co., Ltd. Class H (Ñ)	9,426,000	29,153
China Merchants Bank Co., Ltd. (Ñ)	3,033,500	7,828
China Molybdenum Co., Ltd. Class H (Æ)(l)	427,000	665
China Petroleum & Chemical Corp. Class H (Ñ)	27,515,000	30,727
China Shenhua Energy Co., Ltd. (Ñ)	2,756,300	8,083
China Shipping Container Lines Co., Ltd. Class H	7,110,000	4,207
China Shipping Development Co., Ltd. Class H (Ñ)	5,566,000	10,892
China Telecom Corp., Ltd. Class H (Ñ)	10,494,000	5,644
Guangzhou R&F Properties Co., Ltd. (Ñ)	4,140,800	10,500
Harbin Power Equipment Class H (Ñ)	4,816,000	5,946
Industrial & Commercial Bank of China (Æ)(Ñ)	37,487,000	19,635
Jiangxi Copper Co., Ltd. Class H (Ñ)	4,705,000	7,532
PetroChina Co., Ltd. Class H (Ñ)	24,302,000	31,807
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,670,500	15,476
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	1,747
Sinopec Shanghai Petrochemical Co., Ltd. Class H	8,510,000	5,613
Zijin Mining Group Co., Ltd. Class H	6,365,000	3,358
ZTE Corp. Class H (Ñ)	259,700	1,247
		260,455

Emerging Markets Fund 3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Egypt - 0.9%
Egyptian Financial Group-Hermes Holding	1,030,621	7,515
El Sewedy Cables Holding Co. (Æ)	427,489	4,131
Orascom Construction Industries	133,942	8,942
Orascom Hotels & Development (Æ)	203,238	1,964
Orascom Telecom Holding SAE	128,116	1,695
Orascom Telecom Holding SAE - GDR (l)	34,800	2,328
Telecom Egypt	1,222,644	4,045
		30,620
Hong Kong - 3.5%
Beijing Enterprises Holdings, Ltd. (Ñ)	1,082,000	3,436
China Mobile, Ltd.	7,252,700	67,804
China Overseas Land & Investment, Ltd. (Ñ)	10,244,000	14,064
China Resources Enterprise	1,176,000	4,315
China Resources Power Holdings Co. (Ñ)	4,124,000	8,091
CNOOC, Ltd. (Ñ)	16,150,500	15,285
Guangdong Investment, Ltd.	7,072,000	4,112
Shenzhen Investment, Ltd.	5,658,000	3,413
		120,520
Hungary - 1.9%
Magyar Telekom Telecommunications PLC	742,977	3,723
MOL Hungarian Oil and Gas PLC	168,998	21,804
OTP Bank Nyrt	674,088	35,690
Richter Gedeon Nyrt.	21,130	4,311
		65,528
India - 0.8%
Aditya Birla Nuvo, Ltd.	70,885	2,447
Bharat Heavy Electricals, Ltd.	51,340	1,769
Firstsource Solutions, Ltd. (Æ)	244,242	497
Housing Development Finance Corp.	23,465	1,088
ICICI Bank, Ltd.	56,835	1,286
Idea Cellular, Ltd. (Æ)	637,437	1,976
Infosys Technologies, Ltd.	100,174	4,745
Larsen & Toubro, Ltd.	71,198	3,524
Reliance Communications, Ltd. (Æ)	188,009	2,340
Reliance Industries, Ltd.	88,200	3,820
Suzlon Energy, Ltd.	106,750	3,389
Tata Consultancy Services, Ltd.	32,182	958
		27,839
Indonesia - 3.5%
Aneka Tambang Tbk PT	8,741,500	13,864
Astra International Tbk PT	10,970,620	20,383
Bank Central Asia Tbk PT	16,643,500	9,899
Bank Mandiri Persero Tbk PT	19,902,500	7,328

	Principal Amount ($) or Shares	Market Value $
Bank Rakyat Indonesia	20,937,500	14,469
Berlian Laju Tanker Tbk PT	42,751,000	9,444
Berlian Laju Tanker Tbk PT (Æ)	3,707,000	811
Indonesian Satellite Corp. Tbk PT	7,680,500	5,873
Telekomunikasi Indonesia Tbk PT	31,174,500	33,728
United Tractors Tbk PT	6,205,000	5,307
		121,106
Ireland - 0.1%
Dragon Oil PLC (Æ)	1,095,283	3,839
Israel - 0.8%
Elbit Systems, Ltd.	45,028	1,942
Israel Chemicals, Ltd.	358,407	3,053
Makhteshim-Agan Industries, Ltd.	256,255	1,863
Ormat Industries	141,021	1,648
Teva Pharmaceutical Industries, Ltd. - ADR	462,813	18,142
		26,648
Kazakhstan - 0.2%
Kazkommertsbank - GDR (Æ)(l)	197,362	4,036
Kazkommertsbank - GDR (Æ)	127,227	2,602
		6,638
Luxembourg - 0.6%
Evraz Group SA - GDR	100,105	3,428
Tenaris SA - ADR	349,200	17,338
		20,766
Malaysia - 1.5%
Bumiputra-Commerce Holdings BHD	2,146,900	7,518
Digi.Com BHD	572,900	3,506
Genting BHD	2,712,400	6,305
IOI Corp. BHD	847,700	6,859
Kuala Lumpur Kepong BHD	741,500	2,924
Malayan Banking BHD	1,798,800	6,404
Malaysia International Shipping Corp. BHD	486,000	1,423
Maxis Communications BHD	1,247,800	5,618
Resorts World BHD	3,903,945	3,699
Telekom Malaysia BHD	1,360,800	4,164
Tenaga Nasional BHD	925,300	3,186
		51,606
Mexico - 5.3%
America Movil SAB de CV	7,151,500	21,622
America Movil SAB de CV Series L - ADR	671,766	40,675
Banco Compartamos SA de CV (Æ)	872,800	4,767
Cemex SAB de CV (Æ)	2,404,268	9,338

Emerging Markets Fund 4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cemex SAB de CV - ADR (Æ)(Ñ)	421,070	16,371
Controladora Comercial Mexicana SAB de CV	1,476,300	3,999
Corp. GEO SAB de CV (Æ)	920,400	5,224
Grupo Aeroportuario del Pacifico SA de CV - ADR (Ñ)	102,423	5,033
Grupo Famsa SAB de CV Class A (Æ)	962,600	5,822
Grupo Financiero Banorte SAB de CV Class O	2,124,775	9,914
Grupo Mexico SAB de CV	1,920,356	11,387
Grupo Televisa SA - ADR	503,329	14,486
Telefonos de Mexico SAB de CV Series L	423,456	17,125
Wal-Mart de Mexico SAB de CV	3,869,150	14,641
		180,404
Netherlands - 0.0%
Plaza Centers NV (Æ)	236,523	902
Pakistan - 1.2%
Engro Chemical Pakistan, Ltd.	1,258,000	4,608
MCB Bank, Ltd.	2,298,535	12,902
National Bank of Pakistan	2,230,264	9,301
Oil & Gas Development Co., Ltd.	3,523,800	7,104
Pakistan State Oil Co., Ltd.	1,374,500	8,373
		42,288
Philippines - 1.6%
Ayala Corp.	851,594	9,753
Ayala Land, Inc.	47,906,725	16,045
Filinvest Land, Inc. (Æ)	25,938,000	1,076
Megaworld Corp. (Æ)	40,279,100	3,481
Philippine Long Distance Telephone Co. - ADR (Ñ)	416,888	23,475
		53,830
Poland - 1.7%
Bank BPH SA	14,828	5,034
Bank Pekao SA	63,631	5,667
Bank Zachodni WBK SA	50,721	5,465
Getin Holding SA (Æ)	675,638	3,933
Globe Trade Centre SA (Æ)	313,132	5,453
Grupa Kety SA	20,283	1,583
KGHM Polska Miedz SA	154,368	6,326
Orbis SA	7,828	235
Polish Oil & Gas Co.	1,966,174	3,320
Polski Koncern Naftowy Orlen	305,878	5,294
Powszechna Kasa Oszczednosci Bank Polski SA	470,076	8,843
Telekomunikacja Polska SA	639,397	4,743
TVN SA	282,885	2,447
		58,343

	Principal Amount ($) or Shares	Market Value $
Russia - 8.4%
Chelyabinsk Zink Plant - GDR (Æ)(l)	125,204	1,797
Comstar United Telesystems - GDR	609,266	5,666
Kalina	48,820	1,660
LUKOIL - ADR	700,164	52,652
Mechel - ADR	90,000	3,078
MMC Norilsk Nickel - ADR	129,500	24,734
Mobile Telesystems - ADR (Æ)	144,868	7,849
NovaTek OAO - GDR (l)	24,928	1,209
OAO Gazprom - ADR	2,412,475	88,055
OGK-3 OJSC (Æ)	26,766,428	4,550
Polyus Gold Co. - ADR (Ñ)	77,562	2,971
Sberbank RF	6,576	23,279
Sistema JSFC - GDR	103,967	2,869
Sistema-Hals - GDR (Æ)(l)	172,540	2,217
Surgutneftegaz OJSC - ADR	65,726	4,437
Surgutneftegaz OJSC - ADR (Ñ)	173,099	9,365
Unified Energy System (Æ)	13,509,885	16,712
Vimpel-Communications - ADR	173,442	17,832
VTB Bank OJSC - GDR (Æ)(l)	385,137	4,352
Wimm-Bill-Dann Foods OJSC	39,111	2,484
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	98,603	7,940
		285,708
Singapore - 0.1%
Yangzijiang Shipbuilding Holdings, Ltd. (Æ)	2,348,000	2,641
South Africa - 8.0%
African Bank Investments, Ltd.	1,368,762	6,056
Anglo Platinum, Ltd.	110,631	18,549
Aveng, Ltd.	1,212,999	8,516
Bidvest Group, Ltd.	392,491	7,911
Exxaro Resources, Ltd.	295,831	2,888
FirstRand, Ltd.	4,119,696	13,244
Foschini, Ltd.	542,369	5,380
Gold Fields, Ltd.	798,968	13,524
Impala Platinum Holdings, Ltd.	776,319	23,770
Investec, Ltd.	433,032	5,653
JD Group, Ltd.	382,356	4,395
Kumba Iron Ore, Ltd.	380,382	10,311
Metropolitan Holdings, Ltd.	2,583,674	5,897
Mittal Steel South Africa, Ltd.	733,100	13,035
MTN Group, Ltd.	1,598,774	21,961
Murray & Roberts Holdings, Ltd.	1,319,013	12,503
Naspers, Ltd. Class N	475,817	12,560
Nedbank Group, Ltd.	176,646	3,672
Network Healthcare Holdings, Ltd. (Æ)	2,401,528	5,228
Remgro, Ltd.	223,629	5,726
Sanlam, Ltd.	2,997,847	9,684
Sasol, Ltd.	615,659	22,228

Emerging Markets Fund 5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Standard Bank Group, Ltd.	1,627,751	24,062
Telkom SA, Ltd.	413,713	9,965
Truworths International, Ltd.	1,115,689	6,503
		273,221
South Korea - 12.8%
Daelim Industrial Co.	99,155	14,962
Dongbu Insurance Co., Ltd.	211,370	6,629
GS Engineering & Construction Corp.	64,673	8,609
Hana Financial Group, Inc.	200,955	10,180
Hanjin Heavy Industries & Construction Co., Ltd.	96,210	5,911
Hyundai Department Store Co., Ltd.	83,817	10,344
Hyundai Development Co.	161,958	11,294
Hyundai Heavy Industries	12,248	4,185
Hyundai Mipo Dockyard	76,201	19,301
Hyundai Mobis	60,567	5,497
Hyundai Motor Co.	143,991	10,196
Hyundai Steel Co.	119,740	7,163
Industrial Bank of Korea	115,300	2,318
Kookmin Bank	401,729	36,414
Korea Investment Holdings Co., Ltd.	168,130	11,688
Korea Kumho Petrochemical	90,340	5,034
Korea Zinc Co., Ltd.	17,120	2,731
Korean Air Lines Co., Ltd.	164,588	9,757
KT&G Corp.	239,272	17,537
LG Chem, Ltd.	126,347	9,328
LG Fashion Corp.	83,770	2,600
LG Petrochemical Co., Ltd.	57,270	2,537
LS Cable, Ltd.	108,700	7,674
NHN Corp. (Æ)	82,511	15,741
POSCO	101,315	48,703
Pusan Bank	158,750	2,412
Samsung Electronics Co., Ltd.	108,975	62,838
Samsung Engineering Co., Ltd.	62,521	6,469
Samsung Fire & Marine Insurance Co., Ltd.	18,883	3,409
Samsung Techwin Co., Ltd.	145,140	8,275
Shinhan Financial Group Co., Ltd.	334,910	20,684
Shinsegae Co., Ltd.	10,101	7,240
SK Corp.	211,150	23,896
SK Telecom Co., Ltd.	55,786	12,146
Woori Finance Holdings Co., Ltd.	182,790	4,344
		438,046
Sri Lanka - 0.3%
Dialog Telekom, Ltd.	56,711,403	11,428
Taiwan - 5.6%
Acer, Inc.	887,000	1,638
Asia Cement Corp.	3,532,000	3,945
Asustek Computer, Inc.	1,903,215	4,695

	Principal Amount ($) or Shares	Market Value $
AU Optronics Corp.	5,385,642	8,313
Catcher Technology Co., Ltd.	444,257	4,236
Cathay Financial Holding Co., Ltd.	5,668,057	11,958
China Steel Corp.	6,692,314	7,799
Chinatrust Financial Holding Co., Ltd.	2,200,785	1,669
Chunghwa Telecom Co., Ltd.	3,330,280	6,250
Compal Communications, Inc.	586,900	1,680
Delta Electronics, Inc.	1,983,369	6,483
Far Eastern Textile Co., Ltd.	4,709,882	4,690
First Financial Holding Co., Ltd.	5,088,225	3,380
Formosa Chemicals & Fibre Corp.	3,244,543	6,658
Formosa Petrochemical Corp.	1,560,000	3,777
Formosa Taffeta Co., Ltd.	1,979,000	1,875
Foxconn Technology Co., Ltd.	315,000	3,442
Fuhwa Financial Holding Co., Ltd. (Æ)	7,797,220	3,422
High Tech Computer Corp.	185,800	3,464
HON HAI Precision Industry Co., Ltd.	2,948,055	20,835
Inventec Co., Ltd.	2,560,480	1,841
MediaTek, Inc.	756,190	11,970
Nan Ya Plastics Corp.	4,203,158	8,142
Polaris Securities Co., Ltd. (Æ)	3,864,776	1,655
Powerchip Semiconductor Corp.	2,190,891	1,303
Powertech Technology, Inc.	491,750	1,853
Siliconware Precision Industries Co.	3,577,536	7,472
Taishin Financial Holdings Co., Ltd. (Æ)	5,124,700	2,521
Taiwan Fertilizer Co., Ltd.	647,000	1,212
Taiwan Semiconductor Manufacturing Co., Ltd.	14,279,732	29,477
Tripod Technology Corp.	1,022,224	4,626
U-Ming Marine Transport Corp.	1,812,000	3,225
United Microelectronics Corp.	5,533,846	3,216
Wistron Corp.	2,041,290	3,448
		192,170
Thailand - 1.7%
Advanced Info Service PCL	649,200	1,705
Bangkok Bank PCL	1,762,000	5,863
Banpu PCL	1,026,300	6,761
Kasikornbank PCL	2,838,300	5,764
Krung Thai Bank PCL	12,432,500	3,925
PTT Chemical PCL	2,182,954	5,799
PTT PCL	1,383,533	10,066
Siam Cement PCL	635,700	4,406
Thai Oil PCL	1,542,518	3,006
Total Access Communication PCL (Æ)(Ñ)	3,075,500	3,789
True Corp. PCL (Æ)	30,846,700	6,769
		57,853
Turkey - 2.6%
Akbank TAS	1,430,620	10,044
Anadolu Efes Biracilik Ve Malt Sanayii AS	40,954	1,694
Arcelik	220,717	1,910

Emerging Markets Fund 6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Asya Katilim Bankasi AS (Æ)	668,860	3,858
Aygaz AS	423,657	1,688
BIM Birlesik Magazalar AS	32,845	1,969
Dogan Sirketler Grubu Holdings AS (Æ)	933,197	2,040
Enka Insaat ve Sanayi AS	387,582	4,413
Eregli Demir ve Celik Fabrikalari TAS	925,368	5,900
Ford Otomotiv Sanayi AS	118,416	1,168
Haci Omer Sabanci Holding AS	802,085	3,744
Ihlas Holding AS (Æ)	2,281,167	1,351
KOC Holding AS (Æ)	327,166	1,800
Petkim Petrokimya Holding (Æ)	378,814	2,588
Tofas Turk Otomobil Fabrikasi AS	689,665	3,298
Tupras Turkiye Petrol Rafine	216,259	5,130
Turk Hava Yollari (Æ)	438,449	2,795
Turkcell Iletisim Hizmet AS	1,030,650	6,923
Turkiye Garanti Bankasi AS	2,419,831	13,316
Turkiye Halk Bankasi AS (Æ)	514,524	3,359
Turkiye Is Bankasi Class C	1,560,468	7,284
Ulker Gida Sanayi ve Ticaret AS	300,428	1,300
		87,572
United Kingdom - 0.4%
Anglo American PLC - ADR	212,000	6,428
BHP Billiton PLC	275,260	6,704
		13,132
United States - 1.4%
BMB Munai, Inc. (Æ)	437,800	2,404
Caspian Services, Inc. (Æ)	316,800	950
NII Holdings, Inc. (Æ)(Ñ)	49,600	4,041
Southern Copper Corp. (Ñ)	438,669	38,901
		46,296
Total Common Stocks (cost $1,865,101)		2,966,614
Preferred Stocks - 3.3%
Brazil - 2.5%
Banco Itau Holding Financeira SA	695,670	30,547
Banco Pine SA (Æ)	622,764	5,900
Banco Sofisa SA (Æ)	1,105,318	8,090
Bradespar SA	546,672	20,831
Eletropaulo Metropolitana de Sao Paulo SA	155,520,000	10,443
Investimentos Itau SA	1,234,906	7,733
Petroleo Brasileiro SA	106,300	2,542
		86,086

	Principal Amount ($) or Shares	Market Value $
Russia - 0.2%
Transneft OAO	2,732	4,262
South Korea - 0.6%
Hyundai Motor Co.	72,100	2,821
LG Electronics, Inc.	25,720	1,086
Samsung Electronics Co., Ltd.	37,061	16,777
		20,684
Total Preferred Stocks (cost $59,257)		111,032
Warrants & Rights - 0.0%
Brazil - 0.0%
Investimentos Itau SA 2007 Warrants (Æ)	12,625	22
Total Warrants & Rights (cost $0)		22
Short-Term Investments - 9.0%
United States - 9.0%
Skandinaviska Enskilda Banken (§) 5.310% due 10/23/07	86,400	86,400
SSgA Prime Money Market Fund	169,526,292	169,526
Unicredito Italiano SpA (§) 5.395% due 10/29/07	38,600	38,611
Wachovia Corp. (Ê)(§) 5.435% due 07/20/07	15,000	15,002
Total Short-Term Investments (cost $309,533)		309,539
Other Securities - 6.1%
State Street Navigator Securities Prime Lending Portfolio (d)	208,383,587	208,384
Total Other Securities (cost $208,384)		208,384
Total Investments - 105.1% (identified cost $2,442,275)		3,595,591
Other Assets and Liabilities, Net - (5.1%)		(174,607)
Net Assets - 100.0%		3,420,984

See accompanying notes which are an integral part of the schedules of investments.
Emerging Markets Fund 7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 06/07 (2,665)	86,852	119
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		119

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	18,430	HKD	143,826	06/01/07	(11)
USD	52,665	MYR	177,797	08/21/07	(141)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(152)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	5.6	191,231
Consumer Staples	2.5	84,940
Energy	12.2	419,181
Financials	23.7	809,920
Health Care	1.1	36,991
Industrials	7.1	241,892
Information Technology	6.6	227,283
Materials	17.0	580,085
Telecommunication Services	11.4	390,670
Utilities	2.8	95,453
Warrants & Rights	—	22
Short-Term Investments	9.0	309,539
Other Securities	6.1	208,384
Total Investments	105.1	3,595,591
Other Assets and Liabilities, Net	(5.1)	(174,607)
Net Assets	100.0	3,420,984
Geographic Diversification	% of Net Assets	Market Value $
Africa	8.0	273,221
Asia	40.9	1,400,466
Europe	15.4	526,920
Latin America	22.0	753,727
Middle East	1.9	63,906
United Kingdom	0.4	13,132
Other Regions	10.4	355,835
Other Securities	6.1	208,384
Total Investments	105.1	3,595,591
Other Assets and Liabilities, Net	(5.1)	(174,607)
Net Assets	100.0	3,420,984

See accompanying notes which are an integral part of the schedules of investments.
Emerging Markets Fund 8

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	3,539	3 Month USD LIBOR- BBA minus 2.50%	07/05/07	504
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	4,098	3 Month USD LIBOR- BBA minus 2.75%	07/06/07	549
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	2,917	3 Month USD LIBOR- BBA minus 2.25%	08/16/07	33
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	4,805	3 Month USD LIBOR- BBA minus 2.25%	08/31/07	1,286
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	7,500	3 Month USD LIBOR- BBA minus 3.25%	04/10/08	505
MSCI Egypt Gross Dividends Reinvested	Merrill Lynch	5,000	3 Month USD LIBOR- BBA minus 3.50%	10/16/07	272
MSCI India Gross Dividends Reinvested	Morgan Stanley	10,413	3 Month USD LIBOR- BBA minus 2.25%	12/13/07	2,340
MSCI India Gross Dividends Reinvested	Morgan Stanley	19,762	3 Month USD LIBOR- BBA minus 3.25%	10/25/07	2,567
MSCI India Total Return Index	Merrill Lynch	5,234	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	884
MSCI India Total Return Index	Merrill Lynch	10,000	3 Month USD LIBOR- BBA minus 3.00%	04/30/08	674
MSCI Malaysia Total Return Index	Merrill Lynch	3,600	3 Month USD LIBOR- BBA minus 2.00%	04/30/08	120
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,970	3 Month USD LIBOR- BBA minus 2.25%	06/04/07	779
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	7,307	3 Month USD LIBOR- BBA minus 2.75%	09/21/07	1,046
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	5,992	3 Month USD LIBOR- BBA minus 2.50%	10/02/07	642
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	3,199	3 Month USD LIBOR- BBA minus 2.50%	10/16/07	267
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	7,140	3 Month USD LIBOR- BBA minus 2.00%	03/07/08	1,683
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	8,998	3 Month USD LIBOR- BBA minus 2.25%	04/30/08	994
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	7,058	3 Month USD LIBOR- BBA minus 2.00%	05/16/08	272
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,000	3 Month USD LIBOR- BBA minus 3.00%	06/01/07	712
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,672	3 Month USD LIBOR- BBA minus 2.75%	07/03/07	353
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,133	3 Month USD LIBOR- BBA minus 2.75%	07/25/07	496
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,018	3 Month USD LIBOR- BBA minus 2.75%	07/26/07	469

See accompanying notes which are an integral part of the schedules of investments.
Emerging Markets Fund 9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,157	3 Month USD LIBOR- BBA minus 2.75%	07/27/07	294
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	6,320	3 Month USD LIBOR- BBA minus 2.50%	10/15/07	531
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,374	1 Month USD LIBOR- BBA minus 2.00%	02/18/08	210
MSCI Mexico Total Return Index	Merrill Lynch	9,102	3 Month USD LIBOR- BBA minus 1.50%	11/12/07	492
MSCI Poland Total Return Index	Merrill Lynch	2,116	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	(10)
MSCI Taiwan Total Return Index	Citigroup	17,419	3 Month USD LIBOR- BBA minus 1.00%	05/30/07	766
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	9,299	3 Month USD LIBOR- BBA minus 2.50%	10/15/07	393
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	3,006	3 Month USD LIBOR- BBA minus 2.25%	01/22/08	(64)
MSCI Turkey Total Return Index	Merrill Lynch	4,201	3 Month USD LIBOR- BBA minus 2.75%	04/30/08	190
		Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts			20,249

See accompanying notes which are an integral part of the schedules of investments.
Emerging Markets Fund 10

SSgA
International Stock Selection Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.3%
Australia - 5.6%
Ansell, Ltd. (Ñ)	792,998	8,057
Centro Properties Group (Ñ)	1,313,165	10,330
Commonwealth Bank of Australia (Ñ)	682,615	31,314
Commonwealth Property Office Fund (Ñ)	16,960,612	23,454
CSL, Ltd.	445,417	32,892
GPT Group	1,361,389	5,794
Rio Tinto, Ltd. (Ñ)	519,808	41,089
Stockland	2,247,337	16,451
		169,381
Belgium - 1.3%
Fortis	912,996	37,936
Bermuda - 0.4%
Orient Overseas International, Ltd. (Ñ)	1,313,500	13,155
Cayman Islands - 0.4%
Kingboard Chemical Holdings, Ltd.	2,768,000	12,460
France - 10.9%
Accor SA (Ñ)	168,017	15,624
AXA SA (Ñ)	733,695	32,075
BNP Paribas (Ñ)	426,429	51,743
Bouygues SA (Ñ)	474,293	41,865
Business Objects SA (Æ)(Ñ)	287,848	11,890
Capital Gemini SA (Ñ)	295,421	22,515
PPR SA (Ñ)	145,697	26,595
Societe Generale (Ñ)	309,631	60,323
Total SA (Ñ)	856,020	64,502
		327,132
Germany - 12.2%
BASF AG (Ñ)	460,802	57,068
DaimlerChrysler AG (Ñ)	154,438	14,162
Deutsche Bank AG (Ñ)	409,795	62,341
E.ON AG (Ñ)	306,669	50,416
MAN AG	415,986	60,361
Salzgitter AG (Ñ)	143,836	27,569
ThyssenKrupp AG (Ñ)	870,546	50,861
Volkswagen AG (Ñ)	292,406	44,377
		367,155
Italy - 3.0%
Enel SpA (Ñ)	2,468,501	28,083
ENI SpA (Ñ)	1,737,950	61,456
		89,539

	Principal Amount ($) or Shares	Market Value $
Japan - 21.6%
Amada Co., Ltd.	2,609,000	32,907
Asahi Breweries, Ltd.	1,174,300	18,739
Bank of Yokohama, Ltd. (The)	1,640,000	12,250
Brother Industries, Ltd.	1,099,000	14,665
Canon, Inc.	279,600	16,450
Central Japan Railway Co.	1,970	20,234
Chubu Electric Power Co., Inc. (Ñ)	1,066,200	30,313
Dentsu, Inc. (Ñ)	7,073	19,470
Fujitsu, Ltd.	4,885,000	33,356
Hitachi High-Technologies Corp.	448,100	11,635
Honda Motor Co., Ltd.	970,100	34,117
Itochu Corp.	2,317,000	25,302
JFE Holdings, Inc. (Ñ)	684,300	41,609
Makita Corp.	520,700	21,650
Mitsubishi Corp.	1,781,500	43,403
Mitsubishi Electric Corp.	1,257,000	11,496
Mitsubishi UFJ Financial Group, Inc.	3,399	39,101
Mitsui Mining & Smelting Co., Ltd.	3,599,000	16,768
Mitsui OSK Lines, Ltd. (Ñ)	2,490,000	34,128
Nomura Holdings, Inc.	868,100	17,761
NTT Data Corp. (Ñ)	3,774	18,017
Sekisui House, Ltd.	1,137,000	16,742
Suzuken Co., Ltd.	326,300	10,296
Takeda Pharmaceutical Co., Ltd.	366,100	24,577
Tokyo Electron, Ltd.	465,300	33,454
Toyo Suisan Kaisha, Ltd.	564,000	10,705
Toyota Motor Corp.	541,100	32,457
UNY Co., Ltd.	866,000	9,663
		651,265
Netherlands - 6.6%
Aegon NV (Ñ)	914,748	18,758
Arcelor Mittal (Ñ)	525,874	31,580
ING Groep NV (Ñ)	820,132	36,538
Royal KPN NV (Ñ)	3,852,818	65,372
Unilever NV (Ñ)	1,534,807	45,784
		198,032
Spain - 5.3%
Altadis SA (Ñ)	392,738	26,528
Banco Bilbao Vizcaya Argentaria SA (Ñ)	1,873,246	47,336
Banco Santander Central Hispano SA (Ñ)	3,255,025	62,543
Endesa SA	429,953	23,147
		159,554
Sweden - 4.3%
Electrolux AB (Ñ)	911,400	22,919
Nordea Bank AB	2,706,315	44,588
Volvo AB Class B (Æ)	233,700	4,897
Volvo AB Class B (Æ)(Ñ)	2,774,600	58,143
		130,547

International Stock Selection Fund 11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Switzerland - 6.4%
Actelion, Ltd. (Æ)(Ñ)	146,706	32,071
Baloise Holding AG	266,448	27,824
Compagnie Financiere Richemont SA Class A (Ñ)	195,715	12,040
Credit Suisse Group	382,431	29,085
Georg Fischer AG (Æ)	12,258	9,408
Roche Holding AG	160,289	29,419
Swiss Reinsurance (Ñ)	216,778	20,637
Zurich Financial Services AG (Ñ)	103,830	31,769
		192,253
United Kingdom - 17.3%
Alliance Boots PLC (Æ)	2,195,543	49,060
AstraZeneca PLC	630,604	33,539
BP PLC	3,969,516	44,370
British Airways PLC (Æ)	2,921,452	27,189
BT Group PLC	7,115,867	46,427
Daily Mail & General Trust Class A	2,081,610	34,726
GlaxoSmithKline PLC	1,283,007	33,280
HBOS PLC	2,817,100	60,635
Imperial Tobacco Group PLC	1,082,614	46,818
Marks & Spencer Group PLC	2,098,295	29,042
Michael Page International PLC	1,966,254	22,212
Reckitt Benckiser PLC	137,002	7,449
Royal Bank of Scotland Group PLC	2,740,938	34,056
Royal Dutch Shell PLC Class A (Ñ)	739,063	27,515
Vodafone Group PLC	7,290,825	22,810
		519,128
Total Common Stocks (cost $2,470,131)		2,867,537
Short-Term Investments - 3.3%
United States - 3.3%
SSgA Prime Money Market Fund	98,100,508	98,101
Total Short-Term Investments (cost $98,101)		98,101

	Principal Amount ($) or Shares	Market Value $
Other Securities - 20.2%
State Street Navigator Securities Prime Lending Portfolio (d)	606,751,911	606,752
Total Other Securities (cost $606,752)		606,752
Total Investments - 118.8% (identified cost $3,174,984)		3,572,390
Other Assets and Liabilities, Net - (18.8%)		(565,303)
Net Assets - 100.0%		3,007,087

See accompanying notes which are an integral part of the schedules of investments.
International Stock Selection Fund 12

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 06/07 (1,991)	70,216	272
TOPIX Index (Japan) expiration date 06/07 (214)	30,884	655
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		927

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	29,358	EUR	21,811	06/29/07	21
USD	17,438	GBP	8,787	06/29/07	(41)
USD	22,995	JPY	2,787,692	06/29/07	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(20)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	10.9	326,238
Consumer Staples	7.6	226,732
Energy	6.6	197,844
Financials	27.0	814,643
Health Care	6.5	196,074
Industrials	13.7	416,695
Information Technology	4.5	135,682
Materials	9.7	287,061
Telecommunication Services	4.5	134,609
Utilities	4.3	131,959
Short-Term Investments	3.3	98,101
Other Securities	20.2	606,752
Total Investments	118.8	3,572,390
Other Assets and Liabilities, Net	(18.8)	(565,303)
Net Assets	100.0	3,007,087
Geographic Diversification	% of Net Assets	Market Value $
Asia	5.6	169,435
Europe	50.0	1,502,149
Japan	21.6	651, 265
Latin America	0.8	25,615
United Kingdom	17.3	519,128
Other Regions	3.3	98,046
Other Securities	20.2	606,752
Total Investments	118.8	3,572,390
Other Assets and Liabilities, Net	(18.8)	(565,303)
Net Assets	100.0	3,007,087

See accompanying notes which are an integral part of the schedules of investments.
International Stock Selection Fund 13

SSgA
International Growth Opportunities Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Finland - 4.4%
Fortum OYJ	23,040	758
Kone OYJ Class B	5,822	348
		1,106
France - 17.3%
Air Liquide SA	2,799	664
L'Oreal SA (Ñ)	3,940	468
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	4,523	534
Pernod-Ricard SA (Ñ)	2,206	485
Sanofi-Aventis	7,925	764
Total SA (Ñ)	18,152	1,368
		4,283
Germany - 8.4%
Allianz SE	2,605	578
Commerzbank AG	9,410	463
Continental AG	3,370	477
Fresenius Medical Care AG & Co. KGaA (Ñ)	2,189	321
Merck KGaA (Ñ)	1,816	239
		2,078
Ireland - 2.1%
Anglo Irish Bank Corp. PLC	22,478	528
Italy - 5.9%
Luxottica Group SpA (Ñ)	15,889	558
Mediolanum SpA (Ñ)	40,927	354
UniCredito Italiano SpA (Ñ)	58,676	551
		1,463
Japan - 23.4%
Dentsu, Inc. (Ñ)	139	383
Eisai Co., Ltd.	9,200	428
Hokuriku Electric Power Co.	12,300	260
Hoya Corp. (Ñ)	7,300	236
Kawasaki Heavy Industries, Ltd. (Ñ)	98,000	384
Komatsu, Ltd.	16,100	427
Matsui Securities Co., Ltd. (Ñ)	27,500	216
Millea Holdings, Inc.	9,900	394
Mizuho Financial Group, Inc.	78	552
Nintendo Co., Ltd.	600	210
Nippon Building Fund, Inc. Class A (ö)(Ñ)	18	291
Nippon Electric Glass Co., Ltd. (Ñ)	18,000	287
Sapporo Hokuyo Holdings, Inc.	24	251
Shiseido Co., Ltd. (Ñ)	17,000	365
Sojitz Corp.	60,100	261

	Principal Amount ($) or Shares	Market Value $
Tokyo Seimitsu Co., Ltd. (Ñ)	6,800	248
TOTO, Ltd. (Ñ)	38,000	342
Yahoo! Japan Corp. (Ñ)	763	261
		5,796
Netherland Antilles - 1.6%
Schlumberger, Ltd.	5,130	400
Netherlands - 1.2%
USG People NV (Ñ)	6,438	300
Norway - 6.1%
DNB Nor Bank ASA	28,100	379
Statoil ASA (Ñ)	26,250	717
Telenor ASA (Æ)(Ñ)	21,000	409
		1,505
Singapore - 2.0%
DBS Group Holdings, Ltd.	32,000	508
South Korea - 1.4%
Samsung Electronics Co., Ltd. - GDR	1,508	339
Sweden - 1.2%
Telefonaktiebolaget LM Ericsson Class B	76,000	288
Switzerland - 10.0%
ABB, Ltd.	27,348	585
Credit Suisse Group	5,767	439
Nestle SA	1,189	463
Roche Holding AG	2,614	480
Syngenta AG (Æ)	2,684	505
		2,472
Taiwan - 0.8%
Fubon Financial Holding Co., Ltd. - GDR (l)	23,000	201
Turkey - 1.2%
Turkiye Halk Bankasi AS (Æ)	46,575	304
United Kingdom - 11.4%
BAE Systems PLC	42,780	379
HSBC Holdings PLC	50,320	931
Kesa Electricals PLC	54,045	376
Rio Tinto PLC	7,164	520
Rolls-Royce Group PLC (Æ)	61,408	605
Rolls-Royce Group PLC Class B (Æ)	5,864,529	12
		2,823
Total Common Stocks (cost $18,242)		24,394

International Growth Opportunities Fund 14

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.5%
United States - 2.5%
SSgA Prime Money Market Fund	621,640	622
Total Short-Term Investments (cost $622)		622
Other Securities - 21.6%
State Street Navigator Securities Prime Lending Portfolio (d)	5,368,088	5,368
Total Other Securities (cost $5,368)		5,368
Total Investments - 122.5% (identified cost $24,232)		30,384
Other Assets and Liabilities, Net - (22.5%)		(5,575)
Net Assets - 100.0%		24,809

See accompanying notes which are an integral part of the schedules of investments.
International Growth Opportunities Fund 15

SSgA

International Equity Funds

Notes to Schedules of Investments — May 31, 2007 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments 16

SSgA

International Equity Funds

Notes to Quarterly Report — May 31, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2007. This Quarterly Report reports on three Funds, the SSgA Emerging Markets Fund, the SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Funds Class R prospectus became effective for the SSgA International Stock Selection Fund. Each Class R shares of International Stock Selection Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

On November 28, 2005, the Funds Select Class prospectus became effective for the SSgA Emerging Markets Fund. The Select Class shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (Select Intermediaries). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

The Investment Company values its investments in accordance with its Securities Valuation Procedures (the "Procedures").

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Investment Company will use the security's fair value, as determined in accordance with the Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their Net Asset Value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which

Notes to Quarterly Report
17

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of securities that occur between the closing of the principal markets on which they trade and the time the net asset value of the Funds' shares is determined may be reflected in a Fund's calculation of net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

As of May 31, 2007, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes areas follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$2,456,219,710	$3,175,627,735	$24,746,907
Gross Tax Unrealized Appreciation	1,151,570,956	415,442,836	5,857,898
Gross Tax Unrealized Depreciation	(12,199,406)	(18,680,478)	(221,257)
Net Tax Unrealized Appreciation (Depreciation)	$1,139,371,550	$396,762,358	$5,636,641

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Notes to Quarterly Report
18

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk. The risks are discussed in more detail in the Funds Statement of Additional Information.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at May 31, 2007 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2007, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$15,200,330
International Stock Selection	9,004,207

Notes to Quarterly Report
19

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States. These risks are discussed in more detail in the Funds Statement of Additional Information.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2007, the non-cash collateral received for the securities on loan in the following funds was:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$35,986,707	Pool of US Government and corporate securities
International Stock Selection	69,340,093	Pool of US Government and corporate securities

Notes to Quarterly Report
20

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2007, $268,248,441 of the SSgA Prime Money Market Fund's net assets represents investments by these Funds, and $1,370,592 represents the investments of other Investment Company Funds not presented herein.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of May 31, 2007, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of May 31, 2007:

Fund - % of Net Assets Securities	Acquisition Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 1.1%
Chelyabinsk Zink Plant - GDR	11/07/06	125,204	16.75	2,097	1,797
China Citic Bank	04/20/07	1,594,000	0.76	1,207	1,211
China Construction Bank Corp. Class H	11/09/05	30,223,000	0.45	13,470	18,114
China Molybdenum Co., Ltd Class H	04/19/07	427,000	0.88	375	665
Kazkommertsbank - GDR	11/03/06	197,362	18.50	3,651	4,036
NovaTek OAO - GDR	07/21/05	24,928	16.75	418	1,209
Orascom Telecom Holding SAE - GDR	03/17/05	34,800	34.72	1,208	2,328
Sistema Hals - GDR	11/03/06	172,540	10.70	1,846	2,217
VTB Bank OJSC - GDR	05/11/07	385,137	10.56	4,067	4,352
					35,929
International Growth Opportunities Fund - 0.8%
Fubon Financial Holding Co., Ltd. - GDR	04/27/06	23,000	9.93	228	201

Notes to Quarterly Report
21

SSgA
International Equity Funds

Shareholder Requests for Additional Information — May 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv)at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
22

IEQR-05/07

S&P 500 INDEX FUND

Quarterly Report

May 31, 2007

SSgA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2007 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	4

State Street Equity 500 Index Portfolio	5

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of May 31, 2007. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Fund has the same investment objective as the Portfolio in which it invests. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 78.80% at May 31, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The Portfolio of Investments of the Master Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Quarterly Report.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Investment Income

The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report
3

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2007 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
4

State Street Equity 500 Index Portfolio

Portfolio of Investments

May 31, 2007 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS - 98.4%
Consumer Discretionary - 10.4%
Abercrombie & Fitch Co.	18,400	$1,521
Amazon.Com, Inc. (a)	63,708	4,405
Apollo Group, Inc. Class A (a)	29,767	1,428
AutoNation, Inc. (a)	31,737	702
AutoZone, Inc. (a)	10,322	1,328
Bed Bath & Beyond, Inc. (a)	59,801	2,431
Best Buy Co., Inc.	84,050	4,059
Big Lots, Inc. (a)	23,310	734
Black & Decker Corp.	13,882	1,311
Brunswick Corp.	19,491	671
Carnival Corp.	91,913	4,636
CBS Corp. Class B	153,395	5,102
Centex Corp.	25,255	1,221
Circuit City Stores, Inc.	30,132	484
Clear Channel Communications, Inc.	101,493	3,897
Coach, Inc. (a)	75,642	3,885
Comcast Corp. Class A (a)	643,376	17,635
D.R. Horton, Inc.	56,080	1,311
Darden Restaurants, Inc.	29,806	1,358
Dillard's, Inc. Class A	12,893	468
DIRECTV Group, Inc. (a)	158,300	3,698
Dollar General Corp.	66,322	1,435
Dow Jones & Co., Inc.	13,869	739
Eastman Kodak Co.	61,027	1,548
eBay, Inc. (a)	234,097	7,622
EW Scripps Co. Class A	17,655	805
Family Dollar Stores, Inc.	32,168	1,082
Federated Department Stores, Inc.	93,940	3,751
Ford Motor Co.	389,999	3,253
Fortune Brands, Inc.	32,065	2,590
Gannett Co., Inc.	47,794	2,811
Gap, Inc.	110,686	2,050
General Motors Corp.	118,247	3,546
Genuine Parts Co.	35,806	1,838
Goodyear Tire & Rubber Co. (a)	37,659	1,336
H&R Block, Inc.	67,133	1,590
Harley-Davidson, Inc.	54,112	3,306
Harman International Industries, Inc.	13,843	1,642
Harrah's Entertainment, Inc.	38,056	3,252
Hasbro, Inc.	33,795	1,087
Hilton Hotels Corp.	81,698	2,904
Home Depot, Inc.	422,022	16,404
Host Hotels & Resorts, Inc.	109,000	2,782
International Game Technology	70,877	2,849
Interpublic Group of Cos., Inc. (a)	98,468	1,157
JC Penney & Co., Inc.	46,636	3,753
Johnson Controls, Inc.	40,625	4,457
Jones Apparel Group, Inc.	21,954	654
KB HOME	15,514	712
Kohl's Corp. (a)	67,727	5,101
Leggett & Platt, Inc.	36,073	883
Lennar Corp. Class A	29,291	1,337
Limited Brands	71,894	1,887
Liz Claiborne, Inc.	21,810	757

	Shares	Market Value (000)
Lowe's Cos., Inc.	317,057	$10,406
Marriot International, Inc. Class A	69,306	3,192
Mattel, Inc.	82,595	2,313
McDonald's Corp.	248,613	12,567
McGraw-Hill, Inc.	74,059	5,207
Meredith Corp.	8,273	515
New York Times Co. Class A	30,540	767
Newell Rubbermaid, Inc.	58,304	1,852
News Corp. Class A	484,345	10,699
NIKE, Inc. Class B	78,078	4,431
Nordstrom, Inc.	48,227	2,504
Office Depot, Inc. (a)	58,258	2,121
OfficeMax, Inc.	15,868	712
Omnicom Group, Inc.	34,130	3,594
Polo Ralph Lauren Corp.	12,600	1,229
Pulte Homes, Inc.	44,912	1,226
Radioshack Corp.	28,842	985
Sears Holdings Corp. (a)	17,407	3,134
Sherwin-Williams Co.	23,545	1,593
Snap-On, Inc.	12,387	670
Stanley Works	17,286	1,093
Staples, Inc.	148,706	3,727
Starbucks Corp. (a)	155,252	4,473
Starwood Hotels & Resorts Worldwide, Inc.	45,156	3,254
Target Corp.	177,325	11,070
Tiffany & Co.	28,759	1,512
Time Warner, Inc.	789,251	16,866
TJX Cos., Inc.	94,910	2,655
Tribune Co.	37,281	1,200
V.F. Corp.	19,047	1,786
Viacom, Inc. Class B (a)	144,067	6,471
Walt Disney Co.	423,555	15,011
Wendy's International, Inc.	17,845	716
Whirlpool Corp.	16,214	1,810
Wyndham Worldwide Corp. (a)	39,656	1,475
Yum! Brands, Inc.	53,901	3,650
		299,691
Consumer Staples - 9.1%
Altria Group, Inc.	434,674	30,905
Anheuser-Busch Cos., Inc.	157,176	8,384
Archer-Daniels-Midland Co.	135,000	4,730
Avon Products, Inc.	91,444	3,510
Brown-Forman Corp. Class B	16,734	1,142
Campbell Soup Co.	45,935	1,824
Clorox Co.	31,810	2,136
Coca-Cola Co.	416,983	22,096
Coca-Cola Enterprises, Inc.	58,882	1,375
Colgate-Palmolive Co.	106,877	7,156
ConAgra Foods, Inc.	106,284	2,710
Constellation Brands, Inc. Class A (a)	39,039	949
Costco Wholesale Corp.	92,860	5,244
CVS Corp.	318,207	12,264
Dean Foods Co. (a)	26,488	868
Estee Lauder Cos, Inc. Class A	24,385	1,153
General Mills, Inc.	70,698	4,330

5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2007 (Unaudited)

	Shares	Market Value (000)
H.J. Heinz Co.	67,540	$3,214
Hershey Foods Corp.	36,524	1,925
Kellogg Co.	52,294	2,823
Kimberly-Clark Corp.	94,967	6,739
Kraft Foods, Inc.	338,664	11,460
Kroger Co.	145,000	4,396
McCormick & Co., Inc.	26,587	991
Molson Coors Brewing Co., Class B	9,674	886
Pepsi Bottling Group, Inc.	27,742	971
PepsiCo, Inc.	339,100	23,171
Procter & Gamble Co.	653,957	41,559
Reynolds American, Inc.	35,693	2,321
Safeway, Inc.	92,587	3,192
Sara Lee Corp.	152,220	2,725
SuperValu, Inc.	42,943	2,046
Sysco Corp.	126,390	4,186
Tyson Foods, Inc., Class A	53,567	1,194
UST Corp.	33,753	1,802
Wal-Mart Stores, Inc.	509,155	24,236
Walgreen Co.	208,577	9,413
Whole Foods Market, Inc.	29,293	1,204
Wrigley Wm., Jr. Co.	45,715	2,679
		263,909
Energy - 9.9%
Anadarko Petroleum Corp.	95,812	4,757
Apache Corp.	68,548	5,535
Baker Hughes, Inc.	65,798	5,427
BJ Services Co.	61,608	1,807
Chesapeake Energy Corp.	85,050	2,965
ChevronTexaco Corp.	447,142	36,438
ConocoPhillips	340,486	26,364
Devon Energy Corp.	92,514	7,103
El Paso Corp.	145,454	2,479
ENSCO International, Inc.	31,500	1,908
EOG Resources, Inc.	50,628	3,893
ExxonMobil Corp.	1,180,872	98,213
Halliburton Co.	188,139	6,764
Hess Corp.	56,466	3,344
Marathon Oil Corp.	71,294	8,827
Murphy Oil Corp.	39,423	2,326
Nabors Industries, Ltd. (a)	58,439	2,042
National Oilwell Varco, Inc. (a)	36,416	3,439
Noble Corp.	28,313	2,616
Occidental Petroleum Corp.	174,415	9,588
Rowan Cos., Inc.	23,512	928
Schlumberger, Ltd.	243,897	18,992
Smith International, Inc.	41,932	2,328
Sunoco, Inc.	25,542	2,036
Transocean, Inc. (a)	61,104	6,003
Valero Energy Corp.	113,205	8,447
Weatherford International Ltd. (a)	70,929	3,854
Williams Cos., Inc.	124,032	3,939
XTO Energy, Inc.	75,341	4,370
		286,732

	Shares	Market Value (000)
Financials - 21.0%
ACE, Ltd.	66,870	$4,117
AFLAC, Inc.	101,844	5,383
Allstate Corp.	128,823	7,923
Ambac Financial Group, Inc.	21,217	1,901
American Express Co.	246,577	16,023
American International Group, Inc.	539,110	38,999
Ameriprise Financial, Inc.	49,255	3,096
AON Corp.	62,631	2,688
Apartment Investment & Management Co. Class A	20,465	1,123
Archstone-Smith Trust	46,342	2,859
Assurant, Inc.	17,300	1,028
AvalonBay Communities, Inc.	16,700	2,178
Bank of America Corp.	927,021	47,009
Bank of New York Co., Inc.	156,684	6,355
BB&T Corp.	113,473	4,778
Bear Stearns Cos., Inc.	24,479	3,671
Boston Properties, Inc.	24,976	2,889
Capital One Financial Corp.	84,484	6,740
CB Richard Ellis Group, Inc. Class A (a)	39,300	1,463
Charles Schwab Corp.	214,077	4,810
Chicago Mercantile Exchange Holdings, Inc.	7,259	3,855
Chubb Corp.	83,749	4,595
Cincinnati Financial Corp.	36,019	1,636
CIT Group, Inc.	40,131	2,405
Citigroup, Inc.	1,016,342	55,380
Comerica, Inc.	32,739	2,057
Commerce Bancorp, Inc.	39,823	1,375
Compass Bancshares, Inc.	27,185	1,903
Countrywide Financial Corp.	122,090	4,754
Developers Diversified Realty Corp.	26,500	1,634
E*Trade Financial Corp. (a)	89,782	2,150
Equity Residential	61,800	3,131
Fannie Mae	199,969	12,782
Federal Home Loan Mortgage Corp.	144,303	9,638
Federated Investors, Inc. Class B	19,160	746
Fidelity National Information Services, Inc.	34,398	1,855
Fifth Third Bancorp	115,569	4,895
First Horizon National Corp.	26,398	1,064
Franklin Resources, Inc.	34,754	4,718
Genworth Financial, Inc. Class A	92,501	3,339
Goldman Sachs Group, Inc.	85,156	19,656
Hartford Financial Services Group, Inc.	66,689	6,880
Hudson City Bancorp, Inc.	104,000	1,372
Huntington Bancshares, Inc.	48,111	1,081
J.P. Morgan Chase & Co.	719,742	37,304
Janus Capital Group, Inc.	40,056	1,109
KeyCorp	83,175	2,962
Kimco Realty Corp.	47,043	2,178
Legg Mason, Inc.	27,386	2,767
Lehman Brothers Holdings, Inc.	109,392	8,027
Lincoln National Corp.	56,682	4,109
Loews Corp.	92,544	4,723
M & T Bank Corp.	15,952	1,762
Marsh & McLennan Cos., Inc.	115,100	3,779
Marshall & Ilsley Corp.	53,960	2,590

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2007 (Unaudited)

	Shares	Market Value (000)
MBIA, Inc.	28,347	$1,886
Mellon Financial Corp.	84,995	3,683
Merrill Lynch & Co., Inc.	182,913	16,962
MetLife, Inc.	156,809	10,663
MGIC Investment Corp.	17,618	1,145
Moody's Corp.	49,087	3,419
Morgan Stanley	220,252	18,730
National City Corp.	122,467	4,236
Northern Trust Corp.	39,664	2,581
Plum Creek Timber Co., Inc.	37,598	1,572
PNC Financial Services Group, Inc.	71,711	5,292
Principal Financial Group, Inc.	54,628	3,321
Progressive Corp.	151,999	3,504
ProLogis	52,216	3,376
Prudential Financial, Inc.	96,721	9,867
Public Storage, Inc.	25,580	2,289
Regions Financial Corp.	152,717	5,447
SAFECO Corp.	22,341	1,402
Simon Property Group, Inc.	45,409	4,903
SLM Corp.	84,213	4,734
Sovereign Bancorp, Inc.	75,843	1,763
State Street Corp. (b)	69,644	4,755
SunTrust Banks, Inc.	73,713	6,582
Synovus Financial Corp.	68,819	2,275
T. Rowe Price Group, Inc.	55,753	2,863
Torchmark Corp.	20,842	1,461
Travelers Cos, Inc.	140,682	7,621
U.S. Bancorp	365,889	12,652
UnumProvident Corp.	71,962	1,910
Vornado Realty Trust	27,380	3,313
Wachovia Corp.	394,444	21,375
Washington Mutual, Inc.	184,866	8,082
Wells Fargo Co.	699,610	25,249
Western Union Co.	157,710	3,541
XL Capital, Ltd. Class A	36,851	3,006
Zions Bancorp	23,090	1,858
		606,562
Health Care - 11.7%
Abbott Laboratories	319,185	17,986
Aetna, Inc.	106,991	5,663
Allergan, Inc.	32,190	4,009
AmerisourceBergen Corp.	39,665	2,032
Amgen, Inc. (a)	242,849	13,680
Applera Corp. - Applied Biosystems Group	38,887	1,104
Barr Pharmaceuticals, Inc. (a)	22,571	1,203
Bausch & Lomb, Inc.	11,461	778
Baxter International, Inc.	135,357	7,694
Becton, Dickinson & Co.	50,991	3,888
Biogen Idec, Inc. (a)	69,901	3,650
Biomet, Inc.	51,003	2,225
Boston Scientific Corp. (a)	245,691	3,850
Bristol-Myers Squibb Co.	417,228	12,646
C.R. Bard, Inc.	21,563	1,820
Cardinal Health, Inc.	83,234	6,031
Celgene Corp. (a)	78,100	4,783

	Shares	Market Value (000)
CIGNA Corp.	20,463	$3,430
Coventry Health Care, Inc. (a)	33,505	1,999
Eli Lilly & Co.	203,848	11,950
Express Scripts, Inc. (a)	28,491	2,909
Forest Laboratories, Inc. (a)	64,917	3,292
Genzyme Corp. (a)	54,578	3,521
Gilead Sciences, Inc. (a)	96,802	8,012
Hospira, Inc. (a)	33,139	1,320
Humana, Inc. (a)	35,034	2,174
IMS Health, Inc.	40,514	1,325
Johnson & Johnson	599,681	37,942
King Pharmaceuticals, Inc. (a)	51,693	1,098
Laboratory Corp. of America Holdings (a)	25,682	2,022
Manor Care, Inc.	14,900	1,013
McKesson Corp.	61,829	3,903
Medco Health Solutions, Inc. (a)	59,067	4,593
MedImmune, Inc. (a)	49,923	2,890
Medtronic, Inc.	237,962	12,652
Merck & Co., Inc.	448,542	23,526
Millipore Corp. (a)	11,363	850
Mylan Laboratories Inc.	51,501	1,018
Patterson Cos., Inc. (a)	29,491	1,107
Pfizer, Inc.	1,468,688	40,374
Quest Diagnostics, Inc.	33,407	1,638
Schering-Plough Corp.	307,004	10,051
St. Jude Medical, Inc. (a)	72,328	3,088
Stryker Corp.	62,105	4,180
Tenet Healthcare Corp. (a)	100,121	696
Thermo Electron Corp. (a)	87,281	4,766
UnitedHealth Group, Inc.	280,059	15,339
Varian Medical Systems, Inc. (a)	26,700	1,076
Watson Pharmaceuticals, Inc. (a)	22,071	681
Wellpoint, Inc. (a)	126,388	10,289
Wyeth	278,421	16,104
Zimmer Holdings, Inc. (a)	49,481	4,357
		338,227
Industrials - 11.0%
3M Co.	151,682	13,342
Allied Waste Industries, Inc. (a)	53,935	726
American Standard Cos., Inc.	36,736	2,196
Avery Dennison Corp.	19,233	1,255
Boeing Co.	163,171	16,413
Burlington Northern Santa Fe Corp.	74,690	6,956
Caterpillar, Inc.	134,503	10,569
CH Robinson Worldwide, Inc.	36,400	1,972
Cintas Corp.	28,972	1,111
Cooper Industries, Ltd.	38,364	2,056
CSX Corp.	91,041	4,137
Cummins, Inc.	21,816	2,056
Danaher Corp.	49,082	3,608
Deere & Co.	47,194	5,685
Domtar Corp. (a)	11	—
Dover Corp.	43,047	2,154
Eaton Corp.	30,377	2,848
Emerson Electric Co.	166,208	8,053

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2007 (Unaudited)

	Shares	Market Value (000)
Equifax, Inc.	26,552	$1,116
FedEx Corp.	63,949	7,138
Fluor Corp.	18,464	1,922
General Dynamics Corp.	83,478	6,698
General Electric Co.	2,132,551	80,141
Goodrich Co.	26,537	1,579
Honeywell International, Inc.	166,684	9,653
Illinois Tool Works, Inc.	84,706	4,466
Ingersoll-Rand Co. Class A	63,413	3,255
ITT Industries, Inc.	37,326	2,512
L-3 Communications Holdings, Inc.	25,981	2,475
Lockheed Martin Corp.	73,907	7,250
Masco Corp.	82,137	2,481
Monster Worldwide, Inc. (a)	27,276	1,288
Norfolk Southern Corp.	82,734	4,789
Northrop Grumman Corp.	72,506	5,482
PACCAR, Inc.	52,020	4,538
Pall Corp.	26,056	1,166
Parker-Hannifin Corp.	23,703	2,403
Pitney Bowes, Inc.	45,785	2,186
Precision Castparts Corp.	28,400	3,395
R.R. Donnelley & Sons Co.	45,103	1,931
Raytheon Co.	93,111	5,177
Robert Half International, Inc.	35,627	1,252
Rockwell Automation, Inc.	34,836	2,371
Rockwell Collins, Inc.	35,332	2,497
Ryder Systems, Inc.	12,921	697
Southwest Airlines Co.	165,060	2,362
Terex Corp. (a)	21,600	1,831
Textron, Inc.	26,158	2,807
Tyco International, Ltd.	408,581	13,630
Union Pacific Corp.	56,318	6,796
United Parcel Service, Inc. Class B	220,516	15,871
United Technologies Corp.	205,783	14,518
W.W. Grainger, Inc.	14,859	1,308
Waste Management, Inc.	109,137	4,220
		318,338
Information Technology - 14.6%
ADC Telecommunications, Inc. (a)	25,096	420
Adobe Systems, Inc. (a)	121,825	5,370
Advanced Micro Devices, Inc. (a)	114,505	1,634
Affiliated Computer Services, Inc. Class A (a)	20,279	1,183
Agilent Technologies, Inc. (a)	83,667	3,194
Altera Corp.	74,916	1,709
Analog Devices, Inc.	70,095	2,538
Apple Computer, Inc. (a)	178,351	21,680
Applied Materials, Inc.	289,379	5,527
Autodesk, Inc. (a)	48,683	2,213
Automatic Data Processing, Inc.	114,406	5,686
Avaya, Inc. (a)	96,517	1,544
BMC Software, Inc. (a)	41,971	1,391
Broadcom Corp. Class A (a)	95,979	2,933
CA, Inc.	86,400	2,292
CIENA Corp. (a)	18,068	620
Cisco Systems, Inc. (a)	1,251,297	33,685
Citrix Systems, Inc. (a)	38,374	1,290

	Shares	Market Value (000)
Cognizant Technology Solutions Corp. Class A (a)	30,000	$2,357
Computer Sciences Corp. (a)	36,395	2,016
Compuware Corp. (a)	69,703	792
Convergys Corp. (a)	29,296	754
Corning, Inc. (a)	323,417	8,085
Dell, Inc. (a)	469,294	12,610
Electronic Arts, Inc. (a)	65,203	3,187
Electronic Data Systems Corp.	108,029	3,112
EMC Corp. (a)	434,079	7,332
First Data Corp.	155,910	5,098
Fiserv, Inc. (a)	35,662	2,113
Google, Inc. Class A (a)	45,101	22,449
Hewlett-Packard Co.	554,163	25,331
IAC (a)	45,600	1,578
Intel Corp.	1,194,218	26,476
International Business Machines Corp.	311,885	33,247
Intuit, Inc. (a)	71,928	2,194
Jabil Circuit, Inc.	39,235	902
Juniper Networks, Inc. (a)	119,575	2,919
KLA-Tencor Corp.	41,996	2,309
Lexmark International Group, Inc. Class A (a)	19,969	1,037
Linear Technology Corp.	52,275	1,876
LSI Logic Corp. (a)	161,899	1,405
Maxim Integrated Products, Inc.	67,368	2,072
MEMC Electronic Materials, Inc. (a)	46,800	2,845
Micron Technology, Inc. (a)	158,615	1,932
Microsoft Corp.	1,786,417	54,789
Molex, Inc.	30,103	895
Motorola, Inc.	497,519	9,050
National Semiconductor Corp.	59,615	1,605
NCR Corp. (a)	37,303	2,002
Network Appliance, Inc. (a)	78,013	2,511
Novell, Inc. (a)	72,067	564
Novellus Systems, Inc. (a)	26,250	806
NVIDIA Corp. (a)	74,736	2,591
Oracle Corp. (a)	825,187	15,992
Paychex, Inc.	70,651	2,854
PerkinElmer, Inc.	26,140	693
PMC-Sierra, Inc. (a)	44,562	344
QLogic Corp. (a)	33,495	571
QUALCOMM, Inc.	342,470	14,709
SanDisk Corp. (a)	47,829	2,083
Sanmina-SCI Corp. (a)	113,211	404
Solectron Corp. (a)	194,319	661
Sun Microsystems, Inc. (a)	736,309	3,755
Symantec Corp. (a)	188,988	3,778
Tektronix, Inc.	17,485	529
Tellabs, Inc. (a)	89,171	976
Teradyne, Inc. (a)	40,322	686
Texas Instruments, Inc.	300,718	10,633
Unisys Corp. (a)	73,207	609
VeriSign, Inc. (a)	52,062	1,553
Waters Corp. (a)	21,525	1,298
Xerox Corp. (a)	193,889	3,659
Xilinx, Inc.	68,929	1,963
Yahoo!, Inc. (a)	254,202	7,296
		420,796

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2007 (Unaudited)

	Shares	Market Value (000)
Materials - 3.2%
Air Products & Chemicals, Inc.	44,235	$3,450
Alcoa, Inc.	181,019	7,472
Allegheny Technologies, Inc.	21,396	2,473
Ashland, Inc.	11,222	677
Ball Corp.	21,039	1,165
Bemis Co., Inc.	22,298	750
Consol Energy, Inc.	37,621	1,828
Dow Chemical Co.	199,634	9,059
E.I. Du Pont de Nemours & Co.	192,449	10,069
Eastman Chemical Co.	17,517	1,159
Ecolab, Inc.	37,444	1,616
Freeport-McMoRan Copper & Gold, Inc. Class B	77,982	6,137
Hercules, Inc. (a)	24,173	455
International Flavors & Fragrances, Inc.	16,557	850
International Paper Co.	92,457	3,621
MeadWestvaco Corp.	38,508	1,348
Monsanto Co.	113,151	6,970
Newmont Mining Corp.	94,439	3,842
Nucor Corp.	61,612	4,161
Pactiv Corp. (a)	28,255	960
Peabody Energy Corp.	55,600	3,005
PPG Industries, Inc.	34,599	2,636
Praxair, Inc.	66,834	4,551
Rohm & Haas Co.	30,191	1,600
Sealed Air Corp.	34,180	1,104
Sigma-Aldrich Corp.	27,974	1,211
Temple-Inland, Inc.	21,900	1,380
United States Steel Corp.	24,883	2,816
Vulcan Materials Co.	19,960	2,389
Weyerhaeuser Co.	43,140	3,536
		92,290
Telecommunication Services - 3.8%
ALLTEL Corp.	74,554	5,109
AT&T, Inc.	1,294,407	53,511
CenturyTel, Inc.	23,485	1,161
Citizens Communications Co.	71,190	1,128
Embarq Corp.	31,143	2,001
JDS Uniphase Corp. (a)	44,804	587
Qwest Communications International, Inc. (a)	329,580	3,391
Sprint Corp. (Fon Group)	599,776	13,705
Verizon Communications, Inc.	602,527	26,228
Windstream Corp.	101,256	1,521
		108,342
Utilities - 3.7%
AES Corp. (a)	136,851	3,247
Allegheny Energy, Inc. (a)	34,508	1,842
Ameren Corp.	43,578	2,313
American Electric Power Co., Inc.	82,314	3,921
CenterPoint Energy, Inc.	66,500	1,259
CMS Energy Corp.	47,251	862
Consolidated Edison, Inc.	54,285	2,650
Constellation Energy Group, Inc.	37,422	3,434
Dominion Resources, Inc.	72,621	6,434

	Shares	Market Value (000)
DTE Energy Co.	37,263	$1,970
Duke Energy Corp.	257,928	5,040
Dynegy, Inc. (a)	84,780	821
Edison International	68,178	3,973
Entergy Corp.	40,981	4,627
Exelon Corp.	139,621	10,890
FirstEnergy Corp.	65,431	4,530
FPL Group, Inc.	84,645	5,411
Integrys Energy Group, Inc.	15,748	880
KeySpan Corp.	37,221	1,551
Nicor, Inc.	9,543	448
NiSource, Inc.	58,048	1,289
PG&E Corp.	71,654	3,530
Pinnacle West Capital Corp.	21,247	987
PPL Corp.	80,888	3,718
Progress Energy, Inc.	54,076	2,709
Public Service Enterprise Group, Inc.	52,689	4,686
Questar Corp.	18,100	1,955
Sempra Energy	54,562	3,346
Southern Co.	155,649	5,605
Spectra Energy Corp.	130,114	3,465
TECO Energy, Inc.	44,414	780
TXU Corp.	95,601	6,448
Xcel Energy, Inc.	85,665	1,966
		106,587
Total Common Stocks (Cost $1,677,975,211)		2,841,474
	Par Amount (000)
U.S. GOVERNMENT SECURITIES - 0.1%
United States Treasury Bill 4.9% due 06/07/07 (c)(d)	$4,299	4,295
Total U.S. Government Securities (Cost $4,295,460)		4,295

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2007 (Unaudited)

	Shares (000)	Market Value (000)
MONEY MARKET FUNDS - 0.9%
AIM Short Term Investment Prime Portfolio	25,312	$25,312
Federated Money Market Obligations Trust	537	537
Total Money Market Funds (Cost $25,849,722)		25,849
Total Investments - 99.4% (identified cost $1,708,120,393) (e)(f)		2,871,618
Other Assets in Excess of Liabilities - 0.6%		16,088
Net Assets - 100.0%		$2,887,706

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Rate represents annualized yield at date of purchase.

(d)  Security held as collateral in relation to initial margin requirements on futures contracts.

(e)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2007 was $1,212,634,130 and $49,136,500, respectively, resulting in net unrealized appreciation of investments of $1,163,497,630.

(f)  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Unrealized Appreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2007	683	$3,912
Total unrealized appreciation on open futures contracts purchased		$3,912

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2007 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at May 31, 2007 is listed in the Portfolio of Investments.

Security Description	Number of Shares held at 12/31/06	Shares Purchased For the 5 Months Ended 5/31/07	Shares Sold For the 5 Months Ended 5/31/07	Number of Shares held at 5/31/07	Income Earned For the 5 Months Ended 5/31/07 (000)	Realized Gain on shares sold (000)
State Street Corp.	69,744	3,400	3.500	69,644	$15	$60

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

11

IQR-05/07

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Aggressive Equity Fund

IAM SHARES Fund

Large Cap Value Fund

Concentrated Growth Opportunities Fund*

Directional Core Equity Fund

Enhanced Small Cap Fund

*Effective June 1, 2007, the Large Cap Growth Opportunities Fund changed its name to the Concentrated Growth Opportunities Fund.

Quarterly Report

May 31, 2007

SSgA Funds
Equity Funds

Quarterly Report

May 31, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 11.0%
American Eagle Outfitters, Inc.	32,800	886
Autozone, Inc. (Æ)	9,600	1,235
Best Buy Co., Inc.	2,400	116
Big Lots, Inc. (Æ)	36,200	1,140
Brinker International, Inc.	9,500	304
CBS Corp. Class B (Ñ)	49,000	1,630
Choice Hotels International, Inc.	4,100	165
Comcast Corp. Class A (Æ)	18,949	519
Dollar Tree Stores, Inc. (Æ)	9,300	393
Expedia, Inc. (Æ)(Ñ)	29,900	719
Federated Department Stores, Inc. (Ñ)	18,702	747
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	37,200	1,319
Harte-Hanks, Inc.	19,100	502
Hasbro, Inc.	38,100	1,225
Home Depot, Inc.	16,500	641
International Speedway Corp. Class A	8,800	461
Jarden Corp. (Æ)(Ñ)	1,200	51
JC Penney Co., Inc.	17,700	1,425
John Wiley & Sons, Inc. Class A	4,800	220
Kohl's Corp. (Æ)	13,400	1,009
Mattel, Inc.	14,900	417
McDonald's Corp.	10,800	546
Newell Rubbermaid, Inc.	900	29
Nordstrom, Inc.	10,500	545
NVR, Inc. (Æ)(Ñ)	700	558
Office Depot, Inc. (Æ)	22,200	808
Omnicom Group, Inc.	13,700	1,443
Regal Entertainment Group Class A (Ñ)	39,200	897
Sears Holdings Corp. (Æ)	900	162
Sherwin-Williams Co. (The)	2,500	169
Staples, Inc.	33,900	850
Time Warner, Inc.	125,450	2,681
TJX Cos., Inc.	14,600	408
Walt Disney Co. (The)	70,800	2,509
Warner Music Group Corp. (Ñ)	35,400	595
Whirlpool Corp.	11,800	1,319
Wyndham Worldwide Corp. (Æ)	700	26
		28,669
Consumer Staples - 8.4%
Alberto-Culver Co. Class B	14,100	353
Altria Group, Inc.	47,900	3,406
Anheuser-Busch Cos., Inc.	16,200	864
Campbell Soup Co.	33,400	1,326
Coca-Cola Co. (The)	16,100	853
Coca-Cola Enterprises, Inc.	28,100	656
Colgate-Palmolive Co.	11,100	743
Kimberly-Clark Corp.	3,100	220

	Principal Amount ($) or Shares	Market Value $
Kroger Co. (The)	49,100	1,489
Loews Corp. - Carolina Group	11,800	917
Pepsi Bottling Group, Inc.	36,400	1,274
PepsiCo, Inc.	35,600	2,433
Procter & Gamble Co.	42,585	2,706
Reynolds American, Inc. (Ñ)	1,400	91
SYSCO Corp.	38,600	1,278
Wal-Mart Stores, Inc.	65,900	3,137
		21,746
Energy - 10.1%
Cameron International Corp. (Æ)	5,900	418
Chevron Corp.	26,520	2,161
ConocoPhillips	25,329	1,961
ENSCO International, Inc.	12,600	763
Exxon Mobil Corp.	121,116	10,073
Global Industries, Ltd. (Æ)	48,900	1,159
Halliburton Co.	35,000	1,258
Marathon Oil Corp. (Ñ)	16,000	1,981
Noble Energy, Inc.	3,100	196
Occidental Petroleum Corp.	34,300	1,886
Schlumberger, Ltd.	6,800	530
Tesoro Corp.	18,500	1,145
Tidewater, Inc. (Ñ)	8,300	548
Valero Energy Corp.	21,500	1,604
W&T Offshore, Inc.	9,300	272
XTO Energy, Inc.	3,600	209
		26,164
Financials - 21.5%
ACE, Ltd.	4,000	246
Allstate Corp. (The)	30,400	1,870
AMBAC Financial Group, Inc.	6,400	574
American Express Co.	4,600	299
American International Group, Inc.	65,025	4,704
Annaly Capital Management, Inc. (ö)	72,900	1,126
Assurant, Inc.	10,800	642
Bank of America Corp.	106,903	5,421
Bank of Hawaii Corp.	4,900	262
BB&T Corp.	17,900	754
Bear Stearns Cos., Inc. (The)	8,900	1,335
CapitalSource, Inc. (ö)	800	21
Chubb Corp.	7,800	428
CIT Group, Inc.	22,900	1,372
Citigroup, Inc.	106,000	5,776
Comerica, Inc.	3,600	226
Conseco, Inc. (Æ)(Ñ)	4,000	79
Countrywide Financial Corp.	11,100	432
Fannie Mae	14,100	901
First Marblehead Corp. (The) (Ñ)	6,200	231

Disciplined Equity Fund 3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Freddie Mac	17,000	1,135
Genworth Financial, Inc. Class A	40,400	1,458
Goldman Sachs Group, Inc.	12,800	2,954
Hartford Financial Services Group, Inc.	3,400	351
HRPT Properties Trust (ö)(Ñ)	39,000	448
JPMorgan Chase & Co.	87,572	4,539
KeyCorp	7,900	281
Lehman Brothers Holdings, Inc.	20,300	1,490
MBIA, Inc. (Ñ)	4,000	266
Merrill Lynch & Co., Inc.	22,500	2,086
MetLife, Inc.	16,700	1,136
Morgan Stanley	11,900	1,012
National City Corp. (Ñ)	10,100	349
Nuveen Investments, Inc. Class A (Ñ)	20,300	1,114
PNC Financial Services Group, Inc.	7,500	554
Popular, Inc. (Ñ)	11,300	194
Taubman Centers, Inc. (ö)	12,300	677
Thornburg Mortgage, Inc. (ö)(Ñ)	12,500	347
Travelers Cos., Inc. (The)	14,000	758
UnionBanCal Corp.	4,300	264
US Bancorp	8,200	284
Wachovia Corp.	57,100	3,094
Washington Mutual, Inc. (Ñ)	14,600	638
Wells Fargo & Co.	95,500	3,447
WR Berkley Corp.	3,100	102
		55,677
Health Care - 11.7%
Abbott Laboratories	8,300	468
Aetna, Inc.	5,600	296
AmerisourceBergen Corp. Class A	23,800	1,219
Amgen, Inc. (Æ)	36,088	2,033
Applera Corp. - Applied Biosystems Group	3,200	91
Cardinal Health, Inc.	22,900	1,659
Cigna Corp.	3,400	570
Endo Pharmaceuticals Holdings, Inc. (Æ)	8,600	304
Hillenbrand Industries, Inc.	3,600	238
Humana, Inc. (Æ)	10,000	621
ImClone Systems, Inc. (Æ)	4,300	178
Johnson & Johnson	72,730	4,602
Kinetic Concepts, Inc. (Æ)	23,000	1,154
King Pharmaceuticals, Inc. (Æ)	26,600	565
McKesson Corp.	24,000	1,515
Medtronic, Inc.	12,600	670
Merck & Co., Inc.	45,600	2,392
Pfizer, Inc.	177,355	4,875
Thermo Fisher Scientific, Inc. (Æ)	21,500	1,174

	Principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc.	30,800	1,687
Waters Corp. (Æ)	11,600	699
WellCare Health Plans, Inc. (Æ)(Ñ)	12,500	1,150
WellPoint, Inc. (Æ)	24,400	1,986
Wyeth	5,200	301
		30,447
Industrials - 12.7%
3M Co.	25,800	2,269
AGCO Corp. (Æ)	3,600	156
Avis Budget Group, Inc. (Æ)	38,700	1,171
Boeing Co.	25,700	2,585
Continental Airlines, Inc. Class A (Æ)(Ñ)	14,300	574
CSX Corp.	15,000	682
Cummins, Inc.	13,700	1,291
Dover Corp.	15,200	761
Equifax, Inc.	7,500	315
General Dynamics Corp.	21,900	1,757
General Electric Co.	163,500	6,144
Lockheed Martin Corp.	9,300	912
Norfolk Southern Corp.	21,000	1,216
Northrop Grumman Corp.	16,800	1,270
Pitney Bowes, Inc.	18,700	893
Republic Services, Inc. Class A	8,100	245
Teleflex, Inc.	5,000	402
Terex Corp. (Æ)	16,100	1,365
Toro Co.	3,900	233
Tyco International, Ltd.	29,800	994
UAL Corp. (Æ)(Ñ)	12,800	503
United Parcel Service, Inc. Class B	36,200	2,605
United Rentals, Inc. (Æ)	7,200	241
United Technologies Corp.	35,400	2,497
Walter Industries, Inc. (Ñ)	13,100	422
Waste Management, Inc.	35,100	1,357
		32,860
Information Technology - 13.0%
Apple, Inc. (Æ)	13,000	1,580
Applied Materials, Inc.	31,200	596
Automatic Data Processing, Inc.	11,900	591
Avnet, Inc. (Æ)	800	34
AVX Corp.	30,400	547
Cadence Design Systems, Inc. (Æ)	37,500	852
Cisco Systems, Inc. (Æ)	152,600	4,108
Dell, Inc. (Æ)	63,700	1,712
Electronic Data Systems Corp.	10,700	308
First Data Corp.	9,400	307

Disciplined Equity Fund 4

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Google, Inc. Class A (Æ)	3,100	1,543
Harris Corp.	4,200	210
Hewlett-Packard Co.	49,663	2,270
Ingram Micro, Inc. Class A (Æ)	28,500	590
Intel Corp.	114,100	2,530
International Business Machines Corp. (Ñ)	39,100	4,168
JDS Uniphase Corp. (Æ)(Ñ)	350	5
Lam Research Corp. (Æ)	17,000	912
LSI Corp. (Æ)	12,300	107
Microsoft Corp.	199,300	6,113
Motorola, Inc.	11,700	213
Novellus Systems, Inc. (Æ)(Ñ)	27,800	853
Oracle Corp. (Æ)	46,900	909
Qualcomm, Inc.	5,100	219
Tech Data Corp. (Æ)	1,200	44
VeriSign, Inc. (Æ)	7,900	236
Vishay Intertechnology, Inc. (Æ)	63,600	1,133
Western Union Co. (The)	28,800	647
Xerox Corp. (Æ)	20,800	392
		33,729
Materials - 3.9%
Ashland, Inc.	17,600	1,062
Carpenter Technology Corp.	8,900	1,180
Celanese Corp. Class A	31,700	1,153
Freeport-McMoRan Copper & Gold, Inc. Class B	16,349	1,287
Hercules, Inc. (Æ)	33,600	633
Pactiv Corp. (Æ)	35,400	1,202
PPG Industries, Inc.	10,300	785
Southern Copper Corp. (Ñ)	7,000	621
Temple-Inland, Inc.	20,200	1,272
United States Steel Corp.	5,500	622
Valspar Corp. (Ñ)	10,000	289
		10,106
Telecommunication Services - 3.7%
AT&T, Inc.	88,388	3,654
CenturyTel, Inc.	25,800	1,275
Citizens Communications Co.	27,300	433
Embarq Corp.	12,913	830
Qwest Communications International, Inc. (Æ)(Ñ)	69,100	711
Sprint Nextel Corp.	61,666	1,409
Verizon Communications, Inc.	28,300	1,232
		9,544

	Principal Amount ($) or Shares	Market Value $
Utilities - 3.4%
Centerpoint Energy, Inc. (Ñ)	35,300	668
Duke Energy Corp.	82,700	1,616
Dynegy, Inc. Class A (Æ)	2,242	22
Energen Corp.	12,500	737
Exelon Corp.	18,800	1,466
KeySpan Corp.	9,300	388
MDU Resources Group, Inc.	9,450	286
NRG Energy, Inc. (Æ)	13,500	1,187
Southern Co.	46,200	1,662
TXU Corp.	12,400	836
		8,868
Total Common Stocks (cost $201,988)		257,810
Short-Term Investments - 0.1%
AIM Short Term Investment Prime Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	8,096	8
United States Treasury Bills (ç)(ÿ)(§) 4.913% due 07/05/07	200	199
Total Short-Term Investments (cost $207)		207
Other Securities - 5.3%
State Street Navigator Securities Prime Lending Portfolio (d)	13,904,473	13,904
Total Other Securities (cost $13,904)		13,904
Total Investments - 104.8% (identified cost $216,099)		271,921
Other Assets and Liabilities, Net - (4.8%)		(12,567)
Net Assets - 100.0%		259,354

See accompanying notes which are an integral part of the schedules of investments.
Disciplined Equity Fund 5

SSgA
Small Cap Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.0%
Consumer Discretionary - 19.4%
Aeropostale, Inc. (Æ)	23,000	1,065
Aftermarket Technology Corp. (Æ)	7,477	224
Ambassadors Group, Inc.	14,700	504
ArvinMeritor, Inc.	23,200	484
Big Lots, Inc. (Æ)	74,200	2,337
Blockbuster, Inc. Class A (Æ)	206,800	914
Blyth, Inc.	48,543	1,332
Bob Evans Farms, Inc.	9,349	362
Brown Shoe Co., Inc. (Ñ)	19,750	585
Career Education Corp. (Æ)(Ñ)	5,800	202
Charlotte Russe Holding, Inc. (Æ)(Ñ)	35,000	975
Coinstar, Inc. (Æ)(Ñ)	10,400	329
Deckers Outdoor Corp. (Æ)	13,398	1,178
Domino's Pizza, Inc. (Ñ)	15,800	310
Gymboree Corp. (Æ)	28,700	1,283
INVESTools, Inc. (Æ)(Ñ)	81,700	998
ITT Educational Services, Inc. (Æ)(Ñ)	11,700	1,324
Jakks Pacific, Inc. (Æ)	26,732	702
Jo-Ann Stores, Inc. (Æ)(Ñ)	58,422	1,976
Lin TV Corp. Class A (Æ)(Ñ)	24,200	473
Marvel Entertainment, Inc. (Æ)(Ñ)	45,300	1,251
Payless Shoesource, Inc. (Æ)(Ñ)	7,500	268
PEP Boys-Manny Moe & Jack	16,400	349
Phillips-Van Heusen Corp. (Ñ)	27,000	1,650
priceline.com, Inc. (Æ)	5,400	334
Rent-A-Center, Inc. Class A (Æ)(Ñ)	40,800	1,106
Sinclair Broadcast Group, Inc. Class A (Ñ)	21,200	325
Snap-On, Inc.	7,200	389
Stewart Enterprises, Inc. Class A (Ñ)	5,866	45
Tempur-Pedic International, Inc. (Ñ)	60,900	1,545
Tupperware Corp.	10,400	301
		25,120
Consumer Staples - 5.9%
Alliance One International, Inc. (Æ)	117,991	1,134
American Oriental Bioengineering, Inc. (Æ)	85,500	915
Nash Finch Co. (Ñ)	18,100	852
NBTY, Inc. (Æ)	50,022	2,628
Playtex Products, Inc. (Æ)	71,100	1,059
Universal Corp.	12,436	790
USANA Health Sciences, Inc. (Æ)(Ñ)	7,700	299
		7,677
Energy - 2.4%
Gulfmark Offshore, Inc. (Æ)(Ñ)	8,900	447
Holly Corp.	13,473	944
Overseas Shipholding Group, Inc. (Ñ)	10,000	796
Trico Marine Services, Inc. (Æ)(Ñ)	22,899	964
		3,151

	Principal Amount ($) or Shares	Market Value $
Financials - 15.5%
Advance America Cash Advance Centers, Inc. (Ñ)	37,270	658
Advanta Corp. Class B	17,084	859
Asta Funding, Inc.	15,850	669
BankUnited Financial Corp. Class A (Ñ)	45,583	1,045
Banner Corp.	5,203	187
Cash America International, Inc. (Ñ)	35,700	1,481
City Bank (Ñ)	8,754	285
City Holding Co. (Ñ)	11,420	435
CNA Surety Corp. (Æ)	4,281	87
Community Trust Bancorp, Inc. (Ñ)	9,500	323
CompuCredit Corp. (Æ)	16,000	589
Deerfield Triarc Capital Corp. (ö)	38,400	622
Downey Financial Corp. (Ñ)	16,905	1,231
Ezcorp, Inc. Class A (Æ)(Ñ)	52,700	792
FelCor Lodging Trust, Inc. (ö)(Ñ)	24,500	642
Financial Federal Corp. (Ñ)	30,049	817
First Financial Bankshares, Inc. (Ñ)	6,900	280
FirstFed Financial Corp. (Æ)(Ñ)	20,374	1,313
Glacier Bancorp, Inc. (Ñ)	11,900	255
Gramercy Capital Corp. (ö)(Ñ)	23,100	730
Horace Mann Educators Corp.	30,279	676
Hospitality Properties Trust (ö)	8,700	387
James River Group, Inc. (Ñ)	15,400	523
Newcastle Investment Corp. (ö)	31,742	941
Omega Healthcare Investors, Inc. (ö)(Ñ)	14,457	249
PFF Bancorp, Inc.	8,000	240
Safety Insurance Group, Inc. (Ñ)	5,559	231
Sterling Financial Corp. (Ñ)	37,900	1,146
United Community Banks, Inc. (Ñ)	10,700	325
W Holding Co., Inc.	96,860	532
World Acceptance Corp. (Æ)	35,900	1,521
		20,071
Health Care - 9.5%
Affymetrix, Inc. (Æ)	9,900	257
Apria Healthcare Group, Inc. (Æ)	37,800	1,095
Centene Corp. (Æ)	48,800	1,122
Chemed Corp.	4,500	301
Conmed Corp. (Æ)	21,000	657
Healthspring, Inc. (Æ)	54,200	1,324
Hlth Corp. (Æ)(Ñ)	64,600	975
Integra LifeSciences Holdings Corp. (Æ)(Ñ)	10,500	539
inVentiv Health, Inc. (Æ)	34,500	1,299
Medcath Corp. (Æ)(Ñ)	15,361	507
Molina Healthcare, Inc. (Æ)(Ñ)	35,500	1,135
Noven Pharmaceuticals, Inc. (Æ)(Ñ)	52,339	1,227
Sciele Pharma, Inc. (Æ)(Ñ)	26,900	665
Viropharma, Inc. (Æ)	18,700	271
WellCare Health Plans, Inc. (Æ)(Ñ)	11,100	1,022
		12,396

Small Cap Fund 6

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 14.5%
Administaff, Inc.	23,600	861
Blue Nile, Inc. (Æ)	6,200	356
Ceradyne, Inc. (Æ)(Ñ)	16,800	1,135
Deluxe Corp.	21,000	917
Dollar Financial Corp. (Æ)(Ñ)	26,231	802
EMCOR Group, Inc. (Æ)(Ñ)	15,600	1,023
EnPro Industries, Inc. (Æ)(Ñ)	17,900	744
ExpressJet Holdings, Inc. Class A (Æ)(Ñ)	51,900	321
Genlyte Group, Inc. (Æ)(Ñ)	6,900	601
GrafTech International, Ltd. (Æ)(Ñ)	123,600	1,913
Heidrick & Struggles International, Inc. (Æ)(Ñ)	5,100	249
Horizon Lines, Inc. Class A	6,900	238
HUB Group, Inc. Class A (Æ)	30,800	1,139
Knoll, Inc.	12,200	295
Orbital Sciences Corp. (Æ)(Ñ)	75,329	1,553
Perini Corp. (Æ)(Ñ)	34,800	1,914
RBC Bearings, Inc. (Æ)(Ñ)	36,396	1,405
Teleflex, Inc.	19,200	1,542
Toro Co. (Ñ)	18,600	1,113
Viad Corp.	9,000	399
Walter Industries, Inc.	9,300	299
		18,819
Information Technology - 20.7%
Advanced Energy Industries, Inc. (Æ)	56,376	1,383
Anadigics, Inc. (Æ)	50,700	638
Ansoft Corp. (Æ)	12,200	391
Arris Group, Inc. (Æ)(Ñ)	102,034	1,678
Aspen Technology, Inc. (Æ)	19,800	294
Brocade Communications Systems, Inc. (Æ)(Ñ)	244,200	2,242
Convergys Corp. (Æ)	68,400	1,761
CSG Systems International, Inc. (Æ)(Ñ)	66,700	1,854
Cymer, Inc. (Æ)(Ñ)	24,000	963
Emulex Corp. (Æ)(Ñ)	81,375	1,806
Forrester Research, Inc. (Æ)(Ñ)	25,959	704
Interdigital Communications Corp. (Æ)(Ñ)	8,800	286
Ixia (Æ)(Ñ)	30,110	279
j2 Global Communications, Inc. (Æ)	25,200	840
Manhattan Associates, Inc. (Æ)(Ñ)	36,500	1,061
Mantech International Corp. Class A (Æ)	37,063	1,185
Mentor Graphics Corp. (Æ)(Ñ)	1,792	26
Micrel, Inc. (Ñ)	47,800	596
MicroStrategy, Inc. Class A (Æ)	12,543	1,302
Omnivision Technologies, Inc. (Æ)(Ñ)	33,900	592
RealNetworks, Inc. (Æ)(Ñ)	64,900	550
RF Micro Devices, Inc. (Æ)(Ñ)	170,300	1,112

	Principal Amount ($) or Shares	Market Value $
Rofin-Sinar Technologies, Inc. (Æ)	11,000	743
SiRF Technology Holdings, Inc. (Æ)	8,900	193
Tekelec (Æ)(Ñ)	66,800	1,002
Utstarcom, Inc. (Æ)(Ñ)	128,120	924
Websense, Inc. (Æ)(Ñ)	45,300	1,019
Zoran Corp. (Æ)	69,400	1,397
		26,821
Materials - 8.2%
CF Industries Holdings, Inc. (Ñ)	16,000	716
Chaparral Steel Co.	18,900	1,384
FMC Corp.	10,600	887
Greif, Inc. Class A	14,200	790
HB Fuller Co. (Ñ)	8,900	243
Hecla Mining Co. (Æ)(Ñ)	91,300	730
Hercules, Inc. (Æ)	62,291	1,173
Innospec, Inc.	12,700	759
Metal Management, Inc.	9,800	475
Quanex Corp. (Ñ)	18,200	873
Rock-Tenn Co. Class A (Ñ)	29,393	1,026
Spartech Corp. (Ñ)	30,971	830
Terra Industries, Inc. (Æ)(Ñ)	38,600	748
		10,634
Telecommunication Services - 2.9%
Alaska Communications Systems Group, Inc. (Ñ)	50,600	799
Cbeyond, Inc. (Æ)(Ñ)	31,400	1,111
General Communication, Inc. Class A (Æ)(Ñ)	54,954	728
Iowa Telecommunications Services, Inc. (Ñ)	19,800	445
PAETEC Corp. (Æ)(Ñ)	29,300	341
USA Mobility, Inc.	12,900	297
		3,721
Total Common Stocks (cost $110,768)		128,410
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	2,382	2
Total Short-Term Investments (cost $2)		2

Small Cap Fund 7

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 25.3%
State Street Navigator Securities Prime Lending Portfolio (d)	32,826,562	32,827
Total Other Securities (cost $32,827)		32,827
Total Investments - 124.3% (identified cost $143,597)		161,239
Other Assets and Liabilities, Net - (24.3%)		(31,503)
Net Assets - 100.0%		129,736

See accompanying notes which are an integral part of the schedules of investments.
Small Cap Fund 8

SSgA
Core Opportunities Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Consumer Discretionary - 8.8%
Coach, Inc. (Æ)	34,900	1,792
GameStop Corp. Class A (Æ)	31,000	1,146
Home Depot, Inc.	51,700	2,010
Newell Rubbermaid, Inc. (Ñ)	71,400	2,268
Scientific Games Corp. (Æ)(Ñ)	42,600	1,591
Target Corp.	17,800	1,111
		9,918
Consumer Staples - 11.5%
Colgate-Palmolive Co.	26,700	1,788
CVS Caremark Corp.	83,200	3,207
Loews Corp. - Carolina Group	20,100	1,563
PepsiCo, Inc.	17,700	1,209
Procter & Gamble Co.	31,517	2,003
Walgreen Co.	41,400	1,868
WM Wrigley Jr Co.	22,800	1,336
		12,974
Energy - 10.2%
ConocoPhillips	12,259	949
EOG Resources, Inc.	20,800	1,600
Exxon Mobil Corp.	36,800	3,061
Halliburton Co.	42,800	1,539
Occidental Petroleum Corp.	51,200	2,814
Schlumberger, Ltd.	18,600	1,448
		11,411
Financials - 19.6%
Bank of America Corp.	50,600	2,566
Bank of New York Co., Inc. (The)	31,300	1,270
Citigroup, Inc.	44,092	2,403
First Marblehead Corp. (The) (Ñ)	23,900	890
Genworth Financial, Inc. Class A	50,668	1,829
Goldman Sachs Group, Inc. (The)	8,600	1,985
JPMorgan Chase & Co.	71,300	3,695
Morgan Stanley	33,500	2,849
Wells Fargo & Co.	61,600	2,223
XL Capital, Ltd. Class A	28,800	2,349
		22,059
Health Care - 13.2%
Amgen, Inc. (Æ)	45,800	2,580
Baxter International, Inc.	31,800	1,807
Medtronic, Inc.	25,100	1,335
Omnicare, Inc. (Ñ)	58,200	2,178

	Principal Amount ($) or Shares	Market Value $
Pfizer, Inc.	139,400	3,832
UnitedHealth Group, Inc.	56,100	3,073
		14,805
Industrials - 13.2%
Danaher Corp.	28,900	2,124
General Electric Co.	91,500	3,439
Joy Global, Inc. (Ñ)	24,500	1,387
Landstar System, Inc.	22,800	1,110
Thomas & Betts Corp. (Æ)	35,000	2,031
Tyco International, Ltd.	60,800	2,028
United Technologies Corp.	37,900	2,674
		14,793
Information Technology - 16.6%
Apple, Inc. (Æ)	12,700	1,544
Broadcom Corp. Class A (Æ)	50,800	1,553
Cisco Systems, Inc. (Æ)	126,312	3,400
Corning, Inc. (Æ)	82,400	2,060
Google, Inc. Class A (Æ)	3,400	1,692
International Business Machines Corp.	11,800	1,258
Microsoft Corp.	85,600	2,625
Network Appliance, Inc. (Æ)	29,500	950
SanDisk Corp. (Æ)	26,600	1,158
Yahoo!, Inc. (Æ)	83,200	2,388
		18,628
Materials - 1.1%
Rohm & Haas Co.	23,500	1,246
Telecommunication Services - 3.0%
American Tower Corp. Class A (Æ)	54,500	2,353
NII Holdings, Inc. (Æ)	12,800	1,043
		3,396
Utilities - 2.1%
Edison International	22,900	1,334
Exelon Corp.	13,500	1,053
		2,387
Total Common Stocks (cost $90,988)		111,617
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	785,301	785
Total Short-Term Investments (cost $785)		785

Core Opportunities Fund 9

SSgA
Core Opportunities Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 9.7%
State Street Navigator Securities Prime Lending Portfolio (d)	10,853,383	10,853
Total Other Securities (cost $10,853)		10,853
Total Investments - 109.7% (identified cost $102,626)		123,255
Other Assets and Liabilities, Net - (9.7%)		(10,854)
Net Assets - 100.0%		112,401

See accompanying notes which are an integral part of the schedules of investments.
Core Opportunities Fund 10

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Apartments - 18.4%
Archstone-Smith Trust (ö)	147,107	9,077
AvalonBay Communities, Inc. (ö)	64,714	8,438
Equity Residential (ö)	222,012	11,249
Essex Property Trust, Inc. (ö)(Ñ)	41,900	5,331
		34,095
Diversified - 8.7%
Digital Realty Trust, Inc. (ö)(Ñ)	77,551	3,149
Vornado Realty Trust (ö)	107,233	12,976
		16,125
Hotels/Leisure - 9.4%
Hilton Hotels Corp.	50,477	1,794
Host Hotels & Resorts, Inc. (ö)	354,071	9,036
LaSalle Hotel Properties (ö)(Ñ)	81,473	3,878
Starwood Hotels & Resorts Worldwide, Inc.	38,170	2,751
		17,459
Industrial - 11.2%
AMB Property Corp. (ö)	115,719	6,694
ProLogis (ö)	218,881	14,153
		20,847
Office - 18.7%
Boston Properties, Inc. (ö)	110,823	12,820
Brookfield Properties Corp.	143,699	3,774
Corporate Office Properties Trust (ö)(Ñ)	94,300	4,248
Douglas Emmett, Inc. New (ö)(Ñ)	178,518	4,707
SL Green Realty Corp. (ö)	64,658	9,057
		34,606
Regional Malls - 18.6%
General Growth Properties, Inc. (ö)(Ñ)	209,405	12,363
Simon Property Group, Inc. (ö)	171,898	18,562
Taubman Centers, Inc. (ö)	64,830	3,567
		34,492
Storage - 4.1%
Public Storage, Inc. (ö)	84,544	7,567
Shopping Centers - 9.3%
Acadia Realty Trust (ö)	123,362	3,505
Federal Realty Investors Trust (ö)	59,663	5,287
Kimco Realty Corp. (ö)	184,572	8,544
		17,336
Total Common Stocks (cost $88,051)		182,527

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.4%
AIM Short Term Investment Prime Portfolio	2,053	2
Federated Investors Prime Cash Obligations Fund	804,350	804
Total Short-Term Investments (cost $806)		806
Other Securities - 13.5%
State Street Navigator Securities Prime Lending Portfolio (d)	24,965,672	24,966
Total Other Securities (cost $24,966)		24,966
Total Investments - 112.3% (identified cost $113,823)		208,299
Other Assets and Liabilities, Net - (12.3%)		(22,841)
Net Assets - 100.0%		185,458

See accompanying notes which are an integral part of the schedules of investments.
Tuckerman Active REIT Fund 11

SSgA
Aggressive Equity Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.6%
Consumer Discretionary - 30.7%
Aeropostale, Inc. (Æ)	23,300	1,079
Autozone, Inc. (Æ)	7,500	965
Big Lots, Inc. (Æ)	31,200	983
Career Education Corp. (Æ)(Ñ)	23,900	833
CBS Corp. Class B (Ñ)	26,500	881
Darden Restaurants, Inc. (Ñ)	13,300	606
Gymboree Corp. (Æ)	21,800	975
ITT Educational Services, Inc. (Æ)(Ñ)	12,300	1,392
Kohl's Corp. (Æ)(Ñ)	10,000	753
Marvel Entertainment, Inc. (Æ)(Ñ)	10,100	279
Mattel, Inc.	31,500	882
McDonald's Corp. (Ñ)	12,400	627
Omnicom Group, Inc. (Ñ)	7,700	811
Sherwin-Williams Co. (The) (Ñ)	5,100	345
Tempur-Pedic International, Inc. (Ñ)	10,000	254
Walt Disney Co. (The)	19,900	705
		12,370
Consumer Staples - 4.0%
Altria Group, Inc.	9,200	654
NBTY, Inc. (Æ)	18,400	967
		1,621
Energy - 12.3%
Chevron Corp. (Ñ)	10,200	831
Dresser-Rand Group, Inc. (Æ)	12,200	434
Exxon Mobil Corp.	20,400	1,696
Overseas Shipholding Group, Inc. (Ñ)	9,000	716
Tesoro Corp. (Ñ)	11,000	681
Western Refining, Inc. (Ñ)	12,000	590
		4,948
Financials - 15.4%
Allstate Corp. (The)	7,500	461
American Express Co.	4,200	273
Axis Capital Holdings, Ltd.	5,500	218
Bank of America Corp.	7,700	391
Citigroup, Inc.	31,000	1,689
First Marblehead Corp. (The) (Ñ)	18,400	686
Genworth Financial, Inc. Class A	6,600	238
JPMorgan Chase & Co.	26,400	1,368
XL Capital, Ltd. Class A	10,500	856
		6,180

	Principal Amount ($) or Shares	Market Value $
Health Care - 7.7%
Aetna, Inc.	6,400	339
Humana, Inc. (Æ)(Ñ)	15,700	974
Merck & Co., Inc.	3,200	168
Pfizer, Inc.	25,000	687
WellCare Health Plans, Inc. (Æ)(Ñ)	9,900	911
		3,079
Industrials - 8.4%
Deluxe Corp. (Ñ)	10,000	437
Hub Group, Inc. Class A (Æ)	23,700	876
Lockheed Martin Corp. (Ñ)	8,100	795
Orbital Sciences Corp. (Æ)(Ñ)	28,500	587
Raytheon Co. (Ñ)	12,100	673
		3,368
Information Technology - 16.3%
Advanced Energy Industries, Inc. (Æ)	12,400	304
Brocade Communications Systems, Inc. (Æ)(Ñ)	60,000	551
CSG Systems International, Inc. (Æ)(Ñ)	17,300	481
Interdigital Communications Corp. (Æ)(Ñ)	9,400	306
International Business Machines Corp.	12,300	1,311
Lexmark International, Inc. Class A (Æ)(Ñ)	12,300	639
Mantech International Corp. Class A (Æ)	18,400	589
Microsoft Corp.	51,100	1,567
Motorola, Inc.	24,100	438
Texas Instruments, Inc. (Ñ)	10,800	382
		6,568
Materials - 2.9%
Hecla Mining Co. (Æ)(Ñ)	15,400	123
Lubrizol Corp.	3,700	243
Pactiv Corp. (Æ)	23,600	802
		1,168
Telecommunication Services - 0.5%
Qwest Communications International, Inc. (Æ)(Ñ)	19,700	203
Utilities - 0.4%
UGI Corp. (Ñ)	6,300	181
Total Common Stocks (cost $34,506)		39,686

Aggressive Equity Fund 12

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Aggressive Equity Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.6%
Federated Investors Prime Cash Obligations Fund	637,948	638
Total Short-Term Investments (cost $638)		638
Other Securities - 24.4%
State Street Navigator Securities Prime Lending Portfolio (d)	9,824,798	9,825
Total Other Securities (cost $9,825)		9,825
Total Investments - 124.6% (identified cost $44,969)		50,149
Other Assets and Liabilities, Net - (24.6%)		(9,907)
Net Assets - 100.0%		40,242

See accompanying notes which are an integral part of the schedules of investments.
Aggressive Equity Fund 13

SSgA
IAM SHARES Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.9%
Consumer Discretionary - 11.4%
99 Cents Only Stores (Æ)(Ñ)	5,700	80
Amazon.Com, Inc. (Æ)	4,500	311
AutoNation, Inc. (Æ)(Ñ)	7,400	164
Bed Bath & Beyond, Inc. (Æ)	3,900	159
Best Buy Co., Inc.	5,225	252
Black & Decker Corp.	5,400	510
Brunswick Corp.	4,700	162
Carnival Corp.	4,300	217
CBS Corp. Class B (Ñ)	13,001	432
Coach, Inc. (Æ)	16,976	872
Comcast Corp. Class A (Æ)	63,466	1,740
Denny's Corp. (Æ)	20,300	93
DIRECTV Group, Inc. (The) (Æ)	24,011	561
Dow Jones & Co., Inc. (Ñ)	11,800	629
DR Horton, Inc.	5,100	119
Ethan Allen Interiors, Inc. (Ñ)	8,566	311
Family Dollar Stores, Inc.	2,500	84
Federated Department Stores, Inc. (Ñ)	9,268	370
Ford Motor Co. (Æ)(Ñ)	43,221	360
Gap, Inc. (The)	7,300	135
General Motors Corp. (Ñ)	9,900	297
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	4,000	142
Hanesbrands, Inc. (Æ)	1,900	50
Harley-Davidson, Inc. (Ñ)	11,100	678
Home Depot, Inc.	27,600	1,073
Jakks Pacific, Inc. (Æ)	100	3
JC Penney Co., Inc.	3,900	314
Johnson Controls, Inc.	8,000	878
Kohl's Corp. (Æ)	5,700	429
Koninklijke Philips Electronics NV	6,389	271
Leggett & Platt, Inc. (Ñ)	7,700	188
Liberty Global, Inc. Class A (Æ)	6,800	261
Liberty Media Corp. - Interactive (Æ)	7,298	177
Liberty Media Holding Corp. Series A (Æ)	1,201	136
Lowe's Cos., Inc.	20,000	656
Marriott International, Inc. Class A	14,600	672
Matthews International Corp. Class A (Ñ)	3,500	155
McClatchy Co. Class A (Ñ)	3,070	85
McDonald's Corp.	20,130	1,018
Meredith Corp.	6,300	392
New York Times Co. (The) Class A (Ñ)	17,100	429
Newell Rubbermaid, Inc.	14,600	464
News Corp. Class A	27,100	599
Nordstrom, Inc.	3,600	187
Office Depot, Inc. (Æ)	4,800	175

	Principal Amount ($) or Shares	Market Value $
Omnicom Group, Inc.	1,600	168
Phillips-Van Heusen Corp.	5,200	318
Sears Holdings Corp. (Æ)	4,839	871
Sherwin-Williams Co. (The)	5,700	385
Sonic Automotive, Inc. Class A (Ñ)	4,700	146
Staples, Inc.	8,400	210
Starbucks Corp. (Æ)	8,800	253
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	310
Sun-Times Media Group, Inc. Class A (Ñ)	6,700	37
Target Corp.	14,600	911
Tiffany & Co.	10,500	552
Time Warner, Inc.	69,850	1,493
Tribune Co. (Ñ)	12,200	393
Viacom, Inc. Class A (Æ)	12,101	544
Walt Disney Co. (The)	53,200	1,885
Washington Post Co. (The) Class B	521	401
Whirlpool Corp. (Ñ)	4,900	547
Wyndham Worldwide Corp. (Æ)	3,360	125
Yum! Brands, Inc.	2,600	176
		27,015
Consumer Staples - 9.3%
Altria Group, Inc.	41,385	2,943
Anheuser-Busch Cos., Inc.	26,491	1,413
Archer-Daniels-Midland Co.	18,198	638
Arden Group, Inc. Class A	700	91
Campbell Soup Co.	10,190	405
Coca-Cola Co. (The)	37,575	1,991
ConAgra Foods, Inc.	21,300	543
Costco Wholesale Corp.	6,100	344
CVS Caremark Corp.	19,119	737
Dean Foods Co.	6,600	216
Energizer Holdings, Inc. (Æ)	300	30
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	104
Imperial Sugar Co. (Ñ)	700	20
JM Smucker Co. (The)	2,200	127
Kellogg Co.	7,435	401
Kimberly-Clark Corp.	13,688	971
Kraft Foods, Inc. Class A	34,109	1,154
Kroger Co. (The)	24,800	752
PepsiCo, Inc.	30,123	2,058
Procter & Gamble Co.	59,115	3,757
Rite Aid Corp. (Æ)(Ñ)	25,600	162
Safeway, Inc.	18,600	641
Sara Lee Corp.	36,430	652
Spectrum Brands, Inc. (Æ)(Ñ)	5,700	48
Supervalu, Inc.	8,500	405
Sysco Corp.	19,900	659
Walgreen Co.	16,300	736
		21,998

IAM Shares Fund 14

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 10.4%
Anadarko Petroleum Corp.	7,000	347
Apache Corp.	5,400	436
Baker Hughes, Inc.	6,200	511
BP PLC - ADR	3,568	239
Chevron Corp.	47,329	3,857
ConocoPhillips	26,177	2,027
Devon Energy Corp.	7,700	591
El Paso Corp.	10,300	175
EOG Resources, Inc.	3,200	246
Exxon Mobil Corp.	110,168	9,163
Halliburton Co.	14,660	527
Hess Corp.	6,100	361
Marathon Oil Corp.	4,100	508
Occidental Petroleum Corp.	8,000	440
Schlumberger, Ltd.	31,782	2,475
Spectra Energy Corp.	9,498	253
Transocean, Inc. (Æ)	12,964	1,274
Valero Energy Corp.	8,200	612
Williams Cos., Inc.	8,400	267
XTO Energy, Inc.	6,100	354
		24,663
Financials - 18.8%
ACE, Ltd.	3,200	197
Aegon NV	32,022	655
Aflac, Inc.	7,900	418
Allstate Corp. (The)	8,800	541
American Express Co.	21,200	1,377
American Financial Group, Inc.	19,521	696
American International Group, Inc.	34,074	2,465
Ameriprise Financial, Inc.	3,340	210
AON Corp.	5,900	253
Archstone-Smith Trust (ö)	3,600	222
Bank of America Corp.	77,134	3,911
Bank of New York Co., Inc. (The)	12,400	503
BB&T Corp.	7,900	333
Bear Stearns Cos., Inc. (The)	1,600	240
Capital One Financial Corp.	8,061	643
Charles Schwab Corp. (The)	13,300	299
Chubb Corp.	2,800	154
Citigroup, Inc.	106,601	5,809
Countrywide Financial Corp.	8,200	319
E*Trade Financial Corp. (Æ)	7,100	170
Fannie Mae	12,200	780
Fifth Third Bancorp (Ñ)	6,200	263
Franklin Resources, Inc.	1,700	231
Freddie Mac	7,900	528
Goldman Sachs Group, Inc. (The)	5,700	1,316
Hartford Financial Services Group, Inc.	3,200	330
Host Hotels & Resorts, Inc. (ö)	30,354	775

	Principal Amount ($) or Shares	Market Value $
HSBC Holdings PLC - ADR (Ñ)	9,587	892
Janus Capital Group, Inc.	28,787	797
JPMorgan Chase & Co.	58,686	3,042
KeyCorp	5,100	182
Lehman Brothers Holdings, Inc.	8,400	616
M&T Bank Corp.	1,300	143
Marsh & McLennan Cos., Inc. (Ñ)	9,000	295
Marshall & Ilsley Corp.	2,900	139
Mellon Financial Corp.	6,900	299
Merrill Lynch & Co., Inc.	14,200	1,317
Metlife, Inc.	11,600	789
Moody's Corp.	4,000	279
Morgan Stanley	13,100	1,114
National City Corp. (Ñ)	6,400	221
Northern Trust Corp.	3,100	202
Plum Creek Timber Co., Inc. (ö)	2,400	100
PNC Financial Services Group, Inc.	4,100	303
Potlatch Corp. (ö)(Ñ)	10,700	468
Principal Financial Group, Inc.	2,500	152
Progressive Corp. (The)	9,600	221
ProLogis (ö)	3,200	207
Prudential Financial, Inc.	7,600	775
Regions Financial Corp. (Ñ)	10,442	372
Simon Property Group, Inc. (ö)	3,100	335
SLM Corp.	6,300	354
Sovereign Bancorp, Inc. (Ñ)	6,245	145
SunTrust Banks, Inc.	3,900	348
Synovus Financial Corp.	4,200	139
Travelers Cos., Inc. (The)	24,883	1,348
US Bancorp	23,912	827
Vornado Realty Trust (ö)	2,000	242
Wachovia Corp.	31,819	1,724
Washington Mutual, Inc. (Ñ)	11,550	505
Wells Fargo & Co.	56,700	2,046
		44,576
Health Care - 10.8%
Abbott Laboratories	25,400	1,431
Aetna, Inc.	8,000	423
Allergan, Inc.	2,100	262
Allied Healthcare Products (Æ)	700	5
Amgen, Inc. (Æ)	19,872	1,119
Applera Corp. - Applied Biosystems Group	15,135	430
Applera Corp. - Celera Group (Æ)	6,600	88
Baxter International, Inc.	20,536	1,167
Biogen Idec, Inc. (Æ)	5,800	303
Boston Scientific Corp. (Æ)	15,263	239
Bristol-Myers Squibb Co.	26,000	788
Cardinal Health, Inc.	4,000	290
Cigna Corp.	1,500	251

IAM SHARES Fund 15

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Coventry Health Care, Inc. (Æ)	2,100	125
Edwards Lifesciences Corp. (Æ)	7,733	388
Eli Lilly & Co.	17,200	1,008
Express Scripts, Inc. Class A (Æ)	2,300	235
Forest Laboratories, Inc. (Æ)	4,400	223
Genzyme Corp. (Æ)	3,800	245
Gilead Sciences, Inc. (Æ)	6,800	563
Humana, Inc. (Æ)	2,200	137
Invitrogen Corp. (Æ)	5,412	392
Johnson & Johnson	37,100	2,347
McKesson Corp.	4,600	290
Medco Health Solutions, Inc. (Æ)	5,062	394
Medtronic, Inc.	18,500	984
Merck & Co., Inc.	48,656	2,552
New Brunswick Scientific, Inc. (Æ)	3,300	26
PerkinElmer, Inc.	11,700	310
Pfizer, Inc.	95,345	2,621
Schering-Plough Corp.	38,300	1,254
St. Jude Medical, Inc. (Æ)	5,200	222
STERIS Corp.	11,691	352
Stryker Corp.	3,200	215
Thermo Fisher Scientific, Inc. (Æ)	11,200	612
UnitedHealth Group, Inc.	22,100	1,210
WellPoint, Inc. (Æ)	8,500	692
Wyeth	16,300	943
Zimmer Holdings, Inc. (Æ)	3,370	297
		25,433
Industrials - 15.1%
3M Co.	19,600	1,724
Actuant Corp. Class A (Ñ)	3,900	217
Alaska Air Group, Inc. (Æ)	1,900	55
Allied Waste Industries, Inc. (Æ)	10,400	140
American Standard Cos., Inc.	2,600	155
Ametek, Inc.	3,900	147
Arkansas Best Corp.	400	17
Avis Budget Group, Inc. (Æ)	1,800	54
Boeing Co.	16,400	1,650
Caterpillar, Inc.	16,921	1,330
Continental Airlines, Inc. Class A (Æ)(Ñ)	3,300	133
Cooper Industries, Ltd. Class A	600	32
CSX Corp.	10,000	454
Cummins, Inc.	600	57
Danaher Corp.	12,700	933
Deere & Co.	5,500	663
Dover Corp.	13,200	661
Eaton Corp.	7,800	731
Emerson Electric Co.	29,000	1,405
Energy Conversion Devices, Inc. (Æ)(Ñ)	4,700	162
FedEx Corp.	3,100	346
Foster Wheeler, Ltd. (Æ)	100	10

	Principal Amount ($) or Shares	Market Value $
Gardner Denver, Inc. (Æ)	800	33
General Dynamics Corp.	11,910	956
General Electric Co.	195,921	7,363
Hexcel Corp. (Æ)(Ñ)	2,600	60
HNI Corp. (Ñ)	900	40
Honeywell International, Inc.	20,362	1,179
Illinois Tool Works, Inc.	19,008	1,002
Ingersoll-Rand Co., Ltd. Class A	200	10
Kansas City Southern (Æ)(Ñ)	8,550	351
Katy Industries, Inc. (Æ)	5,900	9
KBR, Inc. New (Æ)	5,948	164
L-3 Communications Holdings, Inc. Class 3	4,800	457
Laidlaw International, Inc.	4,200	144
Lockheed Martin Corp.	6,119	600
Manpower, Inc.	6,300	580
Masco Corp.	18,800	568
Norfolk Southern Corp.	12,800	741
Northrop Grumman Corp.	10,496	794
Paccar, Inc.	9,450	824
Raytheon Co.	11,500	639
Rockwell Automation, Inc.	4,200	286
Rockwell Collins, Inc.	2,200	155
RR Donnelley & Sons Co.	12,300	527
Ryder System, Inc.	7,500	404
Siemens AG - ADR	2,700	356
Southwest Airlines Co. (Ñ)	28,225	404
Tecumseh Products Co. Class A (Æ)(Ñ)	3,800	61
Terex Corp. (Æ)	1,700	144
Toro Co.	2,300	138
Tyco International, Ltd.	36,700	1,224
UAL Corp. (Æ)(Ñ)	1,200	47
Union Pacific Corp.	7,200	869
United Parcel Service, Inc. Class B	19,514	1,404
United Technologies Corp.	20,600	1,453
US Airways Group, Inc. (Æ)(Ñ)	2,300	82
Waste Management, Inc.	18,818	728
Watts Water Technologies, Inc. Class A (Ñ)	400	15
YRC Worldwide, Inc. (Æ)(Ñ)	200	8
		35,895
Information Technology - 12.9%
Adobe Systems, Inc. (Æ)	8,200	361
Advanced Micro Devices, Inc. (Æ)	8,100	116
Agilent Technologies, Inc. (Æ)	4,142	158
Amphenol Corp. Class A	15,400	551
Analog Devices, Inc.	6,800	246
Apple, Inc. (Æ)	14,800	1,799
Applied Materials, Inc.	20,600	394
Autodesk, Inc. (Æ)	3,000	136
Automatic Data Processing, Inc.	6,900	343
Axcelis Technologies, Inc. (Æ)	28,200	181

IAM SHARES Fund 16

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Broadcom Corp. Class A (Æ)	5,850	179
Broadridge Financial Solutions, Inc. (Æ)	1,725	35
CA, Inc. (Ñ)	4,700	125
Cisco Systems, Inc. (Æ)	79,400	2,137
Computer Sciences Corp. (Æ)	10,845	601
Corning, Inc. (Æ)	24,400	610
Dell, Inc. (Æ)	38,300	1,029
Diebold, Inc.	14,500	719
eBay, Inc. (Æ)	19,500	635
Electronic Arts, Inc. (Æ)	5,000	244
Electronic Data Systems Corp.	8,500	245
EMC Corp. (Æ)	30,000	507
First Data Corp.	8,736	286
Hewlett-Packard Co.	47,132	2,154
Intel Corp.	75,600	1,676
International Business Machines Corp. (Ñ)	20,500	2,185
Kla-Tencor Corp.	2,500	137
Maxim Integrated Products, Inc.	6,400	197
Micron Technology, Inc. (Æ)	13,500	164
Microsoft Corp.	167,000	5,122
Motorola, Inc.	39,700	722
National Semiconductor Corp.	5,600	151
Network Appliance, Inc. (Æ)	4,900	158
Nortel Networks Corp. (Æ)	5,700	149
Oracle Corp. (Æ)	65,749	1,274
Paxar Corp. (Æ)	4,000	121
Paychex, Inc.	4,300	174
Qualcomm, Inc.	21,200	911
Quantum Corp. (Æ)(Ñ)	38,900	120
Seagate Technology	8,600	177
Sun Microsystems, Inc. (Æ)	44,600	227
Symantec Corp. (Æ)	17,345	347
Texas Instruments, Inc.	27,100	958
Western Union Co. (The)	8,736	196
Xerox Corp. (Æ)	44,500	840
Xilinx, Inc.	7,000	199
Yahoo!, Inc. (Æ)	21,100	606
		30,602
Materials - 2.8%
Air Products & Chemicals, Inc.	6,000	468
Alcoa, Inc.	14,800	611
Allegheny Technologies, Inc.	3,100	358
AngloGold Ashanti, Ltd. - ADR	400	17
Ashland, Inc.	600	36
Bowater, Inc. (Ñ)	800	17
Brush Engineered Materials, Inc. (Æ)(Ñ)	1,000	54
Chemtura Corp.	1,900	21

	Principal Amount ($) or Shares	Market Value $
Domtar Corp. Class W (Æ)	20,026	218
Dow Chemical Co. (The)	22,888	1,039
Ecolab, Inc.	1,100	47
EI Du Pont de Nemours & Co.	5,200	272
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	1,876	148
Hercules, Inc. (Æ)	900	17
International Paper Co.	11,473	449
Martin Marietta Materials, Inc.	3,700	575
Monsanto Co.	4,200	259
Newmont Mining Corp.	5,100	207
Rohm & Haas Co.	7,236	383
Temple-Inland, Inc.	8,600	542
Vulcan Materials Co.	3,400	407
Weyerhaeuser Co.	6,303	517
		6,662
Telecommunication Services - 3.9%
Alltel Corp.	4,000	274
AT&T, Inc.	118,581	4,902
Embarq Corp.	2,559	165
Qwest Communications International, Inc. (Æ)(Ñ)	25,000	257
Sprint Nextel Corp.	39,389	900
Verizon Communications, Inc.	63,772	2,776
		9,274
Utilities - 2.5%
AES Corp. (The) (Æ)	11,000	261
Ameren Corp.	3,000	159
American Electric Power Co., Inc.	5,300	253
Constellation Energy Group, Inc.	3,000	275
Dominion Resources, Inc.	5,300	470
Duke Energy Corp.	14,596	285
Edison International	5,500	321
Entergy Corp.	2,200	248
Exelon Corp.	11,300	881
FirstEnergy Corp.	4,200	291
FPL Group, Inc.	5,100	326
PG&E Corp. (Ñ)	5,800	286
PPL Corp.	6,400	294
Public Service Enterprise Group, Inc.	4,200	374
Sempra Energy	4,100	251
Southern Co.	11,200	403
TXU Corp.	6,000	405
		5,783
Total Common Stocks (cost $173,292)		231,901

IAM SHARES Fund 17

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Raytheon Co. 2011 Warrants (Æ)	414	8
Total Warrants & Rights (cost $0)		8
Short-Term Investments - 2.0%
AIM Short Term Investment Prime Portfolio	4,427,492	4,428
American Beacon Money Market Fund	100,241	100
United States Treasury Bills (ç)(ÿ)(§) 4.940% due 06/07/07	210	210
Total Short-Term Investments (cost $4,738)		4,738
Other Securities - 4.3%
State Street Navigator Securities Prime Lending Portfolio (d)	10,289,145	10,289
Total Other Securities (cost $10,289)		10,289
Total Investments - 104.2% (identified cost $188,319)		246,936
Other Assets and Liabilities, Net - (4.2%)		(9,946)
Net Assets - 100.0%		236,990

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 06/07 (12)	4,599	340
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		340

See accompanying notes which are an integral part of the schedules of investments.
IAM SHARES Fund 18

SSgA
Large Cap Value Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Consumer Discretionary - 15.8%
Aeropostale, Inc. (Æ)	5,300	245
American Eagle Outfitters, Inc.	2,550	69
Apollo Group, Inc. Class A (Æ)	2,500	120
ArvinMeritor, Inc.	4,400	92
Autozone, Inc. (Æ)	500	64
Big Lots, Inc. (Æ)	9,500	299
CBS Corp. Class B	5,700	189
DeVry, Inc.	3,800	128
ITT Educational Services, Inc. (Æ)	2,700	306
Kohl's Corp. (Æ)	4,300	324
Mattel, Inc.	7,700	216
McDonald's Corp.	5,000	253
Omnicom Group, Inc.	1,300	137
Payless Shoesource, Inc. (Æ)	4,000	143
Sherwin-Williams Co. (The)	1,200	81
Sotheby's Holdings Class A	400	19
Tupperware Corp.	1,700	49
		2,734
Consumer Staples - 4.6%
Energizer Holdings, Inc. (Æ)	2,400	238
HJ Heinz Co.	800	38
Kraft Foods, Inc. Class A	69	2
Loews Corp. - Carolina Group	2,600	202
Molson Coors Brewing Co. Class B	200	18
Procter & Gamble Co.	1,700	108
Universal Corp.	3,000	191
		797
Energy - 12.4%
Chevron Corp.	4,300	350
ConocoPhillips	1,900	147
Dresser-Rand Group, Inc. (Æ)	3,300	118
Exxon Mobil Corp.	14,200	1,181
Marathon Oil Corp.	1,700	210
Occidental Petroleum Corp.	1,200	66
Overseas Shipholding Group, Inc.	500	40
XTO Energy, Inc.	700	41
		2,153
Financials - 32.1%
ACE, Ltd.	4,600	283
Affiliated Managers Group, Inc. (Æ)	400	52
AG Edwards, Inc.	500	44
Allstate Corp. (The)	3,100	191
American Capital Strategies, Ltd.	1,300	63
American Financial Group, Inc.	2,400	85
American International Group, Inc.	500	36

	Principal Amount ($) or Shares	Market Value $
Ameriprise Financial, Inc.	5,200	327
Annaly Capital Management, Inc. (ö)	2,600	40
Axis Capital Holdings, Ltd.	1,600	63
Bank of America Corp.	14,600	740
Chubb Corp.	4,400	241
Citigroup, Inc.	15,100	823
Comerica, Inc.	600	38
First Marblehead Corp. (The)	6,100	227
Franklin Resources, Inc.	800	109
Hospitality Properties Trust (ö)	400	18
JPMorgan Chase & Co.	12,324	639
KeyCorp	900	32
MetLife, Inc.	3,200	218
Morgan Stanley	2,500	213
PartnerRe, Ltd.	700	54
PNC Financial Services Group, Inc.	2,200	162
ProLogis (ö)	1,300	84
RenaissanceRe Holdings, Ltd.	2,700	158
Wachovia Corp.	1,700	92
Washington Mutual, Inc.	1,400	61
Wells Fargo & Co.	2,100	76
WR Berkley Corp.	3,062	101
XL Capital, Ltd. Class A	3,700	302
		5,572
Health Care - 9.1%
AmerisourceBergen Corp. Class A	5,600	287
Cigna Corp.	1,300	218
Humana, Inc. (Æ)	4,100	254
Kinetic Concepts, Inc. (Æ)	3,600	181
King Pharmaceuticals, Inc. (Æ)	9,900	210
Pediatrix Medical Group, Inc. (Æ)	2,400	138
Pfizer, Inc.	4,800	132
WellCare Health Plans, Inc. (Æ)	900	83
Zimmer Holdings, Inc. (Æ)	700	62
		1,565
Industrials - 7.1%
AGCO Corp. (Æ)	7,700	333
Copart, Inc. (Æ)	1,000	31
Deluxe Corp.	5,800	253
General Electric Co.	5,300	199
Lockheed Martin Corp.	300	30
UAL Corp. (Æ)	7,300	287
Walter Industries, Inc.	2,900	93
		1,226
Information Technology - 4.3%
Avaya, Inc. (Æ)	3,200	51
Lexmark International, Inc. Class A (Æ)	4,800	250
McAfee, Inc. (Æ)	8,000	294

Large Cap Value Fund 19

SSgA
Large Cap Value Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Motorola, Inc.	2,100	38
Network Appliance, Inc. (Æ)	3,600	116
		749
Materials - 4.0%
Albemarle Corp.	2,100	85
Freeport-McMoRan Copper & Gold, Inc. Class B	2,500	197
Hercules, Inc. (Æ)	4,800	90
Nucor Corp.	600	41
Pactiv Corp. (Æ)	8,100	275
		688
Telecommunication Services - 6.2%
AT&T, Inc.	10,113	418
CenturyTel, Inc.	2,900	143
Citizens Communications Co.	5,300	84
Embarq Corp.	2,500	161
Verizon Communications, Inc.	6,200	270
		1,076
Utilities - 3.7%
American Electric Power Co., Inc.	1,800	86
Centerpoint Energy, Inc.	5,500	104
Energen Corp.	700	41
FPL Group, Inc.	800	51
OGE Energy Corp.	2,000	74
Southern Co.	7,800	281
		637
Total Common Stocks (cost $14,016)		17,197
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	112,716	113
Total Short-Term Investments (cost $113)		113
Total Investments - 100.0% (identified cost $14,129)		17,310
Other Assets and Liabilities, Net - 0.0%		8
Net Assets - 100.0%		17,318

See accompanying notes which are an integral part of the schedules of investments.
Large Cap Value Fund 20

SSgA
Concentrated Growth Opportunities Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.0%
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A	2,600	215
Coach, Inc. (Æ)	11,300	580
Dick's Sporting Goods, Inc. (Æ)	8,400	467
GameStop Corp. Class A (Æ)	9,500	351
Home Depot, Inc.	6,300	245
Scientific Games Corp. (Æ)	6,200	232
Target Corp.	5,900	368
		2,458
Consumer Staples - 10.1%
CVS Caremark Corp.	15,300	590
PepsiCo, Inc.	7,400	505
Procter & Gamble Co.	4,102	261
Walgreen Co.	12,300	555
Whole Foods Market, Inc.	2,600	107
		2,018
Energy - 4.2%
EOG Resources, Inc.	2,600	200
Occidental Petroleum Corp.	7,900	434
Schlumberger, Ltd.	2,800	218
		852
Financials - 7.5%
Bank of New York Co., Inc. (The)	4,600	187
Chicago Mercantile Exchange Holdings, Inc. Class A	410	218
First Marblehead Corp. (The)	4,600	171
Goldman Sachs Group, Inc.	1,500	346
JPMorgan Chase & Co.	6,700	347
XL Capital, Ltd. Class A	2,800	228
		1,497
Health Care - 17.1%
Amgen, Inc. (Æ)	9,300	524
Baxter International, Inc.	6,500	369
Johnson & Johnson	9,500	601
Medtronic, Inc.	7,200	383
Omnicare, Inc.	9,800	367
Pfizer, Inc.	19,900	547
UnitedHealth Group, Inc.	11,700	641
		3,432
Industrials - 15.3%
Danaher Corp.	5,100	375
General Electric Co.	14,400	541

	Principal Amount ($) or Shares	Market Value $
Joy Global, Inc.	6,400	363
Landstar System, Inc.	5,700	277
Roper Industries, Inc.	5,600	327
Thomas & Betts Corp. (Æ)	5,400	313
Tyco International, Ltd.	9,000	300
United Technologies Corp.	8,200	579
		3,075
Information Technology - 26.6%
Adobe Systems, Inc. (Æ)	4,700	207
Apple, Inc. (Æ)	4,000	486
Broadcom Corp. Class A (Æ)	7,900	241
Cisco Systems, Inc. (Æ)	34,200	921
Corning, Inc. (Æ)	19,800	495
Google, Inc. Class A (Æ)	1,000	498
International Business Machines Corp.	2,900	309
Microsoft Corp.	27,800	853
Network Appliance, Inc. (Æ)	8,400	270
SanDisk Corp. (Æ)	6,600	288
Texas Instruments, Inc.	9,500	336
Yahoo!, Inc. (Æ)	15,100	433
		5,337
Materials - 1.9%
Monsanto Co.	6,100	376
Telecommunication Services - 3.0%
American Tower Corp. Class A (Æ)	9,600	415
NII Holdings, Inc. (Æ)	2,300	187
		602
Total Common Stocks (cost $16,230)		19,647
Short-Term Investments - 2.4%
SSgA Prime Money Market Fund	472,574	473
Total Short-Term Investments (cost $473)		473
Total Investments - 100.4% (identified cost $16,703)		20,120
Other Assets and Liabilities, Net - (0.4%)		(79)
Net Assets - 100.0%		20,041

See accompanying notes which are an integral part of the schedules of investments.
21Concentrated Growth Opportunities Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 89.8%
Consumer Discretionary - 27.0%
Aeropostale, Inc. (Æ)	13,300	616
American Eagle Outfitters, Inc.	1,950	53
Apollo Group, Inc. Class A (Æ)	2,600	125
Autozone, Inc. (Æ)	4,800	617
Big Lots, Inc. (Æ)	29,500	929
Black & Decker Corp.	800	76
Career Education Corp. (Æ)	20,992	732
CBS Corp. Class B	21,453	713
Dollar Tree Stores, Inc. (Æ)	3,100	131
Harley-Davidson, Inc.	1,700	104
ITT Educational Services, Inc. (Æ)	7,700	872
Jack in the Box, Inc. (Æ)	2,900	222
Jarden Corp. (Æ)	7,800	332
Marvel Entertainment, Inc. (Æ)	22,400	618
Mattel, Inc.	6,300	176
McDonald's Corp.	6,600	334
McGraw-Hill Cos., Inc. (The)	10,800	759
Omnicom Group, Inc.	2,300	242
Payless Shoesource, Inc. (Æ)	20,400	729
RadioShack Corp.	17,100	584
Rent-A-Center, Inc. Class A (Æ)	1,500	41
Sears Holdings Corp. (Æ)	5,600	1,008
Sherwin-Williams Co. (The)	2,600	176
Snap-On, Inc.	2,100	114
Sotheby's Holdings Class A	23,600	1,120
Tempur-Pedic International, Inc.	25,400	644
		12,067
Consumer Staples - 3.8%
Altria Group, Inc.	2,400	171
Coca-Cola Enterprises, Inc.	4,300	100
Energizer Holdings, Inc. (Æ)	2,400	238
Kraft Foods, Inc. Class A	1,660	56
Loews Corp. - Carolina Group	1,500	116
NBTY, Inc. (Æ)	19,700	1,035
		1,716
Energy - 3.7%
Chevron Corp.	1,750	142
Exxon Mobil Corp.	14,790	1,230
Tesoro Corp.	4,600	285
		1,657
Financials - 12.0%
ACE, Ltd.	9,300	573
American Financial Group, Inc.	18,100	645
AmeriCredit Corp. (Æ)	22,200	589
Ameriprise Financial, Inc.	2,800	176
Axis Capital Holdings, Ltd.	6,500	257
Bank of America Corp.	11,369	577
Chubb Corp.	5,108	280

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc.	10,669	581
JPMorgan Chase & Co.	17,000	881
MetLife, Inc.	1,200	82
Morgan Stanley	6,400	544
Odyssey Re Holdings Corp.	2,100	90
PNC Financial Services Group, Inc.	800	59
Travelers Cos., Inc. (The)	1,100	60
		5,394
Health Care - 10.4%
AmerisourceBergen Corp. Class A	3,700	189
Becton Dickinson & Co.	10,950	835
Chemed Corp.	10,500	703
Coventry Health Care, Inc. (Æ)	1,400	84
Humana, Inc. (Æ)	5,300	329
Kinetic Concepts, Inc. (Æ)	15,700	788
King Pharmaceuticals, Inc. (Æ)	3,603	76
Merck & Co., Inc.	6,310	331
Pfizer, Inc.	15,820	435
WellCare Health Plans, Inc. (Æ)	9,600	884
		4,654
Industrials - 10.4%
AGCO Corp. (Æ)	7,500	325
Belden, Inc.	14,000	802
Ceradyne, Inc. (Æ)	9,000	608
Cooper Industries, Ltd. Class A	3,400	182
Cummins, Inc.	1,666	157
Deluxe Corp.	21,500	939
EMCOR Group, Inc. (Æ)	2,500	164
General Electric Co.	11,681	439
Lockheed Martin Corp.	7,773	762
Norfolk Southern Corp.	245	14
Raytheon Co.	2,300	128
Terex Corp. (Æ)	1,500	127
		4,647
Information Technology - 17.3%
Accenture, Ltd. Class A	2,200	90
Atmel Corp. (Æ)	84,500	473
Avaya, Inc. (Æ)	72,200	1,155
BMC Software, Inc. (Æ)	29,300	971
Brocade Communications Systems, Inc. (Æ)	106,300	976
Cisco Systems, Inc. (Æ)	9,800	264
Compuware Corp. (Æ)	7,600	86
Interdigital Communications Corp. (Æ)	12,600	410
Lexmark International, Inc. Class A (Æ)	11,600	603
Motorola, Inc.	32,104	584
Nuance Communications, Inc. (Æ)	45,800	766
Sybase, Inc. (Æ)	24,410	587
Tessera Technologies, Inc. (Æ)	13,700	623
Texas Instruments, Inc.	4,015	142
		7,730

Directional Core Equity Fund 22

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 3.9%
Chaparral Steel Co.	7,700	564
Hercules, Inc. (Æ)	20,500	386
Pactiv Corp. (Æ)	23,900	812
		1,762
Telecommunication Services - 0.5%
AT&T, Inc.	5,200	215
Utilities - 0.8%
Energen Corp.	2,900	171
UGI Corp.	6,400	184
		355
Total Common Stocks (cost $34,269)		40,197
Short-Term Investments - 12.7%
AIM Short-Term Investment Prime Portfolio	2,851,507	2,852
Federated Investors Prime Cash Obligations Fund	2,849,676	2,850
Total Short-Term Investments (cost $5,702)		5,702
Total Investments - 102.5% (identified cost $39,971)		45,899
Securities Sold Short - (29.0%)
Consumer Discretionary - (8.6%)
Boyd Gaming Corp.	(3,200)	(160)
Carmax, Inc. (Æ)	(7,700)	(185)
Centex Corp.	(4,300)	(208)
Circuit City Stores, Inc.	(20,000)	(321)
Coldwater Creek, Inc. (Æ)	(14,400)	(358)
DR Horton, Inc.	(6,900)	(161)
Foot Locker, Inc.	(1,500)	(33)
Hovnanian Enterprises, Inc. Class A (Æ)	(7,800)	(197)
Las Vegas Sands Corp. (Æ)	(1,700)	(133)
Life Time Fitness, Inc. (Æ)	(3,000)	(153)
McClatchy Co. Class A	(1,300)	(36)
Pulte Homes, Inc.	(10,700)	(292)
Quiksilver, Inc. (Æ)	(22,100)	(312)
Scientific Games Corp. (Æ)	(9,000)	(336)
Toll Brothers, Inc. (Æ)	(3,500)	(103)
Under Armour, Inc. Class A (Æ)	(6,700)	(320)
United Auto Group, Inc.	(24,100)	(536)
		(3,844)
Consumer Staples - (2.5%)
Archer-Daniels-Midland Co.	(7,500)	(263)

	Principal Amount ($) or Shares	Market Value $
Rite Aid Corp. (Æ)	(82,700)	(523)
Whole Foods Market, Inc.	(8,200)	(337)
		(1,123)
Financials - (0.7%)
Nasdaq Stock Market, Inc. (The) (Æ)	(9,600)	(320)
Health Care - (3.2%)
Boston Scientific Corp. (Æ)	(4,300)	(67)
Gen-Probe, Inc. (Æ)	(9,800)	(530)
Tenet Healthcare Corp. (Æ)	(57,800)	(402)
Ventana Medical Systems, Inc. (Æ)	(8,600)	(443)
		(1,442)
Industrials - (6.6%)
BE Aerospace, Inc. (Æ)	(12,400)	(475)
Bucyrus International, Inc. Class A	(2,500)	(177)
Covanta Holding Corp. (Æ)	(12,800)	(317)
Fastenal Co.	(11,900)	(516)
Hexcel Corp. (Æ)	(10,200)	(236)
Monster Worldwide, Inc. (Æ)	(3,500)	(165)
Southwest Airlines Co.	(6,200)	(89)
Spirit Aerosystems Holdings, Inc. Class A (Æ)	(6,000)	(210)
United Rentals, Inc. (Æ)	(4,300)	(144)
United Stationers, Inc. (Æ)	(4,700)	(315)
USG Corp. (Æ)	(5,800)	(298)
		(2,942)
Information Technology - (7.4%)
Advanced Micro Devices, Inc. (Æ)	(20,300)	(290)
Arrow Electronics, Inc. (Æ)	(1,700)	(70)
Ciena Corp. (Æ)	(10,600)	(364)
Corning, Inc. (Æ)	(6,900)	(172)
Dolby Laboratories, Inc. Class A (Æ)	(4,200)	(142)
JDS Uniphase Corp. (Æ)	(18,600)	(244)
Microsemi Corp. (Æ)	(13,500)	(311)
SanDisk Corp. (Æ)	(6,600)	(287)
Seagate Technology	(8,400)	(173)
Tech Data Corp. (Æ)	(14,800)	(545)
VeriFone Holdings, Inc. (Æ)	(6,400)	(222)
Zebra Technologies Corp. Class A (Æ)	(12,600)	(505)
		(3,325)
Total Securities Sold Short (proceeds $12,440)		(12,996)
Other Assets and Liabilities, Net - 26.5%		11,870
Net Assets - 100.0%		44,773

See accompanying notes which are an integral part of the schedules of investments.
Directional Core Equity Fund 23

SSgA
Enhanced Small Cap Fund

Schedule of Investments — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.4%
Consumer Discretionary - 15.2%
Aeropostale, Inc. (Æ)	5,300	245
AFC Enterprises (Æ)	5,500	107
Aftermarket Technology Corp. (Æ)	6,400	192
Ambassadors Group, Inc.	100	3
American Greetings Corp. Class A	3,200	84
Arctic Cat, Inc.	100	2
ArvinMeritor, Inc.	2,700	56
Asbury Automotive Group, Inc.	1,300	35
Big 5 Sporting Goods Corp.	600	15
Big Lots, Inc. (Æ)	7,900	249
Blockbuster, Inc. Class A (Æ)	7,200	32
Blyth, Inc.	900	25
Books-A-Million, Inc. Class A	500	8
Brookfield Homes Corp.	100	3
Brown Shoe Co., Inc.	3,225	96
Buckle, Inc. (The)	950	39
Building Materials Holding Corp.	200	3
CEC Entertainment, Inc. (Æ)	1,500	58
Champion Enterprises, Inc. (Æ)	6,200	70
Charming Shoppes, Inc. (Æ)	1,000	12
Christopher & Banks Corp.	100	2
Citadel Broadcasting Corp.	3,200	27
Coinstar, Inc. (Æ)	1,100	35
Columbia Sportswear Co.	900	63
Cox Radio, Inc. Class A (Æ)	1,000	15
CSK Auto Corp. (Æ)	2,600	47
Deckers Outdoor Corp. (Æ)	100	9
Domino's Pizza, Inc.	4,800	94
Dover Downs Gaming & Entertainment, Inc.	4,350	64
DSW, Inc. Class A (Æ)	3,500	134
Entravision Communications Corp. Class A (Æ)	1,800	18
Fossil, Inc. (Æ)	1,000	31
FTD Group, Inc.	7,642	135
Fuel Systems Solutions, Inc. (Æ)	1,600	26
Gray Television, Inc.	8,300	85
Group 1 Automotive, Inc.	800	34
Guess?, Inc.	2,200	97
Gymboree Corp. (Æ)	1,600	71
Harris Interactive, Inc. (Æ)	5,900	33
Jack in the Box, Inc. (Æ)	1,500	115
Jackson Hewitt Tax Service, Inc.	600	18
Jo-Ann Stores, Inc. (Æ)	600	20
Journal Register Co.	300	2
K-Swiss, Inc. Class A	400	12
Kellwood Co.	1,700	49
Kimball International, Inc. Class B	4,400	60
Lear Corp. (Æ)	300	11
Lee Enterprises, Inc.	3,100	78
Lin TV Corp. Class A (Æ)	8,500	166
Lodgenet Entertainment Corp. (Æ)	4,800	170

	Principal Amount ($) or Shares	Market Value $
Luby's, Inc. (Æ)	800	8
Maidenform Brands, Inc. (Æ)	3,900	73
Marvel Entertainment, Inc. (Æ)	100	3
Matthews International Corp. Class A	1,700	75
Men's Wearhouse, Inc. (The)	200	11
Midas, Inc. (Æ)	2,300	52
Morningstar, Inc. (Æ)	1,000	48
Move, Inc. (Æ)	9,500	40
New York & Co., Inc. (Æ)	3,100	38
O'Charleys, Inc.	700	16
Oakley, Inc.	4,900	125
Oxford Industries, Inc.	200	9
Papa John's International, Inc. (Æ)	3,900	121
Payless Shoesource, Inc. (Æ)	6,800	243
Polaris Industries, Inc.	600	33
Pre-Paid Legal Services, Inc. (Æ)	1,500	97
Priceline.com, Inc. (Æ)	2,300	142
Pricesmart, Inc.	700	14
RC2 Corp. (Æ)	3,100	139
Rent-A-Center, Inc. (Æ)	200	5
Salem Communications Holding Corp. Class A	800	10
Sauer-Danfoss, Inc.	2,000	54
Sinclair Broadcast Group, Inc. Class A	9,900	152
Skechers USA, Inc. Class A (Æ)	2,900	93
Sonic Corp. (Æ)	1,900	46
Stanley Furniture Co., Inc.	200	5
Steinway Musical Instruments	1,500	58
Stewart Enterprises, Inc. Class A	22,000	170
Syms Corp. (Æ)	1,900	40
Systemax, Inc.	800	17
Tempur-Pedic International, Inc.	6,100	155
Triarc Cos., Inc. Class A	9,200	142
Tupperware Corp.	3,100	90
Unifirst Corp.	1,100	46
Universal Electronics, Inc. (Æ)	800	27
Vertrue, Inc. (Æ)	1,200	58
Warnaco Group, Inc. (The) (Æ)	6,800	234
Winnebago Industries, Inc.	500	15
Wolverine World Wide, Inc.	1,400	41
		5,800
Consumer Staples - 3.9%
Alliance One International, Inc. (Æ)	18,800	181
American Oriental Bioengineering, Inc. (Æ)	2,700	29
Arden Group, Inc. Class A	100	13
Boston Beer Co., Inc. Class A (Æ)	100	4
Casey's General Stores, Inc.	1,200	32
Central European Distribution Corp. (Æ)	200	7
Chattem, Inc. (Æ)	1,800	115
Chiquita Brands International, Inc.	1,700	31
Coca-Cola Bottling Co. Consolidated	200	11
Delta & Pine Land Co.	500	21

Enhanced Small Cap Fund 24

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Diamond Foods, Inc.	1,500	25
Elizabeth Arden, Inc. (Æ)	3,100	73
Flowers Foods, Inc.	1,350	46
Hain Celestial Group, Inc. (Æ)	600	17
J&J Snack Foods Corp.	400	16
Mannatech, Inc.	5,700	80
Nash Finch Co.	300	14
NBTY, Inc. (Æ)	4,600	242
Playtex Products, Inc. (Æ)	11,700	174
Prestige Brands Holdings, Inc. (Æ)	4,200	55
Reddy Ice Holdings, Inc.	500	15
Seaboard Corp.	57	126
Spartan Stores, Inc.	800	21
Spectrum Brands, Inc. (Æ)	2,300	19
TreeHouse Foods, Inc. (Æ)	2,700	76
Universal Corp.	600	38
		1,481
Energy - 5.1%
Alpha Natural Resources, Inc. (Æ)	4,100	79
Atlas America, Inc.	4,808	238
ATP Oil & Gas Corp. (Æ)	3,600	163
Atwood Oceanics, Inc. (Æ)	100	7
Bill Barrett Corp. (Æ)	1,400	53
Bois d'Arc Energy, Inc. (Æ)	800	14
Bronco Drilling Co., Inc. (Æ)	800	13
Callon Petroleum Co. (Æ)	200	3
Clayton Williams Energy, Inc. (Æ)	300	8
Dril-Quip, Inc. (Æ)	300	15
EXCO Resources, Inc. (Æ)	8,600	155
Grey Wolf, Inc. (Æ)	800	6
Gulfmark Offshore, Inc. (Æ)	3,200	161
Harvest Natural Resources, Inc. (Æ)	3,900	37
Hercules Offshore, Inc. (Æ)	3,300	115
Hornbeck Offshore Services, Inc. (Æ)	300	12
Input/Output, Inc. (Æ)	1,100	18
Mariner Energy, Inc. (Æ)	6,500	162
MarkWest Hydrocarbon, Inc.	1,700	101
Meridian Resource Corp. (Æ)	600	2
NATCO Group, Inc. Class A (Æ)	200	9
NGP Capital Resources Co.	2,500	43
Petroleum Development Corp. (Æ)	400	20
Rosetta Resources, Inc. (Æ)	2,200	54
T-3 Energy Services, Inc. (Æ)	1,000	29
Trico Marine Services, Inc. (Æ)	1,600	67
Universal Compression Holdings, Inc. (Æ)	1,600	119
USEC, Inc. (Æ)	8,300	192
Vaalco Energy, Inc. (Æ)	3,000	14
Western Refining, Inc.	200	10
Westmoreland Coal Co. (Æ)	500	14
World Fuel Services Corp.	200	8
		1,941

	Principal Amount ($) or Shares	Market Value $
Financials - 20.4%
1st Source Corp.	2,660	70
Accredited Home Lenders Holding Co. (Æ)	1,100	15
Advance America Cash Advance Centers, Inc.	3,900	69
Advanta Corp. Class B	1,800	90
Affirmative Insurance Holdings, Inc.	1,400	22
Affordable Residential Communities, Inc. (Æ)	1,347	16
Alfa Corp.	1,500	25
Amcore Financial, Inc.	100	3
American Equity Investment Life Holding Co.	500	6
American Home Mortgage Investment Corp. (ö)	7,300	159
American Physicians Capital, Inc. (Æ)	1,600	65
Ameris Bancorp	300	7
Anchor Bancorp Wisconsin, Inc.	100	3
Anthracite Capital, Inc. (ö)	10,700	131
Apollo Investment Corp.	2,100	49
Arbor Realty Trust, Inc. (ö)	900	26
Ashford Hospitality Trust, Inc. (ö)	3,100	38
Asset Acceptance Capital Corp. (Æ)	400	8
Authorize.Net Holdings, Inc. (Æ)	3,100	51
Avatar Holdings, Inc. (Æ)	2,300	190
Bancfirst Corp.	1,200	52
Bank of Granite Corp.	3,125	51
Banner Corp.	2,600	94
Berkshire Hills Bancorp, Inc.	1,500	49
Bristol West Holdings, Inc.	500	11
Camden National Corp.	100	4
Capital Lease Funding, Inc. (ö)	1,200	13
Capitol Bancorp, Ltd.	1,000	29
Centennial Bank Holdings, Inc. (Æ)	4,500	39
Chemical Financial Corp.	3,200	86
Citizens Republic Bancorp, Inc.	3,458	66
City Bank	150	5
City Holding Co.	2,500	95
Clayton Holdings, Inc. (Æ)	1,700	24
Commerce Group, Inc.	500	17
Community Bank System, Inc.	200	4
Community Trust Bancorp, Inc.	200	7
CompuCredit Corp. (Æ)	2,300	85
Corus Bankshares, Inc.	3,600	65
CVB Financial Corp.	2,090	24
Delphi Financial Group, Inc. Class A	1,250	54
DiamondRock Hospitality Co. (ö)	5,400	113
Dime Community Bancshares	1,600	22
Doral Financial Corp. (Æ)	2,000	3

Enhanced Small Cap Fund 25

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Downey Financial Corp.	700	51
EMC Insurance Group, Inc.	200	5
Equity Inns, Inc. (ö)	900	18
Equity Lifestyle Properties, Inc. (ö)	3,500	191
Equity One, Inc. (ö)	200	6
eSpeed, Inc. Class A (Æ)	2,400	22
Farmers Capital Bank Corp.	200	6
FBL Financial Group, Inc. Class A	2,400	92
Federal Agricultural Mortgage Corp. Class C	400	12
FelCor Lodging Trust, Inc. (ö)	6,000	157
Fieldstone Investment Corp. (ö)	7,700	30
First Bancorp	13,400	170
First Charter Corp.	900	20
First Financial Corp.	500	14
First Indiana Corp. (Æ)	1,800	38
First Industrial Realty Trust, Inc. (ö)	1,600	71
First Merchants Corp.	500	12
First Regional Bancorp (Æ)	600	15
FirstFed Financial Corp. (Æ)	1,100	71
Flagstar Bancorp, Inc.	300	4
FNB Corp.	8,400	147
FPIC Insurance Group, Inc. (Æ)	800	37
Friedman Billings Ramsey Group, Inc. Class A (ö)	11,500	72
GAMCO Investors, Inc. Class A	100	5
GB&T Bancshares, Inc.	700	12
Getty Realty Corp. (ö)	200	6
Glimcher Realty Trust (ö)	4,500	123
Gramercy Capital Corp. (ö)	1,600	51
Great American Financial Resources, Inc.	900	22
Great Southern Bancorp, Inc.	800	22
Greenhill & Co., Inc.	100	7
Hanmi Financial Corp.	1,000	17
Harleysville Group, Inc.	2,400	73
Harleysville National Corp.	110	2
Hersha Hospitality Trust (ö)	12,100	147
Horace Mann Educators Corp.	100	2
Horizon Financial Corp.	2,250	51
IMPAC Mortgage Holdings, Inc. (ö)	5,200	32
Independent Bank Corp.	200	6
Innkeepers USA Trust (ö)	3,800	67
Integra Bank Corp.	3,600	82
International Bancshares Corp.	770	21
Irwin Financial Corp.	7,500	119
ITLA Capital Corp.	1,000	55
James River Group, Inc.	700	24
JER Investors Trust, Inc. (ö)	2,800	53
Kansas City Life Insurance Co.	200	9
KNBT Bancorp, Inc.	400	6
Knight Capital Group, Inc. Class A (Æ)	2,700	47
LaBranche & Co., Inc. (Æ)	8,300	69

	Principal Amount ($) or Shares	Market Value $
Lakeland Bancorp, Inc.	1,300	18
LTC Properties, Inc. (ö)	1,000	24
Luminent Mortgage Capital, Inc. (ö)	1,900	17
MainSource Financial Group, Inc.	420	7
Marlin Business Services Corp. (Æ)	100	2
MCG Capital Corp.	4,900	86
Medallion Financial Corp.	800	9
Medical Properties Trust, Inc. (ö)	6,300	90
MFA Mortgage Investments, Inc. (ö)	6,300	47
Midland Co. (The)	1,100	49
National Interstate Corp.	600	15
Netbank, Inc. (Æ)	600	—	±
NewAlliance Bancshares, Inc. (Æ)	400	6
Newcastle Investment Corp. (ö)	3,700	110
Novastar Financial, Inc. (ö)	300	2
NYMAGIC, Inc.	400	17
Ocwen Financial Corp. (Æ)	2,400	34
Odyssey Re Holdings Corp.	3,900	167
Ohio Casualty Corp.	2,200	95
Old National Bancorp	3,800	68
Omega Financial Corp.	1,100	31
Omega Healthcare Investors, Inc. (ö)	600	10
optionsXpress Holdings, Inc.	2,200	56
Oriental Financial Group	2,800	34
Parkway Properties, Inc. (ö)	200	10
Partners Trust Financial Group, Inc.	4,100	45
Pennsylvania Real Estate Investment Trust (ö)	1,000	48
Peoples Bancorp, Inc.	1,300	36
Phoenix Cos., Inc. (The)	7,400	116
Piper Jaffray Cos., Inc. (Æ)	800	53
PMA Capital Corp. Class A (Æ)	4,100	44
ProAssurance Corp. (Æ)	200	11
Provident Bankshares Corp.	400	13
Provident Financial Services, Inc.	9,600	161
Ramco-Gershenson Properties Trust (ö)	3,000	111
Renasant Corp.	450	11
Republic Bancorp, Inc. Class A	220	4
Resource Capital Corp. (ö)	5,600	89
S&T Bancorp, Inc.	200	7
Santander BanCorp	500	9
Saul Centers, Inc. (ö)	3,400	167
Selective Insurance Group, Inc.	1,600	44
Senior Housing Properties Trust (ö)	2,200	52
Simmons First National Corp. Class A (Æ)	700	20
Southwest Bancorp, Inc.	1,000	25
State Auto Financial Corp.	1,200	37
Suffolk Bancorp	900	28
Sun Communities, Inc. (ö)	5,400	167
SWS Group, Inc.	3,500	84
Taylor Capital Group, Inc.	3,400	102
Texas Capital Bancshares, Inc. (Æ)	700	16

Enhanced Small Cap Fund 26

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TierOne Corp.	1,700	53
Triad Guaranty, Inc. (Æ)	1,087	48
Trustmark Corp.	1,100	30
UMB Financial Corp.	1,700	66
United Bankshares, Inc.	100	3
United Community Financial Corp.	6,200	66
United Fire & Casualty Co.	2,900	114
United PanAm Financial Corp. (Æ)	600	9
Universal American Financial Corp. (Æ)	2,000	42
Virginia Financial Group, Inc.	300	7
W Holding Co., Inc.	4,600	25
Waddell & Reed Financial, Inc. Class A	5,600	145
WesBanco, Inc.	4,200	132
West Coast Bancorp	1,100	34
Willow Financial Bancorp, Inc.	420	5
Winston Hotels, Inc. (ö)	900	13
WSFS Financial Corp.	800	53
		7,795
Health Care - 9.5%
Albany Molecular Research, Inc. (Æ)	5,700	81
Alliance Imaging, Inc. (Æ)	6,100	53
AMERIGROUP Corp. (Æ)	1,600	41
AMN Healthcare Services, Inc. (Æ)	4,200	95
Applera Corp. - Celera Group (Æ)	800	11
Apria Healthcare Group, Inc. (Æ)	2,100	61
Arrow International, Inc.	600	23
Bio-Rad Laboratories, Inc. Class A (Æ)	1,300	97
Bradley Pharmaceuticals, Inc. (Æ)	4,200	93
Bruker BioSciences Corp. (Æ)	11,700	100
Candela Corp. (Æ)	200	2
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	1,700	26
Centene Corp. (Æ)	800	18
Chemed Corp.	2,000	134
Coley Pharmaceutical Group, Inc. (Æ)	2,700	22
Conmed Corp. (Æ)	3,000	94
Cross Country Healthcare, Inc. (Æ)	3,900	68
Cubist Pharmaceuticals, Inc. (Æ)	700	16
Cypress Bioscience, Inc. (Æ)	300	5
Dionex Corp. (Æ)	600	43
Diversa Corp. (Æ)	300	2
Enzon Pharmaceuticals, Inc. (Æ)	19,100	162
Exelixis, Inc. (Æ)	400	4
Genitope Corp. (Æ)	400	1
Genomic Health, Inc. (Æ)	200	3
Greatbatch, Inc. (Æ)	400	12
GTx, Inc. (Æ)	400	8
Healthspring, Inc. (Æ)	2,200	54
Illumina, Inc. (Æ)	800	26
Immucor, Inc. (Æ)	2,250	71

	Principal Amount ($) or Shares	Market Value $
Incyte Corp. (Æ)	5,900	42
Integra LifeSciences Holdings Corp. (Æ)	3,600	185
Lexicon Pharmaceuticals, Inc. (Æ)	11,000	36
LHC Group, Inc. (Æ)	500	15
Lifecell Corp. (Æ)	700	20
Luminex Corp. (Æ)	2,100	26
Maxygen, Inc. (Æ)	300	3
Medarex, Inc. (Æ)	2,100	34
Medcath Corp. (Æ)	4,700	155
Medicines Co. (The) (Æ)	100	2
Mentor Corp.	4,200	170
MGI Pharma, Inc. (Æ)	300	6
Nabi Biopharmaceuticals (Æ)	3,400	17
Neurocrine Biosciences, Inc. (Æ)	4,900	57
Neurometrix, Inc. (Æ)	900	8
Odyssey HealthCare, Inc. (Æ)	2,700	35
Omnicell, Inc. (Æ)	700	16
Onyx Pharmaceuticals, Inc. (Æ)	300	9
OraSure Technologies, Inc. (Æ)	7,600	58
Osiris Therapeutics, Inc. (Æ)	3,100	35
Pain Therapeutics, Inc. (Æ)	2,100	18
Par Pharmaceutical Cos., Inc. (Æ)	100	3
Perrigo Co.	4,500	88
PharmaNet Development Group, Inc. (Æ)	1,700	55
Phase Forward, Inc. (Æ)	1,200	20
Pozen, Inc. (Æ)	1,800	28
Progenics Pharmaceuticals, Inc. (Æ)	3,500	75
PSS World Medical, Inc. (Æ)	500	9
Regeneron Pharmaceuticals, Inc. (Æ)	3,800	85
Renovis, Inc. (Æ)	2,300	8
Res-Care, Inc. (Æ)	3,500	72
Rigel Pharmaceuticals, Inc. (Æ)	300	3
Salix Pharmaceuticals, Ltd. (Æ)	500	7
Savient Pharmaceuticals, Inc. (Æ)	2,680	38
Sciele Pharma, Inc. (Æ)	2,800	69
STERIS Corp.	200	6
SuperGen, Inc. (Æ)	4,100	26
Trimeris, Inc. (Æ)	2,200	16
Trubion Pharmaceuticals, Inc. (Æ)	1,000	18
Varian, Inc. (Æ)	3,400	200
Viasys Healthcare, Inc. (Æ)	1,900	82
Viropharma, Inc. (Æ)	10,200	148
Vital Signs, Inc.	1,300	76
Volcano Corp. (Æ)	3,600	73
West Pharmaceutical Services, Inc.	200	10
Zoll Medical Corp. (Æ)	2,200	49
		3,637
Industrials - 15.3%
ABM Industries, Inc.	5,600	165
ACCO Brands Corp. (Æ)	2,400	60
Actuant Corp. Class A	100	6

Enhanced Small Cap Fund 27

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Acuity Brands, Inc.	3,300	200
Administaff, Inc.	200	7
Advisory Board Co. (The) (Æ)	400	21
Airtran Holdings, Inc. (Æ)	200	3
American Woodmark Corp.	3,000	112
Amrep Corp.	300	18
AO Smith Corp.	800	31
Applied Industrial Technologies, Inc.	300	9
Argon ST, Inc. (Æ)	1,800	43
Atlas Air Worldwide Holdings, Inc. (Æ)	1,200	70
Barnes Group, Inc.	3,000	88
Belden, Inc.	2,700	155
Blue Nile, Inc. (Æ)	1,200	69
BlueLinx Holdings, Inc.	1,500	17
Cascade Corp.	200	14
CBIZ, Inc. (Æ)	6,100	46
CIRCOR International, Inc.	1,500	57
Columbus McKinnon Corp. (Æ)	4,600	138
Comfort Systems USA, Inc.	600	8
Compx International, Inc.	200	4
COMSYS IT Partners, Inc. (Æ)	3,300	76
Consolidated Graphics, Inc. (Æ)	2,300	167
Cubic Corp.	2,500	63
Deluxe Corp.	3,900	170
Diamond Management & Technology Consultants, Inc. Class A	6,500	85
Dollar Financial Corp. (Æ)	200	6
Drew Industries, Inc. (Æ)	600	20
Dynamex, Inc. (Æ)	1,000	27
DynCorp International, Inc. Class A (Æ)	1,500	26
EDO Corp.	500	17
EMCOR Group, Inc. (Æ)	1,500	98
EnerSys (Æ)	1,300	24
Equifax, Inc.	68	3
ExpressJet Holdings, Inc. Class A (Æ)	3,000	19
G&K Services, Inc. Class A	100	4
General Cable Corp. (Æ)	100	7
Genlyte Group, Inc. (Æ)	2,000	174
GenTek, Inc. (Æ)	100	4
Goodman Global, Inc. (Æ)	2,600	57
Gorman-Rupp Co. (The)	150	5
GrafTech International, Ltd. (Æ)	3,000	46
Heartland Express, Inc.	4,466	75
Heico Corp.	2,000	86
Heidrick & Struggles International, Inc. (Æ)	1,100	54
Horizon Lines, Inc. Class A	4,200	145
HUB Group, Inc. Class A (Æ)	5,500	203
Hudson Highland Group, Inc. (Æ)	1,900	41
IHS, Inc. Class A (Æ)	2,600	105
II-VI, Inc. (Æ)	1,300	36
Infrasource Services, Inc. (Æ)	100	4
Integrated Electrical Services, Inc. (Æ)	3,400	90
Interactive Data Corp.	2,000	58
Interline Brands, Inc. (Æ)	1,300	32

	Principal Amount ($) or Shares	Market Value $
Kadant, Inc. (Æ)	700	21
Kaman Corp. Class A	1,000	29
Kforce, Inc. (Æ)	5,600	90
Knoll, Inc.	1,200	29
Korn/Ferry International (Æ)	400	10
Labor Ready, Inc. (Æ)	4,000	96
M&F Worldwide Corp. (Æ)	1,700	116
Middleby Corp. (Æ)	600	74
NACCO Industries, Inc. Class A	600	102
NCI Building Systems, Inc. (Æ)	300	15
Nordson Corp.	4,000	208
Orbital Sciences Corp. (Æ)	2,200	45
Pacer International, Inc.	1,800	48
Perini Corp. (Æ)	1,300	72
RBC Bearings, Inc. (Æ)	1,100	42
Regal-Beloit Corp.	1,400	68
Republic Airways Holdings, Inc. (Æ)	2,000	47
Robbins & Myers, Inc.	200	9
Skywest, Inc.	300	8
Spherion Corp. (Æ)	12,900	127
Standard Parking Corp. (Æ)	1,300	48
Teledyne Technologies, Inc. (Æ)	100	5
TeleTech Holdings, Inc. (Æ)	3,000	106
Tennant Co.	400	13
Tetra Tech, Inc. (Æ)	4,800	106
Tredegar Corp.	4,100	95
United Industrial Corp.	1,200	72
United Stationers, Inc. (Æ)	200	13
Viad Corp.	3,500	155
Vicor Corp.	2,300	27
Volt Information Sciences, Inc. (Æ)	4,200	104
Wabash National Corp.	900	13
Wabtec Corp.	2,200	86
Waste Connections, Inc. (Æ)	5,350	165
Woodward Governor Co.	3,900	215
		5,847
Information Technology - 18.6%
Actel Corp. (Æ)	2,100	29
Actuate Corp. (Æ)	2,600	16
Adtran, Inc.	900	24
Advanced Energy Industries, Inc. (Æ)	3,400	83
Advent Software, Inc. (Æ)	1,100	40
Agilysys, Inc.	8,300	180
AMIS Holdings, Inc. (Æ)	2,800	36
Amkor Technology, Inc. (Æ)	11,400	162
Anaren, Inc. (Æ)	1,200	21
Ansoft Corp. (Æ)	5,200	167
Arris Group, Inc. (Æ)	4,900	81
Aspen Technology, Inc. (Æ)	9,900	147
Asyst Technologies, Inc. (Æ)	3,800	27
Atheros Communications, Inc. (Æ)	900	26
Bel Fuse, Inc. Class B	200	7
Blackbaud, Inc.	1,600	38

Enhanced Small Cap Fund 28

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Blue Coat Systems, Inc. (Æ)	300	13
Bottomline Technologies, Inc. (Æ)	700	9
Brocade Communications Systems, Inc. (Æ)	25,775	237
Brooks Automation, Inc. (Æ)	200	4
C-COR, Inc. (Æ)	4,700	69
Carrier Access Corp. (Æ)	2,700	11
Checkpoint Systems, Inc. (Æ)	1,500	38
Ciber, Inc. (Æ)	8,100	72
Cirrus Logic, Inc. (Æ)	12,800	99
CMGI, Inc. (Æ)	44,100	110
Cogent, Inc. (Æ)	700	11
Coherent, Inc. (Æ)	3,400	105
CommScope, Inc. (Æ)	4,800	263
CSG Systems International, Inc. (Æ)	3,800	106
CTS Corp.	2,300	28
DealerTrack Holdings, Inc. (Æ)	5,000	180
Digi International, Inc. (Æ)	6,000	84
Digital River, Inc. (Æ)	1,200	62
Dycom Industries, Inc. (Æ)	1,400	42
Eagle Test Systems, Inc. (Æ)	2,400	38
Earthlink, Inc. (Æ)	4,000	33
Echelon Corp. (Æ)	600	10
Electronics for Imaging, Inc. (Æ)	500	14
Emulex Corp. (Æ)	3,800	84
EPIQ Systems, Inc. (Æ)	3,900	103
Exar Corp. (Æ)	200	3
Extreme Networks (Æ)	500	2
Forrester Research, Inc. (Æ)	4,600	125
Foundry Networks, Inc. (Æ)	2,600	42
Gartner, Inc. (Æ)	200	5
Genesis Microchip, Inc. (Æ)	4,900	43
i2 Technologies, Inc. (Æ)	1,900	36
Imation Corp.	600	23
Informatica Corp. (Æ)	1,000	15
Infospace, Inc.	1,800	44
infoUSA, Inc.	11,500	123
Insight Enterprises, Inc. (Æ)	1,200	27
Interdigital Communications Corp. (Æ)	1,400	46
Interwoven, Inc. (Æ)	5,900	88
Intevac, Inc. (Æ)	1,600	31
Ipass, Inc. (Æ)	1,000	5
Ixia (Æ)	1,200	11
j2 Global Communications, Inc. (Æ)	200	7
Jack Henry & Associates, Inc.	1,300	34
Keane, Inc. (Æ)	800	11
Kopin Corp. (Æ)	2,600	9
Kulicke & Soffa Industries, Inc. (Æ)	1,300	12
Lawson Software, Inc. (Æ)	1,000	9
Littelfuse, Inc. (Æ)	2,200	88
Macrovision Corp. (Æ)	2,600	73
Magma Design Automation, Inc. (Æ)	3,900	58
Manhattan Associates, Inc. (Æ)	4,000	116
Mantech International Corp. Class A (Æ)	1,000	32

	Principal Amount ($) or Shares	Market Value $
Measurement Specialties, Inc. (Æ)	800	16
Methode Electronics, Inc.	8,400	127
Micrel, Inc.	10,100	126
Micros Systems, Inc. (Æ)	1,600	89
MicroStrategy, Inc. Class A (Æ)	1,000	104
MIPS Technologies, Inc. Class A (Æ)	3,200	28
MKS Instruments, Inc. (Æ)	5,000	136
Monolithic Power Systems, Inc. (Æ)	2,400	41
MPS Group, Inc. (Æ)	6,300	87
MTS Systems Corp.	800	35
Netscout Systems, Inc. (Æ)	1,600	13
NIC, Inc.	1,700	10
Novatel Wireless, Inc. (Æ)	300	7
Omniture, Inc. (Æ)	2,200	39
Omnivision Technologies, Inc. (Æ)	5,500	96
ON Semiconductor Corp. (Æ)	18,900	203
Opnet Technologies, Inc. (Æ)	2,900	33
Packeteer, Inc. (Æ)	2,100	22
Palm, Inc. (Æ)	4,800	78
Parametric Technology Corp. (Æ)	640	12
Paxar Corp. (Æ)	1,200	36
Pegasystems, Inc.	7,200	77
Pericom Semiconductor Corp. (Æ)	3,900	43
Perot Systems Corp. Class A (Æ)	2,500	43
Plexus Corp. (Æ)	500	11
Polycom, Inc. (Æ)	1,300	41
Progress Software Corp. (Æ)	900	30
QAD, Inc.	700	6
Quest Software, Inc. (Æ)	700	12
Radisys Corp. (Æ)	300	4
RealNetworks, Inc. (Æ)	8,900	75
RF Micro Devices, Inc. (Æ)	400	3
SAVVIS, Inc. (Æ)	300	15
Secure Computing Corp. (Æ)	1,500	11
Silicon Image, Inc. (Æ)	8,300	70
Silicon Storage Technology, Inc. (Æ)	18,200	72
SiRF Technology Holdings, Inc. (Æ)	1,900	41
Skyworks Solutions, Inc. (Æ)	1,600	11
SonicWALL, Inc. (Æ)	8,100	67
SourceForge, Inc. (Æ)	1,900	8
SPSS, Inc. (Æ)	300	13
Staktek Holdings, Inc. (Æ)	4,400	12
Sunpower Corp. Class A (Æ)	100	5
Sybase, Inc. (Æ)	3,600	87
Sykes Enterprises, Inc. (Æ)	1,300	25
Symmetricom, Inc. (Æ)	7,400	60
Synaptics, Inc. (Æ)	200	6
Techwell, Inc. (Æ)	200	3
TheStreet.com, Inc.	800	9
Travelzoo, Inc. (Æ)	3,400	88
Trident Microsystems, Inc. (Æ)	400	8
TTM Technologies, Inc. (Æ)	7,100	79
Tyler Technologies, Inc. (Æ)	3,000	36
United Online, Inc.	3,300	56

Enhanced Small Cap Fund 29

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utstarcom, Inc. (Æ)	16,900	122
Valueclick, Inc. (Æ)	2,600	81
Varian Semiconductor Equipment Associates, Inc. (Æ)	450	19
Viasat, Inc. (Æ)	1,200	39
Vignette Corp. (Æ)	300	6
Websense, Inc. (Æ)	2,600	58
Wind River Systems, Inc. (Æ)	400	4
Wright Express Corp. (Æ)	3,400	119
Zoran Corp. (Æ)	5,600	113
Zygo Corp. (Æ)	1,400	21
		7,074
Materials - 5.3%
AEP Industries, Inc. (Æ)	600	27
AK Steel Holding Corp. (Æ)	1,800	62
Aptargroup, Inc.	2,200	83
Buckeye Technologies, Inc. (Æ)	6,500	92
Chaparral Steel Co.	200	15
Cleveland-Cliffs, Inc.	3,500	309
Greif, Inc. Class A	1,600	89
HB Fuller Co.	6,900	188
Headwaters, Inc. (Æ)	600	12
Hercules, Inc. (Æ)	3,300	62
Innospec, Inc.	3,300	197
OM Group, Inc. (Æ)	3,500	219
Quanex Corp.	400	19
Rock-Tenn Co. Class A	5,200	182
Rockwood Holdings, Inc. (Æ)	700	22
RTI International Metals, Inc. (Æ)	1,500	133
Sensient Technologies Corp.	2,100	55
Shiloh Industries, Inc.	400	4
Silgan Holdings, Inc.	3,600	208
Spartech Corp.	1,400	38
US Concrete, Inc. (Æ)	700	6
		2,022
Telecommunication Services - 1.9%
Centennial Communications Corp. (Æ)	4,500	46
Cincinnati Bell, Inc. (Æ)	31,000	181
Cogent Communications Group, Inc. (Æ)	400	11
Consolidated Communications Holdings, Inc.	1,500	32
General Communication, Inc. Class A (Æ)	10,300	136
Premiere Global Services, Inc. (Æ)	5,400	68
SureWest Communications	400	10
Syniverse Holdings, Inc. (Æ)	10,200	131
USA Mobility, Inc.	4,500	104
		719

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.2%
Cleco Corp.	1,900	51
Duquesne Light Holdings, Inc.	1,300	26
El Paso Electric Co. (Æ)	3,000	82
Empire District Electric Co. (The)	900	21
Idacorp, Inc.	2,500	83
Laclede Group, Inc. (The)	300	9
Northwest Natural Gas Co.	2,700	135
Otter Tail Corp.	100	3
Piedmont Natural Gas Co.	500	13
PNM Resources, Inc.	2,800	83
South Jersey Industries, Inc.	800	31
Southwest Gas Corp.	4,700	180
Westar Energy, Inc.	2,600	69
WGL Holdings, Inc.	1,200	42
		828
Total Common Stocks (cost $32,084)		37,144
Short-Term Investments - 2.5%
AIM Short Term Investment Treasury Portfolio	170	— ±
Federated Investors Prime Cash Obligations Fund	963,507	964
Total Short-Term Investments (cost $964)		964
Total Investments - 99.9% (identified cost $33,048)		38,108
Other Assets and Liabilities, Net - 0.1%		49
Net Assets - 100.0%		38,157
Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000TM Mini Index expiration date 06/07 (11)	933	14
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (ä)		14

Enhanced Small Cap Fund 30

SSgA
Equity Funds

Notes to Schedules of Investments — May 31, 2007 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  At amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments 31

SSgA
Equity Funds

Notes to Quarterly Report — May 31, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2007. This Quarterly Report reports on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

Effective June 1, 2007, the Large Cap Growth Opportunities Fund changed its name to the Concentrated Growth Opportunities Fund.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Investment Company values its investments in accordance with its Securities Valuation Procedures (the "Procedures").

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Investment Company will use the security's fair value, as determined in accordance with the Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their Net Asset Value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values

Notes to Quarterly Report
32

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of securities that occur between the closing of the principal markets on which they trade and the time the net asset value of the Funds shares is determined may be reflected in a Fund's calculation of net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such fund's net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of May 31, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity
Cost of Investments for Tax Purposes	$219,042,482	$143,596,665	$102,815,275	$114,210,654	$44,976,459
Gross Tax Unrealized Appreciation	56,443,868	20,710,927	21,327,880	94,266,018	5,588,982
Gross Tax Unrealized Depreciation	(3,564,523)	(3,068,768)	(888,251)	(177,444)	(416,537)
Net Tax Unrealized Appreciation (Depreciation)	$52,879,345	$17,642,159	$20,439,629	$94,088,574	$5,172,445
	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$188,595,516	$14,146,542	$16,730,572	$33,049,886	$27,536,978
Gross Tax Unrealized Appreciation	68,816,413	3,326,176	3,638,567	6,433,753	6,547,348
Gross Tax Unrealized Depreciation	(10,475,812)	(162,862)	(249,489)	(1,375,975)	(1,180,894)
Net Tax Unrealized Appreciation (Depreciation)	$58,340,601	$3,163,314	$3,389,078	$5,057,778	$5,366,454

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements

Notes to Quarterly Report
33

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.
The risks are discussed in more detail in the Funds Statement of Additional Information.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2007, the Enhanced Small Cap Fund had a cash collateral balance held in connection with futures contracts purchased (sold) in the amount of $35,083.

Short Sales

The SSgA Directional Core Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

Notes to Quarterly Report
34

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2007 (Unaudited)

As of May 31, 2007, the non-cash collateral received for the securities on loan is as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$5,787,104	Pool of US Government and corporate securities
Small Cap	128,205	Pool of US Government and corporate securities
Aggressive Equity	45,950	Pool of US Government and corporate securities
IAM SHARES	3,163,008	Pool of US Government and corporate securities

4.  Related Parties

The Funds (each a "Participating Fund") are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any Participating Fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a Participating Fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each Participating Fund in an amount that offsets the amount of such distribution and/or service fees incurred by the Participating Fund. As of May 31, 2007, $1,370,592 of the SSgA Prime Money Market Fund's net assets represents investments by these Funds, and $268,248,441 represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Report
35

SSgA
Equity Funds

Shareholder Requests for Additional Information — May 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) (i)  without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
36

DEQR-05/07

Item 2.  Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date:  July 30, 2007

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 30, 2007